                                                             File No. 333-152925
                                                                       811-08311

     As filed with the Securities and Exchange Commission on April 22, 2016


================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         [ ] Pre-Effective Amendment No.


                       [X] Post-Effective Amendment No. 9


                                     and/or

                        REGISTRATION STATEMENT UNDER THE

                       [X] INVESTMENT COMPANY ACT OF 1940


                              [X] Amendment No. 32


                        (Check appropriate box or boxes)

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

              One American Square, Indianapolis, Indiana 46206-0368 (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1213

                                Stephen L. Due

                            Associate General Counsel
                     American United Life Insurance Company
                               One American Square
                        Indianapolis, Indiana 46206-0368
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] On May 1, 2016 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

AMERICAN ACCUMULATOR -

AUL AMERICAN INDIVIDUAL
VARIABLE LIFE UNIT TRUST

FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148
TELEPHONE: (800) 537-6442



      May 1, 2016

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                       SUPPLEMENT TO THE PROSPECTUS OF

                            AMERICAN ACCUMULATOR
              AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
    FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
      ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282 (317) 285-1877
    VARIABLE PRODUCTS SERVICE OFFICE: P.O. BOX 7127, INDIANAPOLIS, INDIANA
                         46206-7127 (800) 537-6442
                             WWW.ONEAMERICA.COM

Pursuant to the SEC staff's position in the Great-West Life & Annuity Insurance Co. No Action Letter (publicly available October 23, 1990) concerning annual update requirements for inactive contracts, Registrant is no longer required to, and will not, file annual post-effective amendments to this Form N-4.

May 1, 2016

                                 PROSPECTUS

              AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
    FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY

                            AMERICAN ACCUMULATOR

                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                     ONE AMERICAN SQUARE, P.O. BOX 7127
                      INDIANAPOLIS, INDIANA 46206-7127

                     (800) 537-6442 - WWW.ONEAMERICA.COM

This Prospectus describes a flexible premium variable adjustable universal life insurance policy (the "Policy" or the "Contract") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Policy to provide insurance protection on the Insured named in the Policy. The Policy also provides the Owner with the flexibility to vary the amount and timing of premium payments and to change the amount of death benefits payable under the Policy. This flexibility allows the Owner to provide for the Owner's changing insurance needs under a single insurance Policy.

The Owner also has the opportunity to allocate Net Premiums and Account Value to one (1) or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account") and to AUL's General Account (the "Fixed Account"), within limits. This Prospectus generally describes only that portion of the Account Value allocated to the Separate Account. For a brief summary of the Fixed Account, see "Fixed Account." AUL invests the assets of each Investment Account in a corresponding Portfolio (each, a "Portfolio"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:


      AB Variable Products Series Fund, Inc.                           Invesco V.I. Funds Trust

      Alger Portfolios                                                 Janus Aspen Series

      American Century(R) Variable Portfolios, Inc.                    Neuberger Berman Advisers Management Trust

      Calvert Variable Series, Inc.                                    OneAmerica Funds, Inc.

      Columbia Funds Variable Insurance Trust                          Pioneer Variable Contracts Trust (VCT)

      Dreyfus Investment Portfolios                                    The Royce Funds

      Fidelity(R) Variable Insurance Products Freedom Funds            T. Rowe Price Equity Series, Inc.

      Fidelity(R) Variable Insurance Products                          Timothy Plan(R) Portfolio Variable Series

      Franklin Templeton Variable Insurance Products Trust             Vanguard(R) Variable Insurance Fund

      Goldman Sachs Asset Management



The Prospectuses for the Funds describe their respective Portfolios, including the risks involved, and provide other information on the Funds. Not all Funds in which the Investment Accounts invest are available with all contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by the current Prospectuses for the Fund or Funds being considered. Each of these Prospectuses should be read carefully and retained for future reference.



                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2016.

                           TABLE OF CONTENTS



DESCRIPTION                                              PAGE

SUMMARY OF THE POLICY.................................      3
FEE TABLE.............................................      4
DEFINITIONS OF TERMS..................................      6
DIAGRAM OF CONTRACT...................................      8
GENERAL INFORMATION ABOUT AUL, THE
SEPARATE ACCOUNT AND THE FUNDS........................     12
   American United Life Insurance Company(R)..........     12
   Separate Account...................................     12
   The Funds..........................................     12
   Revenue AUL Receives...............................     12
   Funds and Objectives...............................     13
   Voting Rights......................................     16
PREMIUM PAYMENTS AND ALLOCATIONS......................     16
   Applying for a Policy..............................     16
   Right to Examine Period............................     17
   Premiums...........................................     17
   Premium Payments to Prevent Lapse..................     18
   Premium Allocations and Crediting..................     19
   Transfer Privilege.................................     19
   Abusive Trading Practices..........................     19
   Dollar Cost Averaging Program......................     20
   Portfolio Rebalancing Program......................     20
   Portfolio Optimization Program.....................     21
FIXED ACCOUNT.........................................     22
   Summary of the Fixed Account.......................     22
   Minimum Guaranteed and Current Interest Rates......     22
   Calculation of the Fixed Account Value.............     23
   Transfers from the Fixed Account...................     23
   Payment Deferral...................................     23
CHARGES AND DEDUCTIONS................................     23
   Premium Expense Charges............................     23
   Monthly Deduction..................................     23
   Surrender Charge...................................     24
   Taxes..............................................     24
   Special Uses.......................................     24
   Fund Expenses......................................     25
HOW THE OWNER'S ACCOUNT VALUES VARY...................     25
   Determining the Account Value......................     25
   Cash Value and Cash Surrender Value................     26
DEATH BENEFIT AND CHANGES IN
FACE AMOUNT...........................................     26
   Death Benefits and Multiple Beneficiaries..........     26
   Amount of Death Benefit Proceeds...................     26
   Death Benefit Options..............................     26
   Applicable Percentages of Account Value for the
    Cash Value Accumulation Test......................     27
   Base Face Amount and Death Benefit Option..........     27



DESCRIPTION                                                 PAGE
   Changes in Death Benefit Option.......................     27
   Changes in Face Amount................................     27
   Selecting and Changing the Beneficiary................     28
CASH BENEFITS............................................     28
   Policy Loans..........................................     28
   Surrendering the Policy for Cash Surrender Value......     29
   Partial Surrenders....................................     29
   Reduction Free Partial Surrenders.....................     29
   Partial Surrenders, Reduction Free Partial
    Surrenders & The Death Benefit Options...............     29
   Settlement Options....................................     29
   Specialized Uses of the Policy........................     30
   Life Insurance Retirement Plans.......................     30
   Risks of Life Insurance Retirement Plans..............     30
OTHER POLICY BENEFITS AND PROVISIONS.....................     31
   Limits on Rights to Contest the Policy................     31
   Changes in the Policy or Benefits.....................     31
   When Proceeds Are Paid................................     32
   Dividends.............................................     32
   Reports to Policy Owners..............................     32
   Assignment............................................     32
   Reinstatement.........................................     32
   Rider Benefits........................................     32
TAX CONSIDERATIONS.......................................     35
   Tax Status of the Policy..............................     35
   Tax Treatment of Policy Benefits......................     35
   Estate and Generation Skipping Taxes..................     37
   Life Insurance Purchased for Use in Split
    Dollar Arrangements..................................     37
   Taxation Under Section 403(b) Plans...................     37
   Non-Individual Ownership of Contracts.................     37
   Possible Charge for AUL's Taxes.......................     37
OTHER INFORMATION ABOUT THE
POLICIES AND AUL.........................................     37
   Policy Termination....................................     37
   Resolving Material Conflicts..........................     37
   Addition, Deletion or Substitution
    of Investments.......................................     38
   Sale of the Policies..................................     38
   State Regulation......................................     38
   Additional Information................................     38
   Litigation............................................     38
   Legal Matters.........................................     38
   Financial Statements..................................     38
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS........................................     39



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                            SUMMARY OF THE POLICY


The investor should read the following summary of Prospectus information and diagram of the Policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this Prospectus assumes that the Policy is in force and that there are no outstanding loans or loan interest.

The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of Net Premiums and a Cash Surrender Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Cash Surrender Value during the early Policy Years is likely to be lower than the premium payments paid.

However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may, and the Account Value will, increase or decrease to reflect the investment performance of the Investment Accounts to which Account Value is allocated. Also, there is no guaranteed minimum Cash Surrender Value. If the Cash Surrender Value is insufficient to pay the Monthly Deduction, the Policy will lapse without value, after a grace period. Nonetheless, AUL guarantees to keep the Policy in force during the No-Lapse Guarantee Period if, on each Monthiversary, the Net Accumulated Premiums equal or exceed the sum of the accumulated Required Premiums for the No-Lapse Guarantee Period (without interest) since the Policy Date. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."

CONTRACT BENEFITS. Cash benefits available under a Contract include loans, partial surrenders, or the ability to surrender the Contract in full at any time for its Cash Surrender Value, provided there is sufficient Cash Surrender Value less loan interest due on the next Policy Anniversary and any surrender charges.

Death benefits include benefits payable to the beneficiary income tax-free, available as a lump sum or under a variety of settlement options. Depending on the Death Benefit option, Death Benefits are equal to the Total Face Amount, or the Total Face Amount plus Account Value, or Total Face Amount plus Net Accumulated Premiums subject to limitations. The Owner has flexibility to change the Death Benefit option and Total Face Amount.

CONTRACT RISKS. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Under certain circumstances, the Internal Revenue Code will treat a Policy as a Modified Endowment. AUL will monitor the Policies and will try to notify the Owner on a timely basis if the Owner's Policy ceases to satisfy the federal tax definition of life insurance or becomes a Modified Endowment. However, AUL is not obligated to give the Owner such notice or to take corrective action. AUL reserves the right to refund any premiums that may cause the Policy to become a Modified Endowment. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."


Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause the Owner's Policy to lapse, endangering insurance coverage. There is no guarantee that the Owner's Policy will not lapse even if the Owner pays the Owner's Planned Premium. The Contracts are not suitable as short-term savings vehicles. The Owner should review the Owner's coverage with the Owner's registered representative on a regular basis.


Withdrawal charges on full surrenders may inhibit the Owner's ability to access the Owner's Cash Value. Furthermore, making a withdrawal or taking a loan may change the Owner's Policy's Total Face Amount and/or Death Benefit, reducing the Death Benefit Proceeds payable to the Owner's beneficiary. Withdrawals and loans may make the Owner's Policy more susceptible to lapse.

OWNER INQUIRIES. If the Owner has any questions, the Owner may write or call the Corporate Office.

PORTFOLIO COMPANY RISKS. Each Investment Option invests in a corresponding Fund Portfolio. The value of each Portfolio fluctuates with the value of the investments that it holds. Returns are not guaranteed. The Owner bears the investment risk of any Investment Option that the Owner chooses. A comprehensive discussion of the risks of each Fund Portfolio may be found in each Fund's prospectus.

PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM"). Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

All the Portfolio Optimization models generally are evaluated on an annual basis. Each model may change and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, the Owner's model will automatically be updated to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change and the Owner's Account Value will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one of these riders and later terminates the Program, the rider will automatically terminate.

PURPOSE OF THE POLICY. AUL designed the Policy to provide long-term insurance benefits; and it may also provide long-term accumulation of Cash Value. The Owner should evaluate the Policy in conjunction with other insurance policies that the Owner owns, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy.

RIGHT TO EXAMINE POLICY. For a limited time, the Owner has the right to cancel the Owner's Policy and receive a refund. See "Right to Examine Policy." AUL generally allocates Net Premiums to the Fixed Account and Investment Accounts on the later of the day the "right to examine" period expires, or the date AUL receives the premium at the Corporate Office. See "Premium Allocations and Crediting."

In some states, the Policy will include the election to buy a reduced paid-up Policy.



                                  FEE TABLE


The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Policy, surrenders the Policy, transfers cash value between Investment Options, or, if applicable, elects to exercise the Overloan Protection Rider.


                              TRANSACTION FEES

CHARGE                                WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Maximum Surrender Charge              Upon Full Surrender                            Maximum of 100% of base coverage target
                                                                                     premium(1)
Premium Expense Charge                Upon receipt of premium                        6% of premium
Overloan Protection Rider             No Charge until exercised                      4% of Account Value
Transfer Fees                         Upon transfer of accumulated                   Maximum $25.00 per transfer in excess
                                      value between investment Options               of 24 in a policy year(2)


(1) 100 percent of base coverage target premium is a maximum of $50.00 per $1,000 of Total Face Amount.

(2) There is no charge currently imposed on transfers.

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Policy, not including Fund company fees and expenses.


         PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES

CHARGE                                       WHEN CHARGE IS DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Base Face Amount Charge(5)                   Monthly beginning on Policy Date
Representative Base Face Amount Charge(1)    Monthly beginning on Policy Date
Cost of Insurance (COI)(1)(2)(5)             Monthly beginning on Policy Date
Representative COI(1)                        Monthly beginning on Policy Date
Monthly Administrative Charge(3)             Monthly beginning on Policy Date

Mortality and Expense Risk Charge(3)         Monthly beginning on Policy Date

Loan Interest(3)                             Monthly beginning on loan date
OPTIONAL BENEFITS(4)
Accelerated Death Benefit Rider              No Charge
Accounting Benefit Rider                     No Charge
Aviation Exclusion Rider                     No Charge
Change of Insured Rider                      No Charge
Children's Term Insurance Rider(3)           Monthly beginning on Policy Date
Credit of Premium Disability Rider           Monthly beginning on Policy Date
Representative Credit of Premium Disability  Monthly beginning on Policy Date
Rider(1)
Extended No-Lapse Guarantee Rider            Monthly beginning on Policy Date
Guaranteed Insurability Rider(5)             Monthly beginning on Policy Date

Representative Guaranteed Insurability       Monthly beginning on Policy Date
Rider(1)
Other Insured Term Insurance Rider(5)        Monthly beginning on Policy Date

Representative Other Insured Rider(1)        Monthly beginning on Policy Date
Waiver of Monthly Deductions Disability      Monthly beginning on Policy Date
(WMDD)(5)
Representative WMDD(1)                       Monthly beginning on Policy Date



CHARGE                                       AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Base Face Amount Charge(5)                   $0.04 - $0.63 per $1,000 of Base Face Amount
Representative Base Face Amount Charge(1)    $0.14 per $1,000 of Base Face Amount
Cost of Insurance (COI)(1)(2)(5)             $0.01 - $83.33 per $1,000 of Net Amount at Risk
Representative COI(1)                        $0.09 per $1,000 of Net Amount at Risk
Monthly Administrative Charge(3)             $25.00 year 1
                                             $10.00 year 2 and thereafter
Mortality and Expense Risk Charge(3)         0.75% years 1-10
                                             0.25% year 11 and thereafter
Loan Interest(3)                             5% annual percentage rate
OPTIONAL BENEFITS(4)
Accelerated Death Benefit Rider
Accounting Benefit Rider
Aviation Exclusion Rider
Change of Insured Rider
Children's Term Insurance Rider(3)           $0.52 per $1,000 of child's term face
Credit of Premium Disability Rider           $1.48 - $6.55 per $100 monthly benefit
Representative Credit of Premium Disability  $2.78 per $100 monthly benefit
Rider(1)
Extended No-Lapse Guarantee Rider            $0.01 per $1,000 of Total Face Amount
Guaranteed Insurability Rider(5)             $0.04 - $0.19 per $1,000 of chosen increase in
                                             Base Face Amount
Representative Guaranteed Insurability       $0.17 per $1,000 of chosen increase in Base
Rider(1)                                     Face Amount
Other Insured Term Insurance Rider(5)        $0.01 - $83.33 per $1,000 of rider Base Face
                                             Amount
Representative Other Insured Rider(1)        $0.09 per $1,000 of rider Base Face Amount
Waiver of Monthly Deductions Disability      2.18% - 19.48% of all contract charges based on
(WMDD)(5)                                    Insured's Attained Age
Representative WMDD(1)                       7.04% of all contract charges based on Insured's
                                             Attained Age


(1) Cost of insurance varies based on a number of variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.

(2) This charge is reduced to zero for Base Face Amount when the person insured reaches the Age of 121; Supplemental Face Amount expires when the person insured reaches the Age of 100.

(3) The charge does not vary based on an individual's characteristics.

(4) Subject to state availability.

(5) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio companies that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund company's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND COMPANY OPERATING EXPENSES                                                MINIMUM                 MAXIMUM
----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                                    0.10%                   2.05%



                            DEFINITIONS OF TERMS


ACCOUNT VALUE - The retrospective accumulation of Net Premiums, reduced by the Monthly Deductions and Partial Surrenders. It is the sum of the Owner's values in the Fixed Account, the Variable Account, and the Loan Account. See "Determining Account Value."

AGE - The Insured's nearest Age as of the Policy Date.

ATTAINED AGE - The Insured's Age increased by one (1) for each complete Policy Year.

BASE FACE AMOUNT - The amount of insurance selected by the Owner on Issue Date, or as subsequently changed.

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving, but the Corporate Office may not be open for business on other days.

CASH VALUE - The Cash Value is the Account Value less the Surrender Charge.

CASH SURRENDER VALUE - The Cash Value reduced by any outstanding loans and loan interest.

CORPORATE OFFICE - The Variable Products Service office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH BENEFIT AND DEATH BENEFIT PROCEEDS - This Policy has three (3) Death Benefit options. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.

DEATH BENEFIT DISCOUNT FACTOR - The factor used in determination of the Net Amount at Risk as described in the Policy Charges provisions. Death Benefit Discount Factor = (1 + Death Benefit Discount)(1/12). The Death Benefit Discount is shown on the Owner's Policy Data Page.

FIXED ACCOUNT - An account which is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account.

FUNDS - A diversified, open-end management investment company commonly referred to as a Fund, or a Portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

INSURED - The person you name, whose life is covered by this Policy. The Insured may or may not be the Owner.

INVESTMENT ACCOUNTS/INVESTMENT OPTIONS - One (1) or more of the subdivisions of the Separate Account. Each Investment Account invests in a corresponding Portfolio of a particular Fund.

ISSUE DATE - The date the Policy is issued.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MINIMUM INSURANCE PERCENTAGE - The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of the Owner's Policy.

MODIFIED ENDOWMENT - A classification of policies determined under the Internal Revenue Code to be Modified Endowment contracts which affects the tax status of distributions from the Policy.

MONTHIVERSARY - The same date of each month as the Policy Date. If a Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.

MONTHLY DEDUCTION - The charge made against the Account Value every month.

NET ACCUMULATED PREMIUMS - The amount of premiums less Partial Surrenders, which is utilized in calculating the Death Benefit under option 3 of the Death Benefit options.

NET AMOUNT AT RISK - The Death Benefit on the Monthiversary divided by the Death Benefit Discount Factor, less the Account Value.

NET PREMIUM - The total premium paid reduced by premium expense charges.

NO-LAPSE GUARANTEE PERIOD - The period in which the No-Lapse Guarantee is in effect as detailed in the No-Lapse Guarantee Period provision.

OWNER - The Owner named in the application for a Policy, unless changed.

PARTIAL SURRENDER - A withdrawal of a portion of the Account Value.

PLANNED PREMIUM - The amount AUL will bill the Owner or, in the case of AUL's automatic payment plan, the amount AUL will deduct from the account selected by the Owner.

POLICY ANNIVERSARY - The same date each year as the Policy Date.

POLICY DATA PAGE - The Policy Data Page in the Owner's Policy, or the supplemental Policy Data Page most recently sent to the Owner by AUL.

POLICY DATE - The date from which Monthiversaries, Policy Years, and Policy Anniversaries are measured. Suicide and incontestability periods are also measured from the Policy Date.

POLICY YEAR - One (1) year from the Policy Date and from each Policy
Anniversary.

PORTFOLIO - A separate investment fund in which the Separate Account invests.

PREMIUM MODE - The frequency of the Planned Premium as shown on the Policy Data Page or as subsequently changed by the Owner.

PROPER NOTICE - Notice that is received at the Corporate Office in a form acceptable to AUL.

REDUCTION FREE PARTIAL SURRENDER AMOUNT - The amount which may be withdrawn without a reduction in Total Face Amount.

REQUIRED PREMIUM FOR THE NO-LAPSE GUARANTEE PERIOD - The monthly premium that must be paid on a cumulative basis to keep this Policy in force during the No-Lapse Guarantee Period.

SEPARATE ACCOUNT - AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund Portfolio.

SUPPLEMENTAL FACE AMOUNT - The Supplemental Face Amount provides term insurance and is selected at Issue, or as subsequently changed. Any Supplemental Face Amount will expire on the Policy Anniversary after the Insured attains the Age of 100.

TOTAL FACE AMOUNT - The sum of the Base Face Amount and the Supplemental Face Amount.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - A Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract that is invested in one (1) or more Investment Accounts.

                             DIAGRAM OF CONTRACT


The diagram on the following pages summarizes the most important features of the Policy, such as charges, cash surrender benefits, Death Benefits, and calculation of Cash Value.


PREMIUM PAYMENTS

  - The Owner selects a payment plan but is not required to pay premium payments according to the plan. The Owner can vary the amount and frequency.

  - The Policy's minimum initial premium payment depends on the Age, sex and risk class of the Insured, Base Face Amount selected, any supplemental and/or rider benefits, and any planned periodic premiums.

  - Unplanned premium payments may be made, within limits.

  - Extra premium payments may be necessary to prevent lapse.


DEDUCTIONS FROM PREMIUM PAYMENTS

The Premium Expense Charge is 6% of each premium payment.


NET PREMIUM PAYMENTS

  - See rules and limits on Net Premium payment allocations.

  - Each Investment Account invests in a corresponding Portfolio of a Fund:


INVESTMENT ACCOUNT AND                                      CLASS DESIGNATION
CORRESPONDING FUND PORTFOLIO                                IF ANY               FUND
--------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio                       A                    AB Variable Products Series Fund, Inc.
AB VPS International Value Portfolio                        A                    AB Variable Products Series Fund, Inc.
AB VPS Small/Mid Cap Value Portfolio                        A                    AB Variable Products Series Fund, Inc.
Alger Large Cap Growth Portfolio                            I-2                  Alger Portfolios
Alger Small Cap Growth Portfolio                            I-2                  Alger Portfolios
American Century VP Capital                                 I                    American Century Variable Portfolios, Inc.
Appreciation Fund
American Century VP Income &                                I                    American Century Variable Portfolios, Inc.
Growth Fund
American Century VP International Fund                      I                    American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund                      II                   American Century Variable Portfolios, Inc.
American Century VP Ultra Fund                              I                    American Century Variable Portfolios, Inc.
Calvert VP SRI Mid Cap Growth Portfolio                                          Calvert Variable Series, Inc.
Columbia Variable Portfolio-Small Cap                       1                    Columbia Funds Variable Insurance Trust
Value Fund
Columbia Variable Portfolio-US Government Mortgage Fund     1                    Columbia Funds Variable Insurance Trust
Dreyfus Investment Portfolios (IP), Small Cap Stock Index   Service              Dreyfus Investment Portfolios
Portfolio
Dreyfus Investment Portfolios (IP), Technology Growth       Service              Dreyfus Investment Portfolios
Portfolio
Dreyfus Variable Investment Fund (VIF), Appreciation        Service              Dreyfus Investment Portfolios
Portfolio
Fidelity VIP Asset Manager Portfolio                        Initial              Fidelity Variable Insurance Products
Fidelity VIP Contrafund Portfolio                           Initial              Fidelity Variable Insurance Products
Fidelity VIP Equity-Income Portfolio                        Initial              Fidelity Variable Insurance Products
Fidelity VIP Growth Portfolio                               Initial              Fidelity Variable Insurance Products
Fidelity VIP Freedom Income Portfolio                       Initial              Fidelity Variable Insurance Products Freedom
                                                                                 Funds (VIP)
Fidelity VIP Freedom 2005 Portfolio                         Initial              Fidelity Variable Insurance Products Freedom
                                                                                 Funds (VIP)

INVESTMENT ACCOUNT AND                                   CLASS DESIGNATION
CORRESPONDING FUND PORTFOLIO                             IF ANY                FUND
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio                      Initial               Fidelity Variable Insurance Products Freedom
                                                                               Funds (VIP)
Fidelity VIP Freedom 2015 Portfolio                      Initial               Fidelity Variable Insurance Products Freedom
                                                                               Funds (VIP)
Fidelity VIP Freedom 2020 Portfolio                      Initial               Fidelity Variable Insurance Products Freedom
                                                                               Funds (VIP)
Fidelity VIP Freedom 2025 Portfolio                      Initial               Fidelity Variable Insurance Products Freedom
                                                                               Funds (VIP)
Fidelity VIP Freedom 2030 Portfolio                      Initial               Fidelity Variable Insurance Products Freedom
                                                                               Funds (VIP)
Fidelity VIP High Income Portfolio                       Initial               Fidelity Variable Insurance Products
Fidelity VIP Index 500 Portfolio                         Initial               Fidelity Variable Insurance Products
Fidelity VIP Mid Cap Portfolio                           Service 2             Fidelity Variable Insurance Products
Fidelity VIP Government Money Market Portfolio           Initial               Fidelity Variable Insurance Products
Fidelity VIP Overseas Portfolio                          Initial               Fidelity Variable Insurance Products
Franklin Small Cap Value VIP Fund                        1                     Franklin Templeton Variable Insurance Products
                                                                               Trust
Franklin Founding Funds Allocation VIP Fund              1                     Franklin Templeton Variable Insurance Products
                                                                               Trust
Goldman Sachs VIT Money Market Fund                      Service               Goldman Sachs Asset Management
Invesco V.I. Mid Cap Growth Fund                         Series I              Invesco V.I. Funds Trust
Invesco V.I. Core Equity Fund                            Series II             Invesco V.I. Funds Trust
Invesco V.I. Diversified Dividend Fund                   Series I              Invesco V.I. Funds Trust
Invesco V.I. Global Health Care Fund                     Series I              Invesco V.I. Funds Trust
Invesco V.I. Global Real Estate Fund                     Series I              Invesco V.I. Funds Trust
Invesco V.I. High Yield Fund                             Series I              Invesco V.I. Funds Trust
Invesco V.I. International Growth Fund                   Series II             Invesco V.I. Funds Trust
Invesco V.I. Managed Volatility Fund                     Series I              Invesco V.I. Funds Trust
Janus Aspen Flexible Bond Portfolio                      Institutional         Janus Aspen Series
Janus Aspen Forty Portfolio                              Institutional         Janus Aspen Series
Janus Aspen Overseas Portfolio                           Service               Janus Aspen Series
Janus Aspen Perkins Mid Cap Value Portfolio              Service               Janus Aspen Series
Janus Aspen Global Research Portfolio                    Institutional         Janus Aspen Series
Neuberger Berman AMT Mid Cap Growth Portfolio            Service               Neuberger Berman Advisers Management Trust
Neuberger Berman Mid Cap Intrinsic Value Portfolio       I                     Neuberger Berman Advisers Management Trust
Neuberger Berman Short Duration Bond Portfolio           I                     Neuberger Berman Advisers Management Trust
OneAmerica Asset Director Portfolio                      O                     OneAmerica Funds, Inc.
OneAmerica Investment Grade Bond Portfolio               O                     OneAmerica Funds, Inc.
OneAmerica Value Portfolio                               O                     OneAmerica Funds, Inc.
Pioneer Emerging Markets VCT Portfolio                   I                     Pioneer Variable Contracts Trust (VCT)
Pioneer Equity Income VCT Portfolio                      II                    Pioneer Variable Contracts Trust (VCT)
Pioneer Fund VCT Portfolio                               I                     Pioneer Variable Contracts Trust (VCT)
Pioneer Select Mid Cap Growth VCT Portfolio              I                     Pioneer Variable Contracts Trust (VCT)
Royce Capital Small-Cap Portfolio                        Investor              The Royce Funds
T. Rowe Price Blue Chip Growth Portfolio                                       T. Rowe Price Equity Series, Inc.
T. Rowe Price Equity Income Portfolio                                          T. Rowe Price Equity Series, Inc.
T. Rowe Price Limited-Term Bond Portfolio                                      T. Rowe Price Equity Series, Inc.
T. Rowe Price Mid-Cap Growth Portfolio                                         T. Rowe Price Equity Series, Inc.

INVESTMENT ACCOUNT AND                                   CLASS DESIGNATION
CORRESPONDING FUND PORTFOLIO                             IF ANY                  FUND
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond VIP Fund                           1                       Franklin Templeton Variable Insurance Products
                                                                                 Trust
Templeton Foreign VIP Fund                               2                       Franklin Templeton Variable Insurance Products
                                                                                 Trust
Timothy Plan Conservative Growth Variable                                        Timothy Plan Portfolio Variable Series
Timothy Plan Strategic Growth Variable                                           Timothy Plan Portfolio Variable Series
Vanguard VIF Diversified Value Portfolio                                         Vanguard Variable Insurance Fund
Vanguard VIF Mid-Cap Index Portfolio                                             Vanguard Variable Insurance Fund
Vanguard VIF Small Company Growth Portfolio                                      Vanguard Variable Insurance Fund
Vanguard VIF Total Bond Market Index Portfolio                                   Vanguard Variable Insurance Fund
                                                                                 Vanguard Variable Insurance Fund


  - Not all Funds in which the Investment Account invest are available with all contracts.

AUL credits interest on amounts allocated to the Fixed Account at a minimum guaranteed rate of 3 percent. (See rules and limits on transfers from the Fixed Account allocations.)

DEDUCTIONS

  FROM FUND PORTFOLIOS

  - The Investment Advisors of the underlying Fund Portfolios deduct Management or Advisory fees and other operating expenses from the assets of each of the individual Fund Portfolios. These fees and expenses range from 0.10 percent to 2.10 percent of the Portfolios' net assets. These fees are not deducted under the Contract. They are reflected in the Portfolios' net asset values.

  FROM ACCOUNT VALUE

  - Monthly Deductions from the Account Value are made for the cost of insurance and administration fees. In addition, charges for any supplemental and/or rider benefits are deducted from the Account Value on a monthly basis. The current Administrative charge is $25 per month assessed for the first Policy Year and $10 per month after the first Policy Year. The amount of the charge(s) for cost of insurance and for supplemental and / or rider benefits can be found in the Fee Table.

  FROM INVESTMENT ACCOUNTS

  - Monthly charge at a guaranteed annual rate of 0.75 percent from the Variable Account Value during the first ten (10) Policy Years and 0.25 percent thereafter. This charge is not deducted from the Fixed Account value.


ACCOUNT VALUE

  - Account Value is equal to Net Premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on Fixed Account value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).

  - Varies from day to day. There is no minimum guaranteed Account Value. The Policy may lapse if the Cash Surrender Value is insufficient to cover a Monthly Deduction due.

  - Can be transferred among the Investment Account and Fixed Account. A transfer fee of $25.00 may apply if more than twenty-four (24) transfers are made in a Policy Year.

  - Is the starting point for calculating certain values under a Policy, such as the Cash Value, Cash Surrender Value and the Death Benefit used to determine Death Benefit Proceeds.


CASH BENEFITS

  - Loans may be taken for amounts up to 90 percent of the Account Value, less loan interest due on the next Policy Anniversary, any surrender charges, less three (3) months of Monthly Deductions, and less any existing loans and accrued loan interest.

  - Partial Surrenders generally can be made provided there is sufficient remaining Cash Surrender Value.

  - The policy may be surrendered in full at any time for its Cash Surrender Value. A surrender charge will apply during the first nine (9) Policy Years.

  -  Settlement options are available.

  - Loans, Partial Surrenders, and Full Surrenders may have adverse tax consequences.


DEATH BENEFITS

  -  May be Income Tax-free to beneficiary.

  -  Available as lump sum or under variety of settlement options.

  - For all Standard Classes, the minimum Total Face Amount is $50,000; for Preferred and Standard Plus Classes, the minimum is $100,000.

  -  Three (3) Death Benefit options available:

     Option 1, equal to the Total Face Amount, and

     Option 2, equal to the Total Face Amount plus Account Value.

     Option 3, equal to the Total Face Amount plus Net Accumulated Premiums.

  -  Flexibility to change the Death Benefit option and Total Face Amount.

  - Any outstanding loan and loan interest is deducted from the amount payable.

  -  Supplemental and/or rider benefits may be available.

      GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS



AMERICAN UNITED LIFE INSURANCE COMPANY(R)

American United Life Insurance Company(R) ("AUL") has its principal offices at One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.


AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



SEPARATE ACCOUNT

The Separate Account was established as a segregated investment account under Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). AUL has established other segregated Investment Accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus. The assets in the Separate Account are owned by AUL.

Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate Account are not chargeable with liabilities arising out of any other business of AUL. AUL is obligated to pay all benefits provided under the Policies.


THE FUNDS


AUL has entered into agreements with the Distributors/Advisors of AB Variable Products Series Fund, Inc., Alger Portfolios, American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Asset Management, Invesco V. I. Funds Trust, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OneAmerica Funds, Inc., Pioneer Variable Contracts Trust
(VCT), The Royce Funds, T. Rowe Price Equity Series, Inc., Timothy Plan(R) Portfolio Variable Series and Vanguard Variable Insurance Fund, under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in the Investment Accounts that invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, (or from the Funds if a 12b-1 plan has been approved) ranging from zero basis points until a certain level of Fund assets have been purchased to 50 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.



REVENUE AUL RECEIVES

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12B-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 50 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund Portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund Portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts which invest in the underlying Fund Portfolios; bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund Portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisors or sub-advisors pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable contracts. The advisors or distributors to certain Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their Prospectuses, which accompany this Prospectus.

The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in Portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




FUND                                            INVESTMENT ADVISOR                  OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio -         AllianceBernstein L.P.              Seeks long-term growth of capital.
A Class

AB VPS International Value Portfolio - A Class  AllianceBernstein L.P.              Seeks long-term growth of capital.

AB VPS Small/Mid Cap Value Portfolio -          AllianceBernstein L.P.              Seeks long-term growth of capital.
A Class

Alger Large Cap Growth Portfolio - I-2 Class    The Manager                         Seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio - I-2 Class    The Manager                         Seeks long-term capital appreciation.

American Century VP Capital Appreciation        American Century(R) Investment      Seeks capital growth.
Fund - I Class                                  Management, Inc.

American Century VP Income & Growth             American Century(R) Investment      Seeks capital growth and income as a secondary
Fund - I Class                                  Management, Inc.                    objective.

American Century VP International Fund -        American Century(R) Investment      Seeks capital growth.
I Class                                         Management, Inc.

American Century VP Mid Cap Value Fund -        American Century(R) Investment      Seeks long-term capital growth and seeks income
II Class                                        Management, Inc.                    as a secondary objective.

American Century VP Ultra Fund - I Class        American Century(R) Investment      Seeks long-term capital growth.
                                                Management, Inc.

Calvert VP SRI Mid Cap Growth Portfolio         Calvert Asset Management            Seeks long-term capital appreciation.
                                                Company, Inc.

Columbia Variable Portfolio-Small Cap Value     Columbia Management Investment      Seeks long-term capital appreciation.
Fund - 1 Class                                  Advisers LLC

Columbia Variable Portfolio-US Government       Columbia Management Investment      Seeks high level of current income and safety of
Mortgage Fund - 1 Class                         Advisers LLC                        principal.

Dreyfus Investment Portfolios (IP), Small Cap   The Dreyfus Corporation             Seeks capital appreciation.
Stock Index Portfolio - Service Class


FUND                                             INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios (IP), Technology   The Dreyfus Corporation
Growth Portfolio - Service Class

Dreyfus Variable Investment Fund (VIF),          The Dreyfus Corporation
Appreciation Portfolio - Service Class

Fidelity VIP Asset Manager Portfolio - Initial   Fidelity(R) Management & Research
Class                                            Company

Fidelity VIP Contrafund Portfolio - Initial      Fidelity(R) Management & Research
Class                                            Company

Fidelity VIP Equity-Income Portfolio - Initial   Fidelity(R) Management & Research
Class                                            Company

Fidelity VIP Freedom 2005 Portfolio - Initial    Strategic Advisers(R)
Class


Fidelity VIP Freedom 2010 Portfolio - Initial    Strategic Advisers(R)
Class


Fidelity VIP Freedom 2015 Portfolio - Initial    Strategic Advisers(R)
Class


Fidelity VIP Freedom 2020 Portfolio - Initial    Strategic Advisers(R)
Class


Fidelity VIP Freedom 2025 Portfolio - Initial    Strategic Advisers(R)
Class


Fidelity VIP Freedom 2030 Portfolio - Initial    Strategic Advisers(R)
Class


Fidelity VIP Freedom Income Portfolio -          Strategic Advisers(R)
Initial Class

Fidelity VIP Growth Portfolio - Initial Class    Fidelity(R) Management & Research
                                                 Company

Fidelity VIP High Income Portfolio - Initial     Fidelity(R) Management & Research
Class                                            Company

Fidelity VIP Index 500 Portfolio - Initial       Fidelity(R) Management & Research
Class                                            Company

Fidelity VIP Mid Cap Portfolio - Service 2       Fidelity(R) Management & Research
Class                                            Company

Fidelity VIP Government Money Market             Fidelity(R) Management & Research
Portfolio - Initial Class                        Company


Fidelity VIP Overseas Portfolio - Initial        Fidelity(R) Management & Research
Class                                            Company

Franklin Founding Funds Allocation VIP           Franklin Templeton Services, LLC
Fund - 1 Class

Franklin Small Cap Value VIP Fund - 1 Class      Franklin Advisory Services, LLC

Goldman Sachs VIT Money Market Fund -            Goldman Sachs Asset Management,
Service Class                                    L.P.


Invesco V.I. Core Equity Fund - Series II Class  Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund -         Invesco Advisers, Inc.
Series I Class


FUND                                             OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios (IP), Technology   Seeks to match the performance of the S&P Small
Growth Portfolio - Service Class                 Cap 600 Index.

Dreyfus Variable Investment Fund (VIF),          Seeks long-term capital growth and seeks current
Appreciation Portfolio - Service Class           income as a secondary objective.

Fidelity VIP Asset Manager Portfolio - Initial   Seeks to obtain high total return.
Class

Fidelity VIP Contrafund Portfolio - Initial      Seeks long-term capital appreciation.
Class

Fidelity VIP Equity-Income Portfolio - Initial   Seeks reasonable income.
Class

Fidelity VIP Freedom 2005 Portfolio - Initial    Seeks high total return with a secondary
Class                                            objective of principal preservation as the fund
                                                 approaches its target date and beyond.

Fidelity VIP Freedom 2010 Portfolio - Initial    Seeks high total return with a secondary
Class                                            objective of principal preservation as the fund
                                                 approaches its target date and beyond.

Fidelity VIP Freedom 2015 Portfolio - Initial    Seeks high total return with a secondary
Class                                            objective of principal preservation as the fund
                                                 approaches its target date and beyond.

Fidelity VIP Freedom 2020 Portfolio - Initial    Seeks high total return with a secondary
Class                                            objective of principal preservation as the fund
                                                 approaches its target date and beyond.

Fidelity VIP Freedom 2025 Portfolio - Initial    Seeks high total return with a secondary
Class                                            objective of principal preservation as the fund
                                                 approaches its target date and beyond.

Fidelity VIP Freedom 2030 Portfolio - Initial    Seeks high total return with a secondary
Class                                            objective of principal preservation as the fund
                                                 approaches its target date and beyond.

Fidelity VIP Freedom Income Portfolio -          Seeks high total return with a secondary
Initial Class                                    objective of principal preservation.

Fidelity VIP Growth Portfolio - Initial Class    Seeks capital appreciation.


Fidelity VIP High Income Portfolio - Initial     Seeks a high level of current income, while also
Class                                            considering growth of capital.

Fidelity VIP Index 500 Portfolio - Initial       Seeks results that correspond to the total return
Class                                            of common stocks that comprise the S&P 500(R).

Fidelity VIP Mid Cap Portfolio - Service 2       Seeks long-term growth of capital.
Class

Fidelity VIP Government Money Market             Seeks as high a level of current income as is
Portfolio - Initial Class                        consistent with preservation of capital and
                                                 liquidity.

Fidelity VIP Overseas Portfolio - Initial        Seeks long-term capital appreciation.
Class

Franklin Founding Funds Allocation VIP           Seeks capital appreciation and income as a
Fund - 1 Class                                   secondary objective.

Franklin Small Cap Value VIP Fund - 1 Class      Seeks long-term total return.

Goldman Sachs VIT Money Market Fund -            Seeks to maximize current income with
Service Class                                    preservation of capital and the maintenance of
                                                 liquidity.

Invesco V.I. Core Equity Fund - Series II Class  Seeks growth of capital.

Invesco V.I. Diversified Dividend Fund -         Seeks current income and long-term growth of
Series I Class                                   income and capital


FUND                                               INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund - Series I    Invesco Advisers, Inc.
Class

Invesco V.I. Global Real Estate Fund - Series I    Invesco Advisers, Inc.
Class

Invesco V.I. High Yield Fund - Series I Class      Invesco Advisers, Inc.

Invesco V.I. International Growth Fund -           Invesco Advisers, Inc.
Series II Class

Invesco V.I. Managed Volatility Fund - Series I    Invesco Advisers, Inc.
Class

Invesco V.I. Mid Cap Growth Fund - Series I        Invesco Advisers, Inc.
Class

Janus Aspen Flexible Bond Portfolio -              Janus Capital Management LLC
Institutional Class

Janus Aspen Forty Portfolio - Institutional Class  Janus Capital Management LLC

Janus Aspen Global Research Portfolio -            Janus Capital Management LLC
Institutional Class

Janus Aspen Overseas Portfolio - Service Class     Janus Capital Management LLC

Janus Aspen Perkins Mid Cap Value Portfolio -      Janus Capital Management LLC
Service Class

Neuberger Berman AMT Mid Cap Growth                Neuberger Berman Management
Portfolio - Service Class                          LLC

Neuberger Berman Mid Cap Intrinsic Value           Neuberger Berman Management
Portfolio - I Class                                LLC

Neuberger Berman Short Duration Bond               Neuberger Berman Management
Portfolio - I Class                                LLC

OneAmerica Asset Director Portfolio - O Class      OneAmerica Asset Management, LLC

OneAmerica Investment Grade Bond                   OneAmerica Asset Management, LLC
Portfolio - O Class

OneAmerica Value Portfolio - O Class               OneAmerica Asset Management, LLC



Pioneer Emerging Markets VCT Portfolio -           Pioneer Investment Management, Inc.
I Class

Pioneer Equity Income VCT Portfolio - II Class     Pioneer Investment Management, Inc.


Pioneer Fund VCT Portfolio - I Class               Pioneer Investment Management, Inc.

Pioneer Select Mid Cap Growth VCT                  Pioneer Investment Management, Inc.
Portfolio - I Class

Royce Capital Small-Cap Portfolio - Investor       Royce & Associates, LLC
Class

T. Rowe Price Blue Chip Growth Portfolio           T. Rowe Price Associates


T. Rowe Price Equity Income Portfolio              T. Rowe Price Associates


T. Rowe Price Limited-Term Bond Portfolio          T. Rowe Price Associates

T. Rowe Price Mid-Cap Growth Portfolio             T. Rowe Price Associates

Templeton Foreign VIP Fund - 2 Class               Franklin Advisory Services, LLC

Templeton Global Bond VIP Fund - 1 Class           Franklin Templeton Services, LLC

Timothy Plan Conservative Growth Variable          Timothy Partners, Ltd.

Timothy Plan Strategic Growth Variable             Timothy Partners, Ltd.


FUND                                               OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund - Series I    Seeks long-term capital growth.
Class

Invesco V.I. Global Real Estate Fund - Series I    Seeks high total return.
Class

Invesco V.I. High Yield Fund - Series I Class      Seeks a high level of current income.

Invesco V.I. International Growth Fund -           Seeks long-term capital growth.
Series II Class

Invesco V.I. Managed Volatility Fund - Series I    Seeks capital growth and current income.
Class

Invesco V.I. Mid Cap Growth Fund - Series I        Seeks long-term growth of capital.
Class

Janus Aspen Flexible Bond Portfolio -              Seeks to obtain maximum total return.
Institutional Class

Janus Aspen Forty Portfolio - Institutional Class  Seeks long-term growth of capital.

Janus Aspen Global Research Portfolio -            Seeks long-term capital growth.
Institutional Class

Janus Aspen Overseas Portfolio - Service Class     Seeks long-term capital growth.

Janus Aspen Perkins Mid Cap Value Portfolio -      Seeks capital appreciation.
Service Class

Neuberger Berman AMT Mid Cap Growth                Seeks growth of capital.
Portfolio - Service Class

Neuberger Berman Mid Cap Intrinsic Value           Seeks growth of capital.
Portfolio - I Class

Neuberger Berman Short Duration Bond               Seeks highest available income with a secondary
Portfolio - I Class                                objective of total return.

OneAmerica Asset Director Portfolio - O Class      Seeks to provide high total return.

OneAmerica Investment Grade Bond                   Seeks a high level of income and seeks capital
Portfolio - O Class                                appreciation as a secondary objective.

OneAmerica Value Portfolio - O Class               Seeks long-term capital appreciation and seeks
                                                   current investment income as a secondary
                                                   objective.

Pioneer Emerging Markets VCT Portfolio -           Seeks long-term growth of capital.
I Class

Pioneer Equity Income VCT Portfolio - II Class     Seeks current income and long-term growth of
                                                   capital.

Pioneer Fund VCT Portfolio - I Class               Seeks reasonable income and capital growth.

Pioneer Select Mid Cap Growth VCT                  Seeks capital growth.
Portfolio - I Class

Royce Capital Small-Cap Portfolio - Investor       Seeks long-term growth of capital.
Class

T. Rowe Price Blue Chip Growth Portfolio           Seeks to provide long-term growth and income as
                                                   a secondary objective.

T. Rowe Price Equity Income Portfolio              Seeks high current income and long-term capital
                                                   growth.

T. Rowe Price Limited-Term Bond Portfolio          Seeks high level of current income.

T. Rowe Price Mid-Cap Growth Portfolio             Seeks long-term capital appreciation.

Templeton Foreign VIP Fund - 2 Class               Seeks long-term growth.

Templeton Global Bond VIP Fund - 1 Class           Seeks high current income.

Timothy Plan Conservative Growth Variable          Seeks long-term capital growth.

Timothy Plan Strategic Growth Variable             Seeks long-term capital growth.


FUND                                         INVESTMENT ADVISOR                 OBJECTIVE
---------------------------------------------------------------------------------------------------------------------------------
Vanguard VIF Diversified Value Portfolio     Barrow, Hanley, Mewhinney &        Seeks long-term capital appreciation and income.
                                             Strauss LLC

Vanguard VIF Mid-Cap Index Portfolio         Vanguard(R) Group                  Seeks to track the performance of a benchmark
                                                                                index that measures the investment return of mid-
                                                                                capitalization stocks.

Vanguard VIF Small Company Growth            Granahan Investment Management,    Seeks long-term capital appreciation.
Portfolio                                    Inc. & Vanguard(R) Group

Vanguard VIF Total Bond Market Index         Vanguard(R) Group                  Seeks to track the performance of a broad,
Portfolio                                                                       market-weighted bond index.



AUL cannot guarantee that each Fund or Portfolio in which the Investment Accounts invest will always be available for the Policies; but, in the unlikely event that a Fund or Portfolio is not available, AUL will take reasonable steps to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.


VOTING RIGHTS

AUL is the legal owner of the shares of the Portfolios held by the Investment Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Portfolios in its own right, it may elect to do so.

The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the accumulation units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Policies for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Investment Account. AUL will vote shares of an Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Policies participating in the Investment Account.

Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.

If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment advisor of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.



                      PREMIUM PAYMENTS AND ALLOCATIONS



APPLYING FOR A POLICY

AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Ages are 0 through 85 on a standard basis, and 18 through 85 on a preferred non-tobacco user, preferred tobacco user and standard plus tobacco user basis. Age is determined based on the Insured's Age as of the Policy Date.

Acceptance of an application depends on AUL's underwriting rules, and AUL reserves the right to reject an application. Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.

As the Owner of the Policy, the Owner may exercise all rights provided under the Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new Owner while the Insured is living. The Policy may be jointly owned by more than one Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes. Unless a contingent Owner has been named, on the death of the last surviving Owner, ownership of the Policy passes to the estate of the last surviving Owner, which then will become the Owner. A change in Owner may have tax consequences. See "Tax Considerations."


RIGHT TO EXAMINE PERIOD

The Owner may cancel the Owner's Policy for a refund during the Owner's "Right To Examine" Period. This period expires ten (10) calendar days after the Owner receives the Owner's Policy (or a longer period if required by law). If the Owner decides to cancel the Policy, the Owner must return it by mail or other delivery method to the Corporate Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven (7) calendar days after AUL receives the returned Policy, depending upon the state in which the Policy was issued, AUL will refund either the premiums paid or the Account Value.


PREMIUMS

The minimum initial premium payment required depends on a number of factors, such as the Age, sex and risk class of the proposed Insured, the Base Face Amount, any supplemental and/or rider benefits and the Planned Premium payments the Owner proposes to make. Consult an AUL representative for information about the initial premium required for the coverage the Owner desires.

The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.

The Owner may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.

Premium payments after the initial payment must be made to AUL's Corporate Office. Each payment must be at least equal to $100 monthly or $1,000 annually.

The Planned Premium is the amount for which AUL will bill the Owner or, in the case of AUL's automatic premium plan (which deducts the Planned Premium from the Owner's checking account), the amount for which AUL will charge the Owner's account. The amount and Premium Mode of the Planned Premium are shown on the Policy Data Page in the Owner's Policy. The Owner may change the amount and the Premium Mode of the Planned Premium by Proper Notice, at a maximum of once per year. AUL reserves the right to change the Planned Premium to comply with AUL's rules for billing amount and frequency.

Unless otherwise indicated, premiums received in excess of Planned Premium will be applied as additional premium.

If the payment of any premium would cause an increase in the Net Amount at Risk because of the Minimum Insurance Percentage, AUL may require satisfactory evidence of insurability before accepting it. If AUL accepts the premium, AUL will allocate the Net Premium to the Owner's Account Value on the date of AUL's acceptance. If AUL does not accept the premium, AUL will refund it to the Owner.

If the payment of any premium would cause the Policy to become a Modified Endowment, AUL will try to notify the Owner upon allocating the premium after the first Monthiversary after a premium payment. In the event that AUL notifies the Owner, consistent with the terms of the notice, the Owner may choose whether the Owner wants the premium refunded to him or her. AUL reserves the right to refund any premiums that cause the Policy to become a Modified Endowment. Additionally, upon request, AUL will refund the premium to the Owner no later than sixty (60) days after the end of the Policy Year in which AUL receives the premium.

If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code, AUL may make reasonable adjustments to the conditions or terms of this Policy if necessary to allow it to continue to qualify as life insurance. In order to ensure that this Policy qualifies as life insurance, the Guideline Premium Test or the Cash Value Accumulation Test will be applied to the Owner's Policy. If the Owner does not select a test, the default test is the Guideline Premium Test. The Owner cannot change the selection after the Policy Date. This provision is not a guarantee that the Policy will receive tax treatment as life insurance. Additionally, this provision does not guarantee that the tax treatment of life insurance will never change by future actions of any tax authority.

GUIDELINE PREMIUM TEST. If at any time the premiums received by AUL exceed the amount allowable for tax qualification, the excess amount may be removed from the Policy as of the date of its payment, together with interest and/or investment experience thereon from such date, and any appropriate adjustment in the Death Benefit shall be made as of such date. This excess amount shall be refunded within sixty (60) days after the end of the applicable Policy Year. If this excess amount is not refunded within sixty (60) days, the Total Face Amount under the Policy shall be increased retroactively so that at no time is the Death Benefit ever less than the amount needed to ensure or maintain tax qualification. However, AUL will not refuse to accept any premium necessary to continue coverage, even if the Contract will lose its tax qualification, but only if the premium would result in a zero Cash

Value at the end of the Policy Year. Additionally, the minimum Death Benefit must be maintained.

CASH VALUE ACCUMULATION TEST. The minimum Death Benefit must be maintained. AUL may modify the Minimum Insurance Percentage shown on the Owner's Policy Data Page, retroactively if needed, to ensure or maintain qualification of the Owner's Policy as a life insurance contract for federal income tax purposes, notwithstanding any other provision of this Policy to the contrary.


POLICY CHANGES EFFECT ON LIFE INSURANCE QUALIFICATION TESTS. Policy changes, such as a change in Death Benefit Option, Total Face Amount, or certain other Policy changes, will frequently change the Policy's limits under the selected Life Insurance Qualification Test. If any requested change would cause the Policy to fail to qualify as life insurance for tax purposes, AUL may refuse or limit the request.


PLANNED PREMIUMS. When applying for a Policy, the Owner may select a plan for paying level premium payments semi-annually or annually. If the Owner elects, AUL will also arrange for payment of Planned Premiums on a monthly basis under a pre-authorized payment arrangement. The Owner is not required to pay premium payments in accordance with these plans; rather, the Owner can pay more or less than planned, or skip a Planned Premium entirely. Each premium after the initial premium must be at least $100 monthly or $1,000 annually. AUL may increase this minimum ninety (90) days after AUL sends the Owner a written notice of such increase. Subject to the limits described above, the Owner can change the amount and frequency of Planned Premiums whenever the Owner wants by sending Proper Notice to the Corporate Office, at a maximum of once per year. However, AUL reserves the right to limit the amount of a premium payment or the total premium payments paid. During the No-Lapse Guarantee Period, if the Planned Premium is not sufficient to satisfy the requirements of the No-Lapse Guarantee Period, then this Policy is not guaranteed to remain in force. If the Owner selects the Extended No-Lapse Guarantee Rider and the Planned Premium is not sufficient to satisfy the requirements of the rider, then this Policy is not guaranteed to remain in force.


PREMIUM PAYMENTS TO PREVENT LAPSE

Failure to pay Planned Premiums will not necessarily cause a Policy to lapse. Conversely, paying all Planned Premiums will not guarantee that a Policy will not lapse. The conditions that will result in the Owner's Policy lapsing will vary depending on whether a No-Lapse Guarantee Period is in effect, as discussed below:

GRACE PERIOD. A grace period is a period in which an Owner can make a premium payment in an amount sufficient to prevent the Policy from lapsing. A grace period starts when the Cash Surrender Value on a Monthiversary is not sufficient to cover the Monthly Deduction. AUL will send notice of the grace period to the Owner's last known address and in such notice will inform the Owner of the amount of premiums that must be paid by the Owner during the grace period to prevent the Policy from lapsing. The grace period will expire thirty-one (31) days from the date that the notice is mailed to the Owner, unless required otherwise by state law. The Owner's Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death Benefit proceeds will still be payable to the beneficiary, although the amount paid will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, less any outstanding loan and loan interest and the lesser of the overdue Monthly Deductions or the shortfall in total required premiums to maintain the No-Lapse Guarantee as of the start of the grace period. See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends, the Owner's Policy will lapse. It will have no value, and no benefits will be payable. See "Reinstatement."

A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."

THE NO-LAPSE GUARANTEE PERIOD AND REQUIRED PREMIUM FOR THE NO-LAPSE GUARANTEE. The Policy contains a No-Lapse Guarantee Period of four (4) years. During this period, if the Cash Surrender Value is insufficient to pay the Monthly Deduction, then the Policy will remain in force and will not begin the grace period if the Policy satisfies the No-Lapse Guarantee Test listed below. While the Policy is being maintained under the No-Lapse Guarantee Period, charges unable to be deducted will be waived.

The Required Premium for the No-Lapse Guarantee Period is shown on the Policy Data Page. If the Owner makes changes to the Policy during the No-Lapse Guarantee Period, such as an increase or decrease in the Base Face Amount and/or Supplemental Face Amount, Death Benefit option changes or additions and or deletions of any riders, then the required premium for subsequent months may change. If this occurs, AUL will send notice to the Owner. Changes to the Policy after the No-Lapse Guarantee Period has terminated will not begin a new No-Lapse Guarantee Period.

The Cash Surrender Value at the end of the No-Lapse Guarantee Period may be insufficient to keep the Policy in force unless an additional premium is paid. AUL will notify the Owner of the required additional premium.

NO-LAPSE GUARANTEE TEST. The Owner's Policy will satisfy the No-Lapse Guarantee test if on any Monthiversary where the grace period would normally begin, the sum of premiums paid to date, less any Partial Surrenders and any outstanding loan and loan interest, equals or exceeds the sum of the accumulated Required Premiums For The No-Lapse Guarantee Period (without interest) since the Policy Date.

If this test is failed on a Monthiversary where the Cash Surrender Value is insufficient to pay the Monthly Deduction, then the grace period will begin. The grace period notice will be sent which requests the lesser of:

   1. The grace period amount defined in the Termination Policy section; or

   2. The sum of:

      a. The accumulated Required Premium for the No-Lapse Guarantee Period (without interest) since the Policy Date; less

      b. The sum of the premiums received less any Partial Surrenders and any outstanding loans and loan interest to the end of the grace period; plus

      c. The Required Premiums for the No-Lapse Guarantee Period, for the grace period.


PREMIUM ALLOCATIONS AND CREDITING

On the Investment Option Election Form, the Owner specifies the percentage of a Net Premium to be allocated to the Investment Accounts and to the Fixed Account. The sum of the Owner's allocations must equal 100 percent, with at least 1 percent of the Net Premium payment allocated to each account selected by the Owner. All Net Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by sending Proper Notice to the Corporate Office by telephone if written authorization is on file with AUL, or by using the internet. The change will apply to the premium payments received with or after receipt of the Owner's notice.

The initial Net Premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with AUL's allocation instructions on the later of the day the "right to examine" period expires or the date AUL receives the premium at AUL's Corporate Office. Subsequent Net Premiums are allocated as of the end of the Valuation Period during which AUL receives the premium at the Corporate Office.

AUL generally allocates all Net Premiums received prior to the Issue Date to AUL's General Account prior to the end of the "right to examine" period. AUL will credit interest daily on Net Premiums so allocated. However, AUL reserves the right to allocate Net Premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with the Owner's allocation instructions prior to the expiration of the "right to examine" period. If the Owner exercises the Owner's right to examine the Policy and cancel it by returning it to AUL, depending upon the state in which the Policy was issued, AUL will refund either the premiums paid or the Account Value. At the end of the "right to examine" period, AUL transfers the Net Premium and interest to the Fixed Account and the Investment Accounts of the Separate Account based on the percentages the Owner has selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, AUL assumes that receipt of this Policy occurs five (5) calendar days after the Issue Date.

Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.


TRANSFER PRIVILEGE

The Owner may transfer amounts between the Fixed Account and Investment Accounts or among Investment Accounts at any time after the "right to examine" period. There currently is no minimum transfer amount, although AUL reserves the right to require a $100 minimum transfer. AUL must transfer the minimum amount, or, if less, the entire amount in the account from which the Owner is transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, AUL has the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a pro rata basis.

Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. AUL reserves the right to limit the number of transfers to twenty-four (24) per year, or to restrict transfers from being made on consecutive Valuation
Dates.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.

The first twenty-four (24) transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. AUL reserves the right to assess a $25 charge for the twenty-fifth (25th) and each subsequent transfer during a Policy Year. For the purpose of assessing the charge, each request (internet or telephone request described below) is considered to be one (1) transfer, regardless of the number of Investment Accounts or the Fixed Account affected by the transfer. The charge will be deducted from the Investment Account(s) from which the transfers are made.

Unless AUL restricts the right of an Owner to transfer Funds as stated above, there is no limit on the number of transfers that can be made between Investment Accounts or to the Fixed Account. There is a limit on the amount transferred from the Fixed Account each Policy Year. See "Transfers from Fixed Account" for restrictions.

TELEPHONE AND INTERNET TRANSFERS. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to AUL. Transfers initiated via AUL's Internet site Account Services, www.oneamerica.com, will be processed as a result of authorization given by the user accessing the site. AUL reserves the right to suspend telephone or internet transfer privileges at any time, for any reason, if AUL deems such suspension to be in the best interests of Owners. AUL will employ reasonable procedures to confirm that instructions communicated by telephone or via the internet are genuine, and if AUL follows those procedures, AUL will not be liable for any losses due to unauthorized or fraudulent instructions. AUL may be liable for such losses if AUL does not follow those reasonable procedures. The procedures AUL will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.


ABUSIVE TRADING PRACTICES

LATE TRADING. Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in the Portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying Portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, the Owner should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Owners trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Owners consistently.

If it is determined that the Owner's trading activity violates any Fund's trading policy, then the Owner shall be notified of restrictions on the Owner's account. The Owner's access to internet and interactive voice response trades are turned off and the Owner is limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging, ("DCA") Program, if elected, enables the Owner to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the Goldman Sachs VIT Money Market Fund ("GSMMF") to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.



The Owner specifies the fixed dollar amount to be transferred automatically from the GSMMF. At the time that the Owner elects the DCA Program, the Account Value in the GSMMF from which transfers will be made must be at least $2,000.


The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary following the election.


Once elected, transfers from the GSMMF will be processed until the value of the Investment Account is completely depleted or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.


Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. AUL reserves the right to impose a $25 transfer charge for each transfer effected under a DCA Program. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any time.


PORTFOLIO REBALANCING PROGRAM

The Owner may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences. If elected, this plan automatically adjusts the Owner's Investment Account mix to be consistent with the allocation most recently requested. The redistribution will not count toward the free transfers permitted each Policy Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to AUL. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.

Portfolio rebalancing will terminate when the Owner requests any transfer (which includes a loan transaction) or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Program, as annual rebalancing is independently a part of that Program.

AUL does not currently charge for this Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of Portfolio Rebalancing at any time.


PORTFOLIO OPTIMIZATION PROGRAM


THE PROGRAM

Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable life Policy. Asset allocation refers to the manner in which investments are distributed among asset classes to help attain an investment goal. For the Owner's variable life Policy, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of the Program, several asset allocation models ("Portfolio Optimization Models" or "Models") have been developed. Mesirow Financial Investment Management, Inc., ("MFIM"), an independent entity unrelated to AUL, develops models for the Portfolio Optimization Program. Each of the models is based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated by MFIM. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is updated from time to time.


THE PORTFOLIO OPTIMIZATION MODELS

Up to five (5) asset allocation Models may be offered, each comprised of a carefully selected combination of Funds. Development of the Portfolio Optimization Models is conducted by MFIM. Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.


PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally annually) by MFIM to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, the Owner's Account Value (and subsequent Premiums, if applicable) will be reallocated in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options, in which the Owner is invested, will automatically change, and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model.

When the Portfolio Optimization Models are updated, written notice of the updated Models will be sent to the Owner at least thirty (30) days in advance of the date that the updated version of the Model is to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).


SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.


QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.


RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model Investment Option will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner has not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

As advisor to OneAmerica Funds, Inc., OneAmerica Asset Management, Inc. ("OAM") monitors performance of the OneAmerica Funds portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management or strategy or the closure or merger of a portfolio, all of which could impact a Model if one or more of the OneAmerica Funds portfolios is a part of one or more Models. All Fund portfolios are analyzed by MFIM. Neither AUL nor OAM dictates to MFIM the number of portfolios in a Model, the percent that any portfolio represents in a Model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AUL and OAM believe their reliance on the work of MFIM to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Program at any time.



                                FIXED ACCOUNT



SUMMARY OF THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Owner may allocate some or all of the Net Premiums and transfer some or all of the Variable Account Value to the Fixed Account, which is part of AUL's General Account and pays interest at declared rates (subject to a minimum interest rate AUL guarantees to be 3 percent). AUL's General Account supports AUL's insurance and annuity obligations.

The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of AUL's General Account, AUL benefits from investment gain and assumes the risk of investment loss on this amount. All assets in the General Account are subject to AUL's general liabilities from business operations.


MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the

Guaranteed Rate will be effective for the Policies for a period of at least one year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the Guaranteed Rate of interest. AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.


CALCULATION OF THE FIXED ACCOUNT VALUE

The Fixed Account value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred, or surrendered from the Fixed Account.


TRANSFERS FROM THE FIXED ACCOUNT

The amount transferred from the Fixed Account in any Policy Year may not exceed the greater of 20 percent of the amount in the Fixed Account at the beginning of the Policy Year, or $5,000 less any Partial Surrenders made from the Fixed Account since the beginning of the Policy Year, unless the balance after the transfer is less than $25, in which case AUL reserves the right to transfer the entire amount.


PAYMENT DEFERRAL

AUL reserves the right to defer payment of any surrender, Partial Surrender, Reduction Free Partial Surrender or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case, interest on Fixed Account assets will continue to accrue at the then-current rates of interest.



                          CHARGES AND DEDUCTIONS





PREMIUM EXPENSE CHARGES

AUL deducts a premium expense charge from each premium payment. The premium expense charge is currently 6 percent of each premium paid.


MONTHLY DEDUCTION

AUL will deduct Monthly Deductions on the Policy Date and on each Monthiversary. Monthly Deductions due on the Policy Date and any Monthiversaries prior to the Issue Date are deducted on the next Monthiversary. The Owner's Policy Date is the date used to determine the Owner's Monthiversary. The Monthly Deduction consists of (1) cost of insurance charge,
(2) monthly administrative charge, (3) any charges for rider benefits, (4) mortality and expense risk charge and (5) Base Face Amount charge as described below. The Monthly Deduction is deducted from the Variable Account (and each Investment Account) and Fixed Account pro rata on the basis of the portion of Account Value in each account.

COST OF INSURANCE CHARGE. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies and from Monthiversary to Monthiversary. The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 2001 Commissioners Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "2001 CSO Tables") (and where unisex cost of insurance rates apply, the 2001 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 2001 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured. As of the date of this Prospectus, AUL charges "current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and AUL may also charge current rates in the future. The current rates may also vary with the Attained Age, gender, where permissible, duration of each Total Face Amount segment, Policy size and underwriting class of the Insured. For any Policy, the cost of insurance on a Monthiversary is calculated by multiplying the current cost of insurance rate for the Insured by the Net Amount at Risk for that Monthiversary. The Net Amount at Risk on a Monthiversary is the difference between the Death Benefit divided by the Death Benefit Discount Factor and the Account Value.

The cost of insurance charges for the Base Face Amount and/or Supplemental Face Amount segment will be determined on each Monthiversary. AUL currently places Insureds in the following classes, based on underwriting: Preferred Tobacco User, Preferred Non-Tobacco User, Standard Tobacco User, Standard Non-Tobacco User and Standard Plus Non-Tobacco User. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the Standard Tobacco User or Standard Non-Tobacco User classes. Preferred Non-Tobacco and Preferred Tobacco User rates are available for Ages 18-85. Standard Tobacco and Standard Non-Tobacco User rates are available for Ages 0-85. Standard Plus Non-Tobacco User rates are available for Ages 18-85. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of the Owner's Policy.

AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. When an increase in Total Face Amount is requested, AUL conducts underwriting before approving the increase (except as noted below), and a separate risk class may apply to the increase. If the risk class for the increase has higher guaranteed cost of insurance rates than the existing class, the higher guaranteed rates will apply only to the increase in Total Face Amount, and the existing risk class will continue to apply to the Total Face Amount existing prior to the increase. If the risk class for the increase has lower guaranteed cost of insurance rates than the existing class, the lower guaranteed rates will apply to both the increase and the existing Total Face Amount after the increase.

MONTHLY ADMINISTRATIVE CHARGE. The monthly administrative charge is a level monthly charge. The monthly charge is currently $25.00 during the first Policy Year, and for each year after the first Policy Year, the monthly charge is $10.00. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.

COST OF ADDITIONAL BENEFITS PROVIDED BY RIDERS. The cost of additional benefits provided by riders is deducted from the Account Value on the Monthiversary.

MORTALITY AND EXPENSE RISK CHARGE. AUL deducts this monthly charge from the Variable Account Value pro rata based on the amounts in each account. The current charge is at an annual rate of 0.75 percent of Variable Account Value during the first ten (10) Policy Years, and 0.25 percent thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.

The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. AUL also assumes the mortality risk associated with guaranteeing the Death Benefit during the Guarantee Period. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the Policies.

BASE FACE AMOUNT CHARGE. The Guaranteed Maximum Base Face Amount Charge at issue is the rate of $0.04 - $0.63 per $1,000 of insurance coverage. If the Base Face Amount is increased after issue the Guaranteed Maximum Base Face Amount Charge will increase. AUL reserves the right to use a current Base Face Amount less than the Guaranteed Maximum Base Face Amount.


SURRENDER CHARGE


During the first nine (9) Policy Years, a surrender charge will be deducted from the Account Value if the Policy is completely surrendered for cash. The total surrender charge will not exceed the maximum surrender charge set forth in the Policy. The surrender charge is equivalent to a percentage of the base coverage target premium. The initial surrender charge percentage is based on issue age, grading down over the next nine (9) years. The "base coverage target premium" is the target premium associated with the base coverage of the Policy only, not including any riders or benefits.


Partial Surrenders are limited to the Cash Value of the Policy; therefore, there is no surrender charge assessed on Partial Surrenders. Any surrender in excess of Cash Value will constitute a complete surrender and the above surrender charge will apply.

Increases in face amount will begin a new surrender charge period for that coverage amount. Decreases in face amount will not reduce the surrender charge.

The surrender charge for a reinstated Policy will be based on the number of Policy Years from the original Policy Date. For purposes of determining the surrender charge on any date after reinstatement, the period during which the Policy was lapsed will be credited to the total Policy period.

The table below shows the surrender charge (which is a percentage of target premium) deducted if the Policy is completely surrendered during the first nine
(9) Policy Years.

                                 AGE OF INSURED
                 -----------------------------------------------
  POLICY YEAR      0-68         69-74        75-79        80-85
----------------------------------------------------------------
       1            90%          85%          70%          65%
       2            90%          80%          65%          60%
       3            90%          80%          60%          55%
       4            90%          75%          60%          55%
       5            75%          70%          55%          50%
       6            60%          60%          50%          50%
       7            45%          45%          45%          45%
       8            30%          30%          30%          30%
       9            15%          15%          15%          15%

TAXES

AUL does not currently assess a charge for any taxes other than state premium taxes incurred as a result of the establishment, maintenance, or operation of the Investment Accounts of the Separate Account. AUL reserves the right, however, to assess a charge for such taxes against the Investment Accounts if AUL determines that such taxes will be incurred.


SPECIAL USES

AUL may agree to reduce or waive the surrender charge or the Monthly Deduction, or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.

In addition, AUL may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by AUL, who may include current and retired officers, directors and employees of AUL and AUL's affiliates. AUL may also agree to waive minimum premium requirements for such persons.

AUL will only reduce or waive such charges or credit additional amounts on any Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. AUL reserves the right to terminate waiver/reduced charge and crediting programs at any time, including those for previously issued Policies.

FUND EXPENSES

Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' prospectuses.





                     HOW THE OWNER'S ACCOUNT VALUES VARY


There is no minimum guaranteed Account Value, Cash Value or Cash Surrender Value. These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Cash Surrender Value on a Monthiversary is less than the amount of the Monthly Deduction to be deducted on that date and the No-Lapse Guarantee Period is not then in effect, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."


DETERMINING THE ACCOUNT VALUE

On the Policy Date, the Account Value is equal to the initial Net Premium less the Monthly Deductions deducted as of the Policy Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account value, the Fixed Account value, and the Loan Account value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but AUL is closed for business, and the Owner will not have access to Cash Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the Loan Account, charges, transfers, Partial Surrenders, loans and loan repayments.

VARIABLE ACCOUNT VALUE. When the Owner allocates an amount to an Investment Account, either by Net Premium payment allocation or by transfer, the Owner's Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment Account by the Investment Account's accumulation unit value at the end of the Valuation Period during which the allocation is effected. The Variable Account Value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that Investment Account's accumulation unit value.

The number of Investment Account accumulation units credited to the Owner's Policy will increase when Net Premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction charge is taken from the Investment Account, a loan is made, an amount is transferred from the Investment Account, or a Partial Surrender is taken from the Investment Account.


ACCUMULATION UNIT VALUES. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the Fidelity VIP Money Market Portfolio was initially set at $1, and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at $5 when each Investment Account was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment Account for the prior Valuation Period by the net investment factor for the Investment Account for the current Valuation Period.


NET INVESTMENT FACTOR. The net investment factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation Period is determined by dividing (a) by (b), where:

(a) is equal to:

   1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the current Valuation Period; plus

   2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus

   3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account; and

(b) is equal to:

   1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the preceding Valuation Period; plus

   2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account value of a Policy is the total of all Net Premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such Net Premium payments and amounts transferred, less the amount of any transfers from the Fixed Account, less the amount of any Partial Surrenders taken from the Fixed Account, and less the pro rata portion of the Monthly Deduction charged against the Fixed Account.

LOAN ACCOUNT VALUE. On any Valuation Date, if there have been any Policy loans, the Loan Account value is equal to amounts transferred to the Loan Account from the Investment Accounts and from the Fixed Account as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the Loan Account to the Investment Accounts and the Fixed Account as outstanding loans and loan interest are repaid, and plus interest credited to the Loan Account.


CASH VALUE AND CASH SURRENDER VALUE

The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Cash Surrender Value on a Valuation Date is the Cash Value reduced by any outstanding loans and loan interest. Cash Surrender Value is used to determine whether a grace period starts. See "Premium Payments to Prevent Lapse." It is also the amount that is available upon full surrender of the Policy. See "Surrendering the Policy for Cash Surrender Value."



                  DEATH BENEFIT AND CHANGES IN FACE AMOUNT


As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Corporate Office of satisfactory proof of the Insured's death. AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven (7) calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to the Owner and AUL. Before the Insured dies, the Owner may choose how the proceeds are to be paid. If the Owner has not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See "Selecting and Changing the Beneficiary." Coverage is effective on the later of the date the initial premium is paid or the Issue Date.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple beneficiaries, Death Benefits payable to a beneficiary remain fully invested in the Separate Account options selected by the contractholder and remain subject to market volatility until that beneficiary provides proof of death and establishes beneficiary status. AUL will administer the Death Benefits as otherwise described herein.


AMOUNT OF DEATH BENEFIT PROCEEDS

The Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and the lesser of the overdue Monthly Deductions or the shortfall in total required premiums to maintain the No-Lapse Guarantee as of the start of the grace period. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on Rights to Contest the Policy" and "Changes in the Policy or Benefits."

If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the Insured's death to the date of payment.


DEATH BENEFIT OPTIONS

The Owner may choose one of three Death Benefit options. Under Option 1, the Death Benefit is the greater of the Total Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. Under Option 2, the Death Benefit is the greater of the Total Face Amount plus the Account Value on the date of death, or the Applicable Percentage of the Account Value on the date of the Insured's death. Under Option 3, the Death Benefit is the greater of (1) the Total Face Amount plus Net Accumulated Premiums, or (2) the Applicable Percentage of the Account Value on the date of the Insured's death.

If investment performance is favorable, the amount of the Death Benefit may increase. However, under Option 1, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option 2, the Death Benefit will vary directly with the investment performance of the Account Value. Investment performance does not affect Option 3.




               APPLICABLE PERCENTAGES OF ACCOUNT VALUE FOR THE
                           GUIDELINE PREMIUM TEST

   ATTAINED AGE     PERCENTAGE    ATTAINED AGE     PERCENTAGE    ATTAINED AGE     PERCENTAGE    ATTAINED AGE     PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------
       0-40            250%            50             185%            60             130%            70             115%
        41             243%            51             178%            61             128%            71             113%
        42             236%            52             171%            62             126%            72             111%
        43             229%            53             164%            63             124%            73             109%
        44             222%            54             157%            64             122%            74             107%
        45             215%            55             150%            65             120%           75-90           105%
        46             209%            56             146%            66             119%            91             104%
        47             203%            57             142%            67             118%            92             103%
        48             197%            58             138%            68             117%            93             102%
        49             191%            59             134%            69             116%            94             101%
                                                                                                     95+            100%

APPLICABLE PERCENTAGES OF ACCOUNT VALUE FOR THE CASH VALUE ACCUMULATION TEST

Under this test, the Applicable Percentage of Account Value is calculated as defined in Section 7702 of the tax code. The Applicable Percentage of Account Value under your Policy varies according to the insured's Age, sex, and risk class. It is calculated using an interest rate of at least 4% and the guaranteed Cost of Insurance Charges at the time the Policy is issued.


BASE FACE AMOUNT AND DEATH BENEFIT OPTION

The Base Face Amount and/or Supplemental Face Amount are set at the time the Policy is issued. The Owner may change the Face Amount from time to time, as discussed below. The Owner selects the Death Benefit option when the Owner applies for the Policy. The Owner also may change the Death Benefit option, as discussed below. AUL reserves the right, however, to decline any change which might disqualify the Policy as life insurance under federal tax law.


CHANGES IN DEATH BENEFIT OPTION

Beginning one (1) year after the Policy Date, as long as the Policy is not in the grace period, the Owner may change the Death Benefit option on the Owner's Policy subject to the following rules.

If the Owner requests a change from Death Benefit Option 2 to Death Benefit Option 1, the Total Face Amount will be increased by the amount of the Account Value on the date of change. The change will be effective on the Monthiversary following AUL's receipt of Proper Notice.

If the Owner requests a change from Death Benefit Option 1 to Death Benefit Option 2, the Total Face Amount will be decreased by the amount of the Account Value on the date of change. AUL may require satisfactory evidence of insurability. The change will be effective on the Monthiversary following AUL's approval of the change. AUL will not permit a change which would decrease the Base Face Amount below $50,000.

If the Owner requests a change from Death Benefit Option 3 to Death Benefit Option 1, the Total Face Amount will be increased by the amount of Net Accumulated Premiums on the date of the change. The change will be effective on the Monthiversary following AUL's receipt of Proper Notice of the request.

If the Owner requests a change from Death Benefit Option 3 to Death Benefit Option 2, the Total Face Amount may be increased or decreased. If the Account Value is greater than the Net Accumulated Premiums, the Total Face Amount will be decreased by the difference between the Account Value and the Net Accumulated Premiums on the date of change. If the Account Value is less than the Net Accumulated Premiums, the Total Face Amount will be increased by the difference between the Account Value and Net Accumulated Premiums on the date of change. AUL may require satisfactory evidence of insurability.

The change will be effective on the Monthiversary following AUL's approval of the change. AUL will not permit a change which would decrease the Base Face Amount below $50,000.

The Owner cannot make the following changes: from Death Benefit Option 1 to Death Benefit Option 3 and from Death Benefit Option 2 to Death Benefit Option 3.

If an Owner requests a Death Benefit Option change which results in an increase in Total Face Amount, the initial Base Face Amount will be increased by the amount of the increase to the Total Face Amount. Additionally, if the Owner requests a Death Benefit Option change which results in a decrease in Total Face Amount, the decrease will be applied to the Total Face Amount as if a decrease had been requested.

A change of a Death Benefit Option does not change the premium, Base Face Amount charges or the surrender charges. AUL reserves the right to increase the Required Premium for the No-Lapse Guarantee.


CHANGES IN FACE AMOUNT

INCREASES. Beginning one (1) year after the Policy Date, as long as the Policy is not in the grace period, the Owner may request an increase in the Base Face Amount and/or Supplemental Face Amount by providing AUL Proper Notice. AUL may require satisfactory evidence of insurability. The amount of the increase must be at least $25,000 or, if less, the amount determined under any rider provision. Increases in the Base Face Amount and/or Supplemental Face Amount will begin a new surrender charge period and the Base Face Amount charge will increase. The increase in Base Face Amount and/or Supplemental Face Amount will become effective on the Monthiversary on or next following AUL's approval of the increase.

If the Owner's Policy is within the No-Lapse Guarantee Period, the Required Premium for the No-Lapse Guarantee will increase.

DECREASES. Beginning one (1) year after the Policy Date, as long as the Policy is not in the grace period, the Owner may request a decrease of the Total Face Amount by providing AUL Proper Notice. The amount of decrease must be at least $25,000. The Base Face Amount after any decrease must be at least $50,000. A decrease in Total Face Amount will become effective on the Monthiversary that next follows receipt of Proper Notice of a request.

Requests for a decrease in the Total Face Amount are processed in a specified order until the full decrease has been met:

   1. Prior Increases for Supplemental Face Amount and/or Base Face Amount, whichever occurred most recently (if the Supplemental Face and Base are increased on the same date, then the Supplemental Face Amount is reduced prior to the Base Face Amount);

   2. Supplemental Face Amount at Issue;

   3. Base Face Amount at Issue.

The Base Face Amount after any decrease must be at least $50,000. A decrease in Total Face Amount will become effective on the Monthiversary that next follows receipt of Proper Notice of a request.

If a change in the Total Face Amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify the Owner's Policy as a life insurance contract, AUL may refund, after the next Monthiversary, the amount of such excess above the premium limitations. Changes in Total Face Amount may cause the Policy to be treated as a Modified Endowment for federal tax purposes.

AUL reserves the right to decline a requested decrease in the Total Face Amount if, as a result of the decrease, compliance with the guideline premium limitations under current tax law would result in immediate termination of the Policy, payments to the Owner would have to be made from the Cash Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Cash Surrender Value under the Policy.


SELECTING AND CHANGING THE BENEFICIARY

The Owner selects the beneficiary in the Owner's application. The Owner may select more than one beneficiary. The Owner may later change the beneficiary in accordance with the terms of the Policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.



                                CASH BENEFITS



POLICY LOANS

Prior to the death of the Insured, the Owner may borrow against the Owner's Policy by submitting Proper Notice to the Corporate Office at any time after the end of the "right to examine" period while the Policy is not in the grace period. The Policy is assigned to AUL as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:

   1. 90 percent of the Account Value; less

   2. any loan interest due on the next Policy Anniversary; less

   3. any applicable surrender charges; less

   4. three months of Monthly Deductions; less

   5. any existing loans and accrued loan interest.

The minimum and/or maximum loan amount may vary by state. Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date the Owner's written request is received. Loan proceeds generally will be sent to the Owner within seven (7) calendar days. See "When Proceeds Are Paid."

INTEREST. AUL will charge interest on any outstanding loan at an annual rate of 5 percent. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.

LOAN COLLATERAL. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts and the Fixed Account and into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Cash Surrender Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account and the Fixed Account to the Loan Account in the same proportion that each Investment Account Value and the Fixed Account bears to the total unloaned Account Value. The amount AUL transfers will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest daily at an effective annual rate of not less than 3 percent. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

LOAN REPAYMENT; EFFECT IF NOT REPAID. The Owner may repay all or part of the Owner's loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Corporate Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium, unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code. Loan repayments, unlike premium payments, are not subject to premium expense charges. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Cash Surrender Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.

If the Death Benefit becomes payable while a loan is outstanding, any outstanding loan and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Cash Surrender Value on any Monthiversary when the No-Lapse Guarantee Period is not in force, the Policy will be in default. The Owner will be sent notice of the default. The Owner will have a grace period within which the Owner may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. See "Premium Payments to Prevent Lapse."

EFFECT OF POLICY LOAN. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate

Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See "Tax Considerations" for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding. In particular, if the Owner's Policy is a Modified Endowment, loans may be currently taxable and subject to a 10 percent penalty tax.


SURRENDERING THE POLICY FOR CASH SURRENDER VALUE

The Owner may surrender the Owner's Policy at any time for its Cash Surrender Value by submitting Proper Notice to AUL. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date the Owner's written request and all required documents are received. Payment will generally be made within seven (7) calendar days. See "When Proceeds are Paid." The Cash Surrender Value may be taken in one lump sum or it may be applied to a settlement option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."


PARTIAL SURRENDERS

The Owner may make Partial Surrenders under the Owner's Policy of at least $500 at any time after the end of the first Policy Year by submitting Proper Notice to AUL. As of the date AUL receives Proper Notice for a Partial Surrender, the Account Value and, therefore, the Cash Value will be reduced by the Partial Surrender.

When the Owner requests a Partial Surrender, the Owner can direct how the Partial Surrender will be deducted from the Investment Accounts and/or the Fixed Account. If the Owner provides no directions, the Partial Surrender will be deducted from the Owner's Account Value in the Investment Accounts and Fixed Account on a pro rata basis. Partial Surrenders may have adverse tax consequences. See "Tax Considerations."

AUL will reduce the Total Face Amount by an amount equal to the Partial Surrender, except as discussed below in Reduction Free Partial Surrenders. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Base Face Amount below $50,000, or if the Partial Surrender would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.

Partial Surrender requests will be processed as of the date the Owner's written request is received, and generally will be paid within seven (7) calendar days. See "When Proceeds Are Paid."


REDUCTION FREE PARTIAL SURRENDERS

The Owner may surrender part of the Owner's Policy without the full amount causing a decrease to the Total Face Amount. If the Partial Surrender is less than or equal to the Reduction Free Partial Surrender, the Total Face Amount is not decreased. If the Partial Surrender is greater than the Reduction Free Partial Surrender, the Partial Surrender will be viewed as two withdrawals. The first amount will be taken as the Reduction Free Partial Surrender; the remaining Partial Surrender amount will decrease the Total Face Amount.


PARTIAL SURRENDERS AND REDUCTION FREE PARTIAL SURRENDERS AND THE DEATH BENEFIT OPTIONS

If the Owner chooses Death Benefit Option 1, the Reduction Free Partial Surrender Amount is equal to the greater of zero (0) and the difference between
(a) and (b) where:

   a. is the Account Value; and

   b. is the Total Face amount divided by the applicable Minimum Insurance Percentage.

If the Reduction Free Partial Surrender Amount is equal to zero (0), then a Partial Surrender will result in a reduction in Total Face Amount by the amount surrendered. Any reduction will be processed in the same manner as a requested decrease. The remaining Base Face Amount must be at least $50,000.

If the Owner chooses Death Benefit Option 2, an amount equal to any Partial Surrender will be deducted from the Owner's Account Value. Partial Surrenders will not affect the Total Face Amount. The Owner's Death Benefit will continue to be determined in accordance with the "Death Benefit" section of the Owner's Policy.

If the Owner chooses Death Benefit Option 3, The Reduction Free Partial Surrender is equal to the greater of Net Accumulated Premiums and the difference between (a) and (b) where:

   a. is the Account Value; and

   b. is the Total Face Amount divided by the applicable Minimum Insurance Percentage.

If the Reduction Free Partial Surrender Amount is equal to zero (o), then a Partial Surrender will result in a reduction in Total Face Amount by the amount surrendered. Any reduction will be processed in the same manner as a requested decrease. The remaining Base Face Amount must be at least equal to $50,000.


SETTLEMENT OPTIONS

At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a Separate Account. Any representative authorized to sell this Policy can further explain these options upon request.

The Owner may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:

OPTION 1 - INCOME FOR A FIXED PERIOD. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed twenty (20.)

OPTION 2 - LIFE ANNUITY. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

OPTION 3 - SURVIVORSHIP ANNUITY. Proceeds are paid in monthly installments for as long as either the first (1st) payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as one hundred-twenty (120.) A different monthly installment payable to the surviving payee can be specified.

Any other method or frequency of payment AUL agrees to may be used to pay the proceeds of this Policy.

Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater. Based on the settlement option selected, AUL will determine the amount payable. The minimum interest rate used in computing payments under all options will be 2 percent per year.

The Owner may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation, association, partnership, trustee or estate, a settlement option will be available only with AUL's consent.

If a payee dies while a settlement option is in effect, and there is no surviving payee, AUL will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments.

Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.

MINIMUM AMOUNTS. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100, payments may be made less frequently at AUL's option.

The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to AUL.


SPECIALIZED USES OF THE POLICY

Because the Policy provides for an accumulation of Cash Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes.

Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account Value to fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit Proceeds. Depending upon Investment Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax
Considerations."


LIFE INSURANCE RETIREMENT PLANS

Any Owners or applicants who wish to consider using the Policy as a funding vehicle for non-qualified retirement purposes may obtain additional information from AUL. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial surrender features to access Account Value as a source of retirement income for a period of time. This use of a Policy does not alter an Owner's rights or AUL's obligations under a Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.

Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for non-qualified retirement plans, referred to herein as "life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit of premiums paid under a Policy and partial withdrawals and loans taken for retirement income, or reflecting allocation of premiums to specified Investment Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration. Illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that presents a hypothetical gross rate of return of 0 percent. Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12 percent.

The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.


RISKS OF LIFE INSURANCE RETIREMENT PLANS

Using the Owner's Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if the Owner's Policy is insufficiently funded in relation to the income stream expected from the Owner's Policy, the Owner's Policy can lapse prematurely and result in significant income tax liability to the Owner in the year in which the lapse occurs. Other risks associated with borrowing from the Owner's Policy also apply. Loans will be automatically repaid from the Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the Death Benefit Proceeds, which will be less than the Death Benefit and may be less than the Total Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to the Owner of the Cash Surrender Value. Similarly, upon lapse, the loan will be automatically repaid, and the Policy will terminate without value. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Cash Surrender Value plus the amount of the repaid loan exceeds the Owner's basis in the Policy. Thus, under certain circumstances, surrender or lapse of the Owner's Policy could result in tax liability to the Owner. In addition, to reinstate a lapsed Policy, the Owner would be required to make certain payments. Thus, the Owner should be careful to design a life insurance retirement plan so that the Owner's Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from the Owner's Policy.

To avoid lapse of the Owner's Policy, it is important to design a payment stream that does not leave the Owner's Policy with insufficient Cash Surrender Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration. Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in the Owner's Policy upon its maturity. Poor investment performance can contribute to the risk that the Owner's Policy may lapse. In addition, the cost of insurance generally increases with the Age of the Insured, which can further erode existing Cash Surrender Value and contribute to the risk of lapse. Further, interest on a Policy loan is due to AUL for any Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect, and to the extent that the outstanding loan balance exceeds the Owner's basis in the Policy, the amounts attributable to interest due on the loans can add to the Owner's federal (and possibly state) income tax liability. The Owner should consult with the Owner's financial and tax advisors in designing a life insurance retirement plan that is suitable for the Owner's particular needs. Further, the Owner should continue to monitor the Cash Surrender Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, the Owner should consult the Owner's periodic statements to determine the amount of the remaining Cash Surrender Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from the Owner's representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely.

Because of the potential risks associated with borrowing from a Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.



                    OTHER POLICY BENEFITS AND PROVISIONS



LIMITS ON RIGHTS TO CONTEST THE POLICY

INCONTESTABILITY. In most states, in the absence of fraud, after the Policy has been in force during the Insured's lifetime for two (2) years from the Policy Date, AUL may not contest the Policy. Any increase in the Total Face Amount will not be contested after the increase has been in force during the Insured's lifetime for two (2) years following the effective date of the increase. If the Owner did not request the Total Face Amount increase or if evidence of insurability was not required, AUL will not contest the increase.

If a Policy lapses and it is reinstated, AUL can contest the reinstated Policy during the first two (2) years after the effective date of the reinstatement, but only for statements made in the application for reinstatement (unless the original contestable period has not expired.)

SUICIDE EXCLUSION. If the Insured dies by suicide, while sane or insane, within two (2) years of the Policy Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any Partial Surrender.

If the Insured dies by suicide, while sane or insane, within two (2) years after the effective date of any increase in either the Base Face Amount or the Supplemental Face Amount that was subject to evidence of insurability (or less if required by state law), the amount payable by AUL on such increase will be limited to the Monthly Deduction associated with the increase.


CHANGES IN THE POLICY OR BENEFITS

MISSTATEMENT OF AGE OR SEX. If it is determined the Age or sex of the Insured has been misstated, AUL will adjust the Death Benefit to the amount that would have been purchased at the correct Age or sex. In consideration of the most recent Cost of Insurance rate, the Net Amount at Risk will be adjusted by the ratio of the incorrect Cost of Insurance rate to the correct Cost of Insurance Rate. AUL will not make any retrospective recalculations to the Account Value. AUL may adjust future months' deductions to reflect the correct Age and sex.

Coverage may not be terminated if the correct Age is outside the Attained Ages for this Policy. The Cost of Insurance rate and benefits will be adjusted using the correct Age.

OTHER CHANGES. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which AUL is subject; (2) assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life contracts; (3) reflect a change in the operation of the Separate Account; or (4) provide different Separate Account and/or Fixed Account accumulation options.

AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account. In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of Owners, if required.


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
Any change of the Policy must be approved by AUL's President, Vice President or Secretary. No representative is authorized to change or waive any provision of the Policy.


WHEN PROCEEDS ARE PAID

AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial Surrender proceeds, or Full Surrender proceeds within seven calendar days after receipt at the Corporate Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, AUL may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.


DIVIDENDS

The Owner will receive any dividends declared by AUL as long as the Policy is in force. Dividend payments will be applied to increase the Account Value in the Investment Accounts and Fixed Account on a pro rata basis unless the Owner requests cash payment. AUL does not anticipate declaring any dividends on this Policy.


REPORTS TO POLICY OWNERS

At least once a year, the Owner will be sent a report at the Owner's last known address showing, as of the end of the current report period: Account Value, Cash Value, Death Benefit, amount of interest credited to amounts in the Fixed Account, change in value of amounts in the Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. The Owner will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which the Owner has allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition, when the Owner pays premiums (except for premiums deducted automatically), or if the Owner takes out a loan, transfers amounts among the Investment Accounts and Fixed Account or takes a surrender, the Owner will receive a written confirmation of these transactions.


ASSIGNMENT

The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Corporate Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, the Owner must obtain their written consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.


REINSTATEMENT


The Policy may be reinstated within five (5) years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. Premium will be allocated based on the current allocations in effect for the Policy. See the Owner's Policy for further information.



RIDER BENEFITS

The following rider benefits are available and may be added to the Owner's Policy at issue. In addition, the Change of Insured Rider, Children's Term Insurance Rider, Guaranteed Insurance Option, Premium Deposit Account Rider and the Other Insured Rider can be added after Issue. If applicable, monthly charges for these riders will be deducted from the Owner's Account Value as part of the Monthly Deduction. All of these riders may not be available in all states, and may vary by state.


ACCELERATED DEATH BENEFIT RIDER


This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has a life expectancy of twelve (12) months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50 percent of the Death Benefit. There is no charge for this rider.



ACCOUNTING BENEFIT RIDER

If the Owner fully surrenders his or her Policy while this rider is in effect during the surrender charge period, AUL will waive a portion of the surrender charges. No waiver of surrender charges will occur on a Partial Surrender.

This rider is not available to natural person(s) or legal entities formed for the benefit of or on behalf of natural person(s).


AVIATION EXCLUSION RIDER

This rider is a part of the Policy to which it is attached and will become effective upon the disclosure of the Insured at the date of issue. In the event the Insured dies as a result of travel in or descent from an aircraft, except as a passenger without any duties in connection with such travel or descent, no death proceeds will be payable by AUL to the beneficiary of the Insured. AUL will pay the premiums received to date, minus any outstanding loan and loan interest and any Partial Surrenders previously taken less any dividends, if applicable.


CHANGE OF INSURED RIDER

While this Policy is in force, the Owner may change the individual Insured on this Policy to a substitute Insured, subject to certain conditions. This rider is only available to non-natural Owners and only one change of the Insured is permitted. The new Insured must be older than the number of years that the Policy has been in force. The change of Insured will be effective on the Monthiversary following approval by AUL. If the death of the first Insured occurs prior to the effective date of the change of Insured, AUL will pay the


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Death Benefit Proceeds and this rider and the Policy to which it is attached will be terminated and no change of Insured will be processed. This rider will terminate (1) when the Death Benefit Proceeds of the Policy have been paid, (2) if the Policy has been surrendered, or (3) upon nonpayment of premium for the Policy.


CHILDREN'S TERM INSURANCE RIDER (CBR)
INSURED'S AGES: 14 DAYS - 18 YEARS (CHILDREN'S AGES)

This rider provides level term insurance on each child of the Insured. At issue, each child must be at least 14 days old and less than 18 years of Age, and the Insured must be less than 56 years old and not have a substandard rating greater than table D. Once CBR is in force, children born to the Insured are covered automatically after they are 14 days old. Notice of the birth of the child should be sent to AUL within sixty (60) days of the birth. Children are covered under CBR until they reach Age 22, when they may purchase, without evidence of insurability, a separate Policy with up to five (5) times the expiring Base Face Amount of the rider's coverage. The Insured must notify AUL when all children covered under the CBR have attained the Age of 22, in order for the charge for the rider to be discontinued.


CREDIT OF PREMIUM DISABILITY RIDER (CPD)
ISSUE AGES: 0-50

This rider pays a designated premium into the Account Value during a period of total disability. The minimum designated premium is $25. CPD may not be added to a Policy unless a WMDD rider is also selected by the Owner. If disability occurs before Age 60, the designated premium benefit is paid as long as total disability continues. If disability occurs between Ages 60-65, the designated premium benefit is paid as long as the Insured remains totally disabled, but not beyond Age 65.


EXTENDED NO-LAPSE GUARANTEE RIDER

This rider extends the No-Lapse Guarantee Period of the Owner's Policy. If this rider is in effect after the end of the No-Lapse Guarantee Period of the Policy and if the Cash Surrender Value is insufficient to pay the Monthly Deduction during the Extended No-Lapse Guarantee provided by this rider, then the Owner's Policy will remain in force and will not begin the grace period provided the Policy satisfies the Extended No-Lapse Guarantee Test as set forth below. While the Policy is being maintained under the Extended No-Lapse Guarantee, any charges which are unable to be deducted will be waived.

The Owner's Policy Values at the end of the Extended No-Lapse Guarantee Period may be insufficient to keep this Policy in force unless an additional payment is made. AUL will notify the Owner of the amount of the required additional payment.

EXTENDED NO-LAPSE GUARANTEE TEST. The Owner's Policy will satisfy this test if on any Monthiversary where the grace period would normally begin in the absence of this rider, the sum of the premiums paid to date, less any Partial Surrenders and any outstanding loan and loan interest, equals or exceeds the sum of the monthly Required Premiums for the Extended No-Lapse Guarantee since the Policy Date to the date of the test. If the Credit of Premium Disability Rider is included in the Policy, for purposes of calculating the premiums under the test, any premiums that have been credited while the Insured was totally disabled will be included in the test. If this test is failed on a Monthiversary when the Cash Surrender Value is insufficient to pay the Monthly Deduction, the grace period will begin. The grace period notice will be sent which requests that the Owner pay the lesser of:

  (1) the standard grace period amount defined in the Termination of the Policy section; or

  (2) the sum of:

     (a) The accumulated Required Premiums for the Extended No-Lapse Guarantee (without interest) since the Policy Date, less

     (b) The sum of the premiums received, less any Partial Surrenders and any outstanding loans and loan interest to the end of the grace period, plus

     (c) Required Premiums for the Extended No-Lapse Guarantee for the grace period.

REQUIRED PREMIUM FOR THE EXTENDED NO-LAPSE GUARANTEE - The Required Premium for the Extended No-Lapse Guarantee is shown as a monthly amount on the Rider Specifications Page of the Policy. This amount may change if any of the following changes occur under the Policy while this rider is in effect:

  (1) Owner adds, terminates or changes a rider;

  (2) Owner changes the Death Benefit Option under the Policy;

  (3) there is a change in the Base Face Amount or the Supplemental Face Amount of the Policy; or

  (4) there is a change in the Insured's risk classification.

AUL will inform the Owner of any change to the Required Premium for the Extended No-Lapse Guarantee which results from any of the above-mentioned changes. The revised premium amount will be effective from the date of the change. For the purpose of performing the Extended No-Lapse Guarantee Test, AUL will use the Required Premiums for the Extended No-Lapse Guarantee in effect as of the Policy Date up to the date of the change, including any revised premiums in effect as of the date of a prior change.

RIDER CHARGE. The charge for this rider is included as part of the Monthly Deduction under the Policy. It is shown on the Rider Specifications Page of the Policy.

The rider can only be in force for a maximum of twenty (20) years. If this rider is added between the Ages of 56 and 65, it will provide coverage until the Age of 75. If this rider is added between the Ages of 66 and 75, it will provide coverage for a maximum of ten (10) years.


GUARANTEED INSURABILITY OPTION RIDER (GIO)
INSURED'S AGES: 0-39 (STANDARD RISKS ONLY)

This rider allows the Base Face Amount of the Policy to be increased by increments of up to $20,000, not to exceed a total increase of $100,000, without evidence of insurability on the Insured, upon meeting certain criteria. These increases may occur on regular option dates or alternate option dates. See the rider contract for the specific dates.



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

OTHER INSURED TERM INSURANCE RIDER (OIR)
AGES: 20-85 (OTHER INSURED'S AGE)

The Other Insured Rider is level term life insurance on someone other than the Insured. The minimum issue amount is $50,000; the maximum issue amount is equal to the Total Face Amount on the Base Insured per the Other Insured. A maximum of two (2) OIRs may be added to the Policy. The OIR amount of coverage may be changed in the future, but increases are subject to evidence of insurability. In certain circumstances, the OIR may be converted to a permanent individual Policy without evidence of insurability. The OIR may be converted to permanent coverage on the Monthiversary following the date of the Insured's death.


OVERLOAN PROTECTION RIDER

This rider, if certain conditions are met, provides the Owner the option to continue his/her Policy at a reduced Total Face Amount with no further Monthly Deductions.

This rider may be added if (1) the Policy has been in force for at least 15 years, (2) the Insured's Attained Age is at least 75 years, (3) the Guideline Premium Test was chosen at the time of application, (4) Partial Surrenders equal or exceed Premiums paid to AUL with respect to the Policy, and (5) the Policy has not been deemed a Modified Endowment Contract as defined in Section 7702A of the Internal Revenue code of 1986, or thereafter changed, and exercising this rider will not cause the Policy to become a Modified Endowment Contract. Further, the amount of the outstanding loan plus accrued loan interest must exceed the Minimum Loan Indebtedness Percentage shown on the Rider Specifications Page of the Policy multiplied by the Cash Value, but be less than 99.9% of the Cash Value after the deduction of the Overloan Protection Rider Charge from the Account Value. Once the rider is exercised, the Total Face Amount will be equal to the Account Value, after the deduction of the Overloan Protection Rider Charge, multiplied by the Minimum Insurance Percentage shown in the Minimum Insurance Percentages table in the Owner's Policy.

There is no charge for this rider until it is exercised. Once exercised, there is a one-time charge. In addition, once this rider is exercised, the Policy will change in the following manner:

  (1) The Owner's Death Benefit Option must be Option 1. If any other Death Benefit Option is in effect at the time the Overloan Protection Rider is exercised, the Death Benefit Option will be changed to Option 1 at that time;

  (2) No further changes may be made to the Policy, which includes any decreases or increases of any kind;

  (3)   No further premiums will be accepted;

  (4)   Policy loans and Partial Surrenders will no longer be permitted;

  (5)   No further Monthly Deductions will be deducted;

  (6) The outstanding Loan Account will remain and the interest charged against the Loan Account will be equal to the interest rate credited to the Loan Account;

  (7) AUL will accept loan repayments. The value of the Loan Account and the total indebtedness will be reduced by the loan repayment. In addition, the Fixed Account will be increased by the loan repayment;

  (8) Any No-Lapse Guarantee included in the Policy or by rider attached to the Policy will no longer apply;

  (9) Any additional rider requiring a Monthly Deduction will automatically be terminated;

  (10) When the Overloan Protection Rider is exercised, all values in the Variable Account will immediately be transferred to the Fixed Account and will continue to grow at the then-current Fixed Account interest rate. Transfer fees will not be applied to these transfers; and

  (11) Transfers from the Fixed Account to the Variable Account will no longer be permitted.


PREMIUM DEPOSIT ACCOUNT RIDER

This rider allows the Owner to make payments to a Premium Deposit Account while the Policy is in force. Each payment must be at least the minimum premium payment amount for the Policy as shown on the Policy Data Page. On each Policy anniversary, AUL will credit the Premium Deposit Account with interest at a rate declared by AUL, provided that no premium will be credited for any period less than one month. AUL reserves the right to decline any payments that, together with the amount already in the account, exceed 10% of the Total Face Amount of insurance shown on the Policy Data Page. AUL may also decline to accept any payment if there is indebtedness on the Policy.

The Owner may withdraw any part of this account without penalty at any time before the Insured's death. In addition, AUL may withdraw funds from this account to make premium payments on the Policy whenever Monthly Deductions remain unpaid at the last day of the Grace Period.

Upon receipt of proof of the death of the Insured, the balance of the Premium Deposit Account will be paid to the Owner, if the Owner is not the Insured. If the Owner and Insured are the same, the remaining balance upon the death of the Insured will be paid to the beneficiary of the Policy.

This rider will automatically terminate on the date the Policy is terminated, surrendered or continued as paid-up or extended term insurance, or upon the Monthiversary following the date that termination is requested by the Owner.

There is no charge for this rider and it may be added after issue.


WAIVER OF MONTHLY DEDUCTIONS DISABILITY RIDER (WMDD)
AGES: 0-55

This rider waives the Monthly Deduction during a period of total disability. The WMDD cannot be attached to Policies with Base Face Amounts in excess of $3,000,000 or rated higher than Table H.

Monthly Deductions are waived for total disability following a six (6) month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before Age 60, Monthly Deductions are waived as long as total disability continues. If disability occurs between Ages 60-65, Monthly


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
Deductions are waived as long as the Insured remains totally disabled but not beyond Age 65.




                             TAX CONSIDERATIONS


The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue Service (the "IRS").


TAX STATUS OF THE POLICY

In order to attain the tax benefits normally associated with life insurance, the Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury Department (the "Treasury") is authorized to prescribe regulations implementing Section 7702. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all contracts invested in the Investment Account to which premiums were allocated under the non-qualifying contract might be affected.

If it is subsequently determined that a Policy does not satisfy Section 7702, AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy as it deems necessary in its sole discretion to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. It is intended that the Investment Accounts, through investment in the Portfolios, comply with the diversification requirements prescribed in Treasury Regulation
Section 1.817-5, which affects how the Portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued compliance with this requirement.

For a variable life insurance contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract Owner. Under current U.S. tax law, if a variable contract Owner has excessive control over the investments made by a Separate Account, or the underlying Fund, the contract owner will be taxed currently on income and gains from the account or Fund. In other words, in such a case of "investor control," the variable contract Owner would not derive the tax benefits normally associated with variable life insurance or variable annuities. The U.S. Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable life insurance contract Owner's control of the investments of the Separate Account may cause the contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the Separate Account.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract Owners were not Owners of investment account assets. For example, an Owner has additional flexibility in allocating Net Premium payments and Account Value. These differences could result in an Owner being treated as the Owner of a pro rata portion of the assets of the Investment Accounts. In addition, AUL does not know what standards will be set forth, if any, in future guidance on this issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Investment Accounts. You should consult your tax adviser as to the possible application of the "investors control" doctrine to you.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. AUL believes that the proceeds and Account Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if the Owner elects a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to the Owner may be taxable.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit option, a Policy loan, a Partial Surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of Ownership or receipt of Policy proceeds, depend on the circumstances of each Owner or beneficiary.


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
The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the Owner is contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, the Owner should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Generally, the Owner will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment, the excess of the amount received plus the amount of any outstanding loans and loan interest over the total investment in the Policy will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENTS. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.

Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing, a current or prospective Owner should consult with a tax adviser to determine whether a Policy transaction will cause the Policy to be treated as a Modified Endowment. However, at the time a premium is credited which in AUL's view would cause the Policy to become a Modified Endowment, although AUL is not obligated to provide notice, AUL will attempt to notify the Owner that unless a refund of the excess premium (with any appropriate interest) is requested by the Owner, the Policy will become a Modified Endowment. If notified, the Owner will have one hundred sixty (160) days after receiving such notification to request the refund.

Policies classified as Modified Endowments will be subject to the following:
First, all distributions, including distributions upon surrender and Partial Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income, except where the distribution or loan made on or after the Owner attains Age 59 1/2 is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a Modified Endowment could later become taxable as a distribution from a Modified Endowment.

All Modified Endowments that are issued by AUL (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includible in an Owner's gross income under
Section 72(e) of the Internal Revenue Code.


Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first fifteen (15) years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.


Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as advances of the Death Benefit to the Owner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.

POLICY LOAN INTEREST. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code. A qualified tax adviser should be consulted before deducting any Policy loan interest.

INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from,


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
or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.


ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Benefits will generally be includible in the Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includible in the Insured's estate if the Death Benefits are not received by, or for the benefit of, the Insured's estate, and he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the Owner (whether or not he or she is the Insured) transfers Ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax advisor for specific information if ownership is passing to younger generations.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

Regulations on split-dollar life insurance arrangements were issued by the Treasury Department, which modified IRS Notice 2002-8. Split dollar arrangements entered into prior to September 18, 2003 generally are governed by guidance issued prior to the final regulations. The final regulations applied to split dollar arrangements entered into or modified materially after September 17, 2003. The final regulations provide two sets of rules for split dollar arrangements. Purchasers should consult a qualified tax advisor to discuss the applicable rules.

NONQUALIFIED DEFERRED COMPENSATION. On October 22, 2004, IRC Section 409A was enacted as part of the American Jobs Creation Act of 2004. Contributions into non-qualified deferred compensation plans after December 31, 2004 are governed by this code section. Purchasers should consult a qualified tax advisor to determine tax treatment resulting from such an arrangement.


TAXATION UNDER SECTION 403(B) PLANS

On July 26, 2007, the IRS issued final regulations for Tax-Sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these regulations are
1) all 403(b) contracts must be maintained pursuant to a written plan, 2) as of September 24, 2007, intra-plan exchanges may not be made pursuant to Revenue Ruling 90-24, but rather must be made in accordance with the final IRS regulations, which in part require that the vendor and the employer enter into an information-sharing agreement, 3) nontaxable transfers of assets to a plan of another employer are permitted, 4) plans may contain provisions that permit plan termination and distribution of benefits upon such plan termination, 5) loans and hardship distributions must be made in accordance with the applicable plan and the final IRS regulations, 6) employers generally must agree to share certain information with each approved vendor, 7) plan contributions may not exceed applicable limits , and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen
(15) Business Days.


NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above. Accordingly, prospective Owners that are entities should consult a qualified tax advisor.


POSSIBLE CHARGE FOR AUL'S TAXES

At the present time, AUL makes no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.





                OTHER INFORMATION ABOUT THE POLICIES AND AUL



POLICY TERMINATION

The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which AUL receives Proper Notice to surrender the Policy; (2) the expiration of a grace period; or (3) the death of the Insured. See "Surrendering the Policy for Cash Surrender Value," "Premium Payments to Prevent Lapse," and "Death Benefit and Changes in Base Face Amount."


RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Separate Account. In addition, the Funds have advised AUL that they are available to registered separate accounts of insurance companies, other than AUL, offering variable annuity and variable life insurance policies.

AUL does not currently foresee any disadvantages to the Owner resulting from the Funds selling shares as an investment medium for products other than the Policies. However, there is a theoretical possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, AUL will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in AUL's judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, AUL may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. AUL will not substitute any shares attributable to a Policy's interest in an Investment Account of the Separate Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940 or other applicable law.

AUL also reserves the right to establish additional Investment Accounts of the Separate Account, each of which would invest in shares corresponding to a Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, AUL may, in AUL's sole discretion, eliminate one or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.

If any of these substitutions or changes are made, AUL may, by appropriate endorsement, change the Policy to reflect the substitution or change.

If AUL deems it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the Investment Company Act of 1940, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL separate accounts.


SALE OF THE POLICIES

The Policies will be offered to the public on a continuous basis, and AUL does not anticipate discontinuing the offering of the Policies. However, AUL reserves the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell AUL's variable life contracts and who are also registered representatives of OneAmerica Securities, Inc., which is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. OneAmerica Securities, Inc., is a wholly owned subsidiary of American United Life Insurance Company, and is the distributor and "principal underwriter," as defined in the Investment Company Act of 1940, of the Policies for the Separate Account. AUL is not obligated to sell any specific number of Policies.


STATE REGULATION

AUL is subject to regulation by the Department of Insurance of the State of Indiana, which periodically examines the financial condition and operations of AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.


ADDITIONAL INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.


LITIGATION

The Separate Account is not a party to any litigation. AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that, at present, such litigation is not material to the Owners of the Policies.


LEGAL MATTERS

Dechert LLP, has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Thomas M. Zurek, General Counsel of AUL.


FINANCIAL STATEMENTS


Financial statements of AUL and the Variable Account as of December 31, 2015 are included in the Statement of Additional Information.

            STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS



DESCRIPTION                                                                                                       PAGE

GENERAL INFORMATION AND HISTORY................................................................................      3
DISTRIBUTION OF CONTRACTS......................................................................................      3
CUSTODY OF ASSETS..............................................................................................      3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................................................      3
FINANCIAL STATEMENTS...........................................................................................      4

No dealer, salesman or any other person is authorized by the Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


The Statement of Additional Information contains additional information about the Variable Account and AUL. To learn more about the Contract, the Owner should read the Statement of Additional Information dated the same date as this Prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional Information please call 1-800-863-9354 or write to AUL at One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127.


The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about AUL and the Contract. Information about AUL and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.


The products described herein are not Insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


Investment Company Act of 1940 Registration File No. 811-8311




--------------------------------------------------------------------------------
              AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                  FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE


                            AMERICAN ACCUMULATOR


                                   SOLD BY


                               AMERICAN UNITED
                          LIFE INSURANCE COMPANY(R)


                      ONE AMERICAN SQUARE, P.O BOX 7127
                      INDIANAPOLIS, INDIANA 46206-7127


                                 PROSPECTUS



                             Dated: May 1, 2016
--------------------------------------------------------------------------------

THIS PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS.
PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. INDIVIDUAL VARIABLE LIFE AND VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC. MEMBER OF FINRA,
SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL.


AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
WWW.ONEAMERICA.COM

(C) 2016 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









                                                           1-21354     5/1/16

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION FOR

AMERICAN ACCUMULATOR --

AUL AMERICAN INDIVIDUAL
VARIABLE LIFE UNIT TRUST
AUL FLEXIBLE PREMIUM VARIABLE ADJUSTABLE
UNIVERSAL LIFE INSURANCE POLICY

ONEAMERICA(R) FUNDS, INC.

[ONEAMERICA(R) LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442

                                                        May 1,2016

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2016

          AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY

                                    SOLD BY

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)
                       ONE AMERICAN SQUARE, P.O. BOX 7127
                          INDIANAPOLIS, INDIANA 46282
                      1-800-537-6442 - WWW.ONEAMERICA.COM

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AUL Flexible Premium Variable Adjustable Universal Life policies dated, May 1, 2016.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

                                          TABLE OF CONTENTS

------------------------------------------------------ ---------------------------------------
DESCRIPTION                                            PAGE
------------------------------------------------------ ---------------------------------------
GENERAL INFORMATION AND HISTORY                                          3
------------------------------------------------------ ---------------------------------------
DISTRIBUTION OF CONTRACTS                                                3
------------------------------------------------------ ---------------------------------------
CUSTODY OF ASSETS                                                        3
------------------------------------------------------ ---------------------------------------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                            3
------------------------------------------------------ ---------------------------------------
FINANCIAL STATEMENTS                                                     4
------------------------------------------------------ ---------------------------------------

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the "Contracts") described in the Prospectus and in this statement of Additional Information. It's principal business address is the same as the Depositor's. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.


                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2015 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE REGISTRANT

The financial statements of the AUL American Individual Variable Life Unit Trust as of December 31, 2015 are included in this Statement of Additional Information.

[PWC LOGO]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Variable Life Unit Trust and the Board of Directors of American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Life Unit Trust (the "Trust") at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2015 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP

Indianapolis, Indiana
April 22, 2016

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             ALGER LARGE CAP GROWTH PORTFOLIO I-2 CLASS - 015544505

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,408,070   $     4,288,028           101,454
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,601)
                                                       ---------------
Net assets                                             $     5,403,469
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     5,403,469           420,006   $         12.87
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           289,132
Realized gain distributions                                                                        600,170
Net change in unrealized appreciation (depreciation)                                              (771,294)
                                                                                           ---------------
Net gain (loss)                                                                                    118,008
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       118,008
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*    DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $              9,163
Net realized gain (loss)                                                     289,132                236,943
Realized gain distributions                                                  600,170                928,480
Net change in unrealized appreciation (depreciation)                        (771,294)              (568,730)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            118,008                605,856
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     310,776                338,239
Cost of units redeemed                                                      (609,588)              (442,467)
Account charges                                                             (330,503)              (322,795)
                                                                --------------------   --------------------
Increase (decrease)                                                         (629,315)              (427,023)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (511,307)               178,833
Net assets, beginning                                                      5,914,776              5,735,943
                                                                --------------------   --------------------
Net assets, ending                                              $          5,403,469   $          5,914,776
                                                                ====================   ====================

Units sold                                                                    24,937                 31,161
Units redeemed                                                               (72,574)               (66,841)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (47,637)               (35,680)
Units outstanding, beginning                                                 467,643                503,323
                                                                --------------------   --------------------
Units outstanding, ending                                                    420,006                467,643
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         25,184,005
Cost of units redeemed/account charges                                                          (22,702,825)
Net investment income (loss)                                                                      1,859,930
Net realized gain (loss)                                                                         (1,586,333)
Realized gain distributions                                                                       1,528,650
Net change in unrealized appreciation (depreciation)                                              1,120,042
                                                                                       --------------------
Net assets                                                                             $          5,403,469
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.87               420   $         5,403               N/A               1.7%
12/31/2014                       12.65               468             5,915               N/A              11.0%
12/31/2013                       11.40               503             5,736               N/A              35.1%
12/31/2012                        8.44               563             4,746               N/A               9.9%
12/31/2011                        7.68               641             4,925               N/A              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.2%
2013                               0.8%
2012                               1.2%
2011                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             ALGER SMALL CAP GROWTH PORTFOLIO I-2 CLASS - 015544406

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,467,310   $     1,949,009            71,672
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (170)
                                                       ---------------
Net assets                                             $     1,467,140
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,467,140           197,022   $          7.45
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,308
Realized gain distributions                                                                        428,466
Net change in unrealized appreciation (depreciation)                                              (485,758)
                                                                                           ---------------
Net gain (loss)                                                                                    (39,984)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (39,984)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                      17,308                212,062
Realized gain distributions                                                  428,466                165,046
Net change in unrealized appreciation (depreciation)                        (485,758)              (367,745)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (39,984)                 9,363
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      63,592                133,396
Cost of units redeemed                                                      (266,775)            (1,851,041)
Account charges                                                              (60,061)              (106,959)
                                                                --------------------   --------------------
Increase (decrease)                                                         (263,244)            (1,824,604)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (303,228)            (1,815,241)
Net assets, beginning                                                      1,770,368              3,585,609
                                                                --------------------   --------------------
Net assets, ending                                              $          1,467,140   $          1,770,368
                                                                ====================   ====================

Units sold                                                                     8,559                 18,289
Units redeemed                                                               (41,391)              (256,005)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (32,832)              (237,716)
Units outstanding, beginning                                                 229,854                467,570
                                                                --------------------   --------------------
Units outstanding, ending                                                    197,022                229,854
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         13,102,873
Cost of units redeemed/account charges                                                          (13,914,016)
Net investment income (loss)                                                                            127
Net realized gain (loss)                                                                          1,054,747
Realized gain distributions                                                                       1,705,108
Net change in unrealized appreciation (depreciation)                                               (481,699)
                                                                                       --------------------
Net assets                                                                             $          1,467,140
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.45               197   $         1,467               N/A              -3.3%
12/31/2014                        7.70               230             1,770               N/A               0.4%
12/31/2013                        7.67               468             3,586               N/A              34.3%
12/31/2012                        5.71               498             2,844               N/A              12.5%
12/31/2011                        5.08               538             2,731               N/A              -3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            AB VPS INTERNATIONAL GROWTH PORTFOLIO A CLASS - 018792820

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        17,114   $        18,451               919
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        17,114
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        17,114             3,820   $          4.48
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            69
                                                                                           ---------------
Net investment income (loss)                                                                            69
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (214)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                    13
                                                                                           ---------------
Net gain (loss)                                                                                       (201)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (132)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 69   $                  0
Net realized gain (loss)                                                        (214)                 3,526
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                              13                 (2,762)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (132)                   764
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,584                 28,338
Cost of units redeemed                                                        (1,902)               (41,560)
Account charges                                                              (10,160)                (9,701)
                                                                --------------------   --------------------
Increase (decrease)                                                           (7,478)               (22,923)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,610)               (22,159)
Net assets, beginning                                                         24,724                 46,883
                                                                --------------------   --------------------
Net assets, ending                                              $             17,114   $             24,724
                                                                ====================   ====================

Units sold                                                                       986                  5,881
Units redeemed                                                                (2,582)               (10,612)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,596)                (4,731)
Units outstanding, beginning                                                   5,416                 10,147
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,820                  5,416
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            115,373
Cost of units redeemed/account charges                                                             (103,760)
Net investment income (loss)                                                                          1,182
Net realized gain (loss)                                                                              5,656
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (1,337)
                                                                                       --------------------
Net assets                                                                             $             17,114
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.48                 4   $            17               N/A              -1.9%
12/31/2014                        4.57                 5                25               N/A              -1.2%
12/31/2013                        4.62                10                47               N/A              13.6%
12/31/2012                        4.07                 2                10               N/A              15.5%
12/31/2011                        3.52                 5                19               N/A             -15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.3%
2014                               0.0%
2013                               0.3%
2012                               1.3%
2011                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            AB VPS SMALL/MID CAP VALUE PORTFOLIO A CLASS - 018792531

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        95,692   $       109,810             5,534
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        95,692
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        95,692            10,641   $          8.99
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           811
                                                                                           ---------------
Net investment income (loss)                                                                           811
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,295
Realized gain distributions                                                                         16,502
Net change in unrealized appreciation (depreciation)                                               (25,172)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,375)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,564)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                811   $                572
Net realized gain (loss)                                                       2,295                705,065
Realized gain distributions                                                   16,502                  9,447
Net change in unrealized appreciation (depreciation)                         (25,172)              (585,827)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,564)               129,257
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,911                 93,567
Cost of units redeemed                                                        (3,797)            (1,656,732)
Account charges                                                               (4,343)               (41,051)
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,229)            (1,604,216)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,793)            (1,474,959)
Net assets, beginning                                                        107,485              1,582,444
                                                                --------------------   --------------------
Net assets, ending                                              $             95,692   $            107,485
                                                                ====================   ====================

Units sold                                                                       243                 10,958
Units redeemed                                                                  (899)              (181,280)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (656)              (170,322)
Units outstanding, beginning                                                  11,297                181,619
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,641                 11,297
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,344,371
Cost of units redeemed/account charges                                                           (3,206,188)
Net investment income (loss)                                                                         36,758
Net realized gain (loss)                                                                            757,148
Realized gain distributions                                                                         177,721
Net change in unrealized appreciation (depreciation)                                                (14,118)
                                                                                       --------------------
Net assets                                                                             $             95,692
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.99                11   $            96               N/A              -5.5%
12/31/2014                        9.51                11               107               N/A               9.2%
12/31/2013                        8.71               182             1,582               N/A              38.1%
12/31/2012                        6.31               194             1,223               N/A              18.7%
12/31/2011                        5.31               206             1,097               N/A              -8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.8%
2014                               0.1%
2013                               0.6%
2012                               0.6%
2011                               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            AB VPS INTERNATIONAL VALUE PORTFOLIO A CLASS - 018792556

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        25,036   $        25,578             1,851
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        25,036
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        25,036             6,695   $          3.74
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           647
                                                                                           ---------------
Net investment income (loss)                                                                           647
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                81
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                    40
                                                                                           ---------------
Net gain (loss)                                                                                        121
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           768
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                647   $              1,079
Net realized gain (loss)                                                          81                     90
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                              40                 (3,020)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                768                 (1,851)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         622                  1,751
Cost of units redeemed                                                        (3,189)                  (290)
Account charges                                                               (1,240)                (1,315)
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,807)                   146
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,039)                (1,705)
Net assets, beginning                                                         28,075                 29,780
                                                                --------------------   --------------------
Net assets, ending                                              $             25,036   $             28,075
                                                                ====================   ====================

Units sold                                                                       169                    460
Units redeemed                                                                (1,176)                  (420)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,007)                    40
Units outstanding, beginning                                                   7,702                  7,662
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,695                  7,702
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,807,432
Cost of units redeemed/account charges                                                           (2,173,172)
Net investment income (loss)                                                                         55,431
Net realized gain (loss)                                                                           (664,113)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                   (542)
                                                                                       --------------------
Net assets                                                                             $             25,036
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.74                 7   $            25               N/A               2.6%
12/31/2014                        3.65                 8                28               N/A              -6.2%
12/31/2013                        3.89                 8                30               N/A              23.0%
12/31/2012                        3.16                 6                18               N/A              14.5%
12/31/2011                        2.76                 7                19               N/A             -19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.4%
2014                               3.7%
2013                               6.9%
2012                               1.5%
2011                               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        AMERICAN CENTURY VP CAPITAL APPRECIATION FUND I CLASS - 024936304

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       171,769   $       168,062            11,420
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (240)
                                                       ---------------
Net assets                                             $       171,529
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       171,529             9,043   $         18.97
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,960
Realized gain distributions                                                                         11,357
Net change in unrealized appreciation (depreciation)                                               (13,063)
                                                                                           ---------------
Net gain (loss)                                                                                      6,254
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,254
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                       7,960                  1,449
Realized gain distributions                                                   11,357                     41
Net change in unrealized appreciation (depreciation)                         (13,063)                16,669
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,254                 18,159
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,161                241,212
Cost of units redeemed                                                       (61,042)               (30,388)
Account charges                                                               (8,128)                (7,904)
                                                                --------------------   --------------------
Increase (decrease)                                                          (56,009)               202,920
                                                                --------------------   --------------------
Net increase (decrease)                                                      (49,755)               221,079
Net assets, beginning                                                        221,284                    205
                                                                --------------------   --------------------
Net assets, ending                                              $            171,529   $            221,284
                                                                ====================   ====================

Units sold                                                                       682                 14,486
Units redeemed                                                                (3,531)                (2,606)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,849)                11,880
Units outstanding, beginning                                                  11,892                     12
                                                                --------------------   --------------------
Units outstanding, ending                                                      9,043                 11,892
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            331,260
Cost of units redeemed/account charges                                                             (191,175)
Net investment income (loss)                                                                          6,798
Net realized gain (loss)                                                                              9,509
Realized gain distributions                                                                          11,430
Net change in unrealized appreciation (depreciation)                                                  3,707
                                                                                       --------------------
Net assets                                                                             $            171,529
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         18.97                 9   $           172               N/A               1.9%
12/31/2014                       18.61                12               221               N/A               8.1%
12/31/2013                       17.21                 0                 0               N/A              30.9%
12/31/2012                       13.14                 0                 0               N/A              16.0%
12/31/2011                       11.33                 0                 0               N/A              -6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          AMERICAN CENTURY VP INCOME & GROWTH FUND I CLASS - 024936601

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,950,150   $     7,717,092           810,911
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (636)
                                                       ---------------
Net assets                                             $     6,949,514
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     6,949,514           709,164   $          9.80
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       152,246
                                                                                           ---------------
Net investment income (loss)                                                                       152,246
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           234,316
Realized gain distributions                                                                        580,921
Net change in unrealized appreciation (depreciation)                                            (1,400,907)
                                                                                           ---------------
Net gain (loss)                                                                                   (585,670)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (433,424)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            152,246   $             93,627
Net realized gain (loss)                                                     234,316                192,706
Realized gain distributions                                                  580,921                      0
Net change in unrealized appreciation (depreciation)                      (1,400,907)               183,206
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (433,424)               469,539
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,286,674              5,843,494
Cost of units redeemed                                                      (929,339)              (612,121)
Account charges                                                             (390,943)              (252,349)
                                                                --------------------   --------------------
Increase (decrease)                                                          (33,608)             4,979,024
                                                                --------------------   --------------------
Net increase (decrease)                                                     (467,032)             5,448,563
Net assets, beginning                                                      7,416,546              1,967,983
                                                                --------------------   --------------------
Net assets, ending                                              $          6,949,514   $          7,416,546
                                                                ====================   ====================

Units sold                                                                   126,162                590,809
Units redeemed                                                              (131,284)               (89,758)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,122)               501,051
Units outstanding, beginning                                                 714,285                213,234
                                                                --------------------   --------------------
Units outstanding, ending                                                    709,163                714,285
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         22,074,204
Cost of units redeemed/account charges                                                          (16,577,664)
Net investment income (loss)                                                                        692,058
Net realized gain (loss)                                                                            614,753
Realized gain distributions                                                                         913,105
Net change in unrealized appreciation (depreciation)                                               (766,942)
                                                                                       --------------------
Net assets                                                                             $          6,949,514
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.80               709   $         6,950               N/A              -5.6%
12/31/2014                       10.38               714             7,417               N/A              12.5%
12/31/2013                        9.23               213             1,968               N/A              35.8%
12/31/2012                        6.80               195             1,328               N/A              14.7%
12/31/2011                        5.92               232             1,376               N/A               3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.1%
2014                               2.0%
2013                               2.3%
2012                               2.1%
2011                               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           AMERICAN CENTURY VP INTERNATIONAL FUND I CLASS - 024936205

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,441,740   $     4,483,727           443,232
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (552)
                                                       ---------------
Net assets                                             $     4,441,188
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     4,441,188           468,474   $          9.48
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        17,206
                                                                                           ---------------
Net investment income (loss)                                                                        17,206
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            75,599
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (52,677)
                                                                                           ---------------
Net gain (loss)                                                                                     22,922
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        40,128
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,206   $             40,624
Net realized gain (loss)                                                      75,599                 47,293
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (52,677)              (437,564)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             40,128               (349,647)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     448,212              2,950,879
Cost of units redeemed                                                      (524,527)              (296,910)
Account charges                                                             (233,643)              (182,195)
                                                                --------------------   --------------------
Increase (decrease)                                                         (309,958)             2,471,774
                                                                --------------------   --------------------
Net increase (decrease)                                                     (269,830)             2,122,127
Net assets, beginning                                                      4,711,018              2,588,891
                                                                --------------------   --------------------
Net assets, ending                                              $          4,441,188   $          4,711,018
                                                                ====================   ====================

Units sold                                                                    46,126                291,424
Units redeemed                                                               (78,357)               (50,724)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (32,231)               240,700
Units outstanding, beginning                                                 500,706                260,006
                                                                --------------------   --------------------
Units outstanding, ending                                                    468,475                500,706
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         22,189,519
Cost of units redeemed/account charges                                                          (18,806,162)
Net investment income (loss)                                                                        510,777
Net realized gain (loss)                                                                              6,726
Realized gain distributions                                                                         582,315
Net change in unrealized appreciation (depreciation)                                                (41,987)
                                                                                       --------------------
Net assets                                                                             $          4,441,188
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.48               468   $         4,441               N/A               0.8%
12/31/2014                        9.41               501             4,711               N/A              -5.5%
12/31/2013                        9.96               260             2,589               N/A              22.4%
12/31/2012                        8.13               283             2,304               N/A              21.2%
12/31/2011                        6.71               363             2,434               N/A             -12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.4%
2014                               1.1%
2013                               1.7%
2012                               0.8%
2011                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               AMERICAN CENTURY VP ULTRA FUND I CLASS - 024936882

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        39,702   $        32,337             2,566
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        39,702
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        39,702             3,633   $         10.93
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           158
                                                                                           ---------------
Net investment income (loss)                                                                           158
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               530
Realized gain distributions                                                                          3,416
Net change in unrealized appreciation (depreciation)                                                (1,900)
                                                                                           ---------------
Net gain (loss)                                                                                      2,046
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,204
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                158   $                110
Net realized gain (loss)                                                         530                    266
Realized gain distributions                                                    3,416                      0
Net change in unrealized appreciation (depreciation)                          (1,900)                 2,642
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,204                  3,018
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,887                  3,393
Cost of units redeemed                                                        (1,061)                  (145)
Account charges                                                               (1,415)                (1,160)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,411                  2,088
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,615                  5,106
Net assets, beginning                                                         34,087                 28,981
                                                                --------------------   --------------------
Net assets, ending                                              $             39,702   $             34,087
                                                                ====================   ====================

Units sold                                                                       548                    350
Units redeemed                                                                  (230)                  (135)
                                                                --------------------   --------------------
Net increase (decrease)                                                          318                    215
Units outstanding, beginning                                                   3,315                  3,100
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,633                  3,315
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,369,298
Cost of units redeemed/account charges                                                           (1,365,995)
Net investment income (loss)                                                                            861
Net realized gain (loss)                                                                             22,163
Realized gain distributions                                                                           6,010
Net change in unrealized appreciation (depreciation)                                                  7,365
                                                                                       --------------------
Net assets                                                                             $             39,702
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.93                 4   $            40               N/A               6.3%
12/31/2014                       10.28                 3                34               N/A              10.0%
12/31/2013                        9.35                 3                29               N/A              37.1%
12/31/2012                        6.82                 9                61               N/A              13.9%
12/31/2011                        5.99                10                59               N/A               1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.4%
2014                               0.3%
2013                               0.8%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           AMERICAN CENTURY VP MID CAP VALUE FUND II CLASS - 024936734

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        75,567   $        79,055             4,106
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        75,567
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        75,567             5,632   $         13.42
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           884
                                                                                           ---------------
Net investment income (loss)                                                                           884
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,142
Realized gain distributions                                                                          1,578
Net change in unrealized appreciation (depreciation)                                                (5,516)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,796)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,912)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                884   $                143
Net realized gain (loss)                                                       1,142                    145
Realized gain distributions                                                    1,578                    683
Net change in unrealized appreciation (depreciation)                          (5,516)                 1,324
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,912)                 2,295
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      78,508                 11,710
Cost of units redeemed                                                        (7,967)                   (92)
Account charges                                                              (15,266)                (1,971)
                                                                --------------------   --------------------
Increase (decrease)                                                           55,275                  9,647
                                                                --------------------   --------------------
Net increase (decrease)                                                       53,363                 11,942
Net assets, beginning                                                         22,204                 10,262
                                                                --------------------   --------------------
Net assets, ending                                              $             75,567   $             22,204
                                                                ====================   ====================

Units sold                                                                     5,699                    925
Units redeemed                                                                (1,696)                  (171)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,003                    754
Units outstanding, beginning                                                   1,629                    875
                                                                --------------------   --------------------
Units outstanding, ending                                                      5,632                  1,629
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            154,660
Cost of units redeemed/account charges                                                              (85,735)
Net investment income (loss)                                                                          1,564
Net realized gain (loss)                                                                              5,672
Realized gain distributions                                                                           2,894
Net change in unrealized appreciation (depreciation)                                                 (3,488)
                                                                                       --------------------
Net assets                                                                             $             75,567
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.42                 6   $            76               N/A              -1.6%
12/31/2014                       13.63                 2                22               N/A              16.2%
12/31/2013                       11.73                 1                10               N/A              29.9%
12/31/2012                        9.03                 1                 6               N/A              16.2%
12/31/2011                        7.77                 2                13               N/A              -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.8%
2014                               0.9%
2013                               1.1%
2012                               1.1%
2011                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               CALVERT VP SRI MID CAP GROWTH PORTFOLIO - 131647307

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        66,394   $        72,558             2,140
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        66,394
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        66,394             6,001   $         11.06
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               700
Realized gain distributions                                                                          2,243
Net change in unrealized appreciation (depreciation)                                                (4,614)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,671)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,671)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                         700                  2,202
Realized gain distributions                                                    2,243                 14,794
Net change in unrealized appreciation (depreciation)                          (4,614)               (10,722)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,671)                 6,274
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,532                  4,797
Cost of units redeemed                                                        (8,884)                (9,151)
Account charges                                                               (5,941)                (5,868)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,293)               (10,222)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,964)                (3,948)
Net assets, beginning                                                         78,358                 82,306
                                                                --------------------   --------------------
Net assets, ending                                              $             66,394   $             78,358
                                                                ====================   ====================

Units sold                                                                       387                    458
Units redeemed                                                                (1,236)                (1,385)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (849)                  (927)
Units outstanding, beginning                                                   6,850                  7,777
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,001                  6,850
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            807,463
Cost of units redeemed/account charges                                                             (805,932)
Net investment income (loss)                                                                            584
Net realized gain (loss)                                                                             33,327
Realized gain distributions                                                                          37,116
Net change in unrealized appreciation (depreciation)                                                 (6,164)
                                                                                       --------------------
Net assets                                                                             $             66,394
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.06                 6   $            66               N/A              -3.3%
12/31/2014                       11.44                 7                78               N/A               8.1%
12/31/2013                       10.58                 8                82               N/A              29.9%
12/31/2012                        8.15                 8                67               N/A              16.8%
12/31/2011                        6.98                 8                53               N/A               2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
      COLUMBIA VARIABLE PORTFOLIO-SMALL CAP VALUE FUND 1 CLASS - 19765R303

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        61,526   $        69,210             3,840
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        61,526
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        61,526             7,619   $          8.08
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           513
                                                                                           ---------------
Net investment income (loss)                                                                           513
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                62
Realized gain distributions                                                                          4,200
Net change in unrealized appreciation (depreciation)                                                (8,713)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,451)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,938)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                513   $                371
Net realized gain (loss)                                                          62                    294
Realized gain distributions                                                    4,200                  7,657
Net change in unrealized appreciation (depreciation)                          (8,713)                (6,342)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,938)                 1,980
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,108                 27,580
Cost of units redeemed                                                            (7)                (5,729)
Account charges                                                               (1,706)                (1,745)
                                                                --------------------   --------------------
Increase (decrease)                                                            1,395                 20,106
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,543)                22,086
Net assets, beginning                                                         64,069                 41,983
                                                                --------------------   --------------------
Net assets, ending                                              $             61,526   $             64,069
                                                                ====================   ====================

Units sold                                                                       372                  3,349
Units redeemed                                                                  (202)                  (941)
                                                                --------------------   --------------------
Net increase (decrease)                                                          170                  2,408
Units outstanding, beginning                                                   7,449                  5,041
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,619                  7,449
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,584,485
Cost of units redeemed/account charges                                                           (3,098,055)
Net investment income (loss)                                                                         65,673
Net realized gain (loss)                                                                            123,659
Realized gain distributions                                                                         393,448
Net change in unrealized appreciation (depreciation)                                                 (7,684)
                                                                                       --------------------
Net assets                                                                             $             61,526
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.08                 8   $            62               N/A              -6.1%
12/31/2014                        8.60                 7                64               N/A               3.3%
12/31/2013                        8.33                 5                42               N/A              34.2%
12/31/2012                        6.20               219             1,361               N/A              11.4%
12/31/2011                        5.57               265             1,478               N/A              -6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.8%
2014                               0.7%
2013                               0.1%
2012                               0.4%
2011                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
   COLUMBIA VARIABLE PORTFOLIO-US GOVERNMENT MORTGAGE FUND 1 CLASS - 19766E541

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        22,742   $        22,773             2,182
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        22,742
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        22,742             4,204   $          5.41
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           665
                                                                                           ---------------
Net investment income (loss)                                                                           665
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                16
Realized gain distributions                                                                             51
Net change in unrealized appreciation (depreciation)                                                  (438)
                                                                                           ---------------
Net gain (loss)                                                                                       (371)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           294
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                665   $                434
Net realized gain (loss)                                                          16                    (20)
Realized gain distributions                                                       51                      0
Net change in unrealized appreciation (depreciation)                            (438)                   874
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                294                  1,288
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,426                  1,595
Cost of units redeemed                                                             0                 (3,343)
Account charges                                                                 (999)                  (982)
                                                                --------------------   --------------------
Increase (decrease)                                                              427                 (2,730)
                                                                --------------------   --------------------
Net increase (decrease)                                                          721                 (1,442)
Net assets, beginning                                                         22,021                 23,463
                                                                --------------------   --------------------
Net assets, ending                                              $             22,742   $             22,021
                                                                ====================   ====================

Units sold                                                                       263                    307
Units redeemed                                                                  (184)                  (837)
                                                                --------------------   --------------------
Net increase (decrease)                                                           79                   (530)
Units outstanding, beginning                                                   4,125                  4,655
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,204                  4,125
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             38,908
Cost of units redeemed/account charges                                                              (17,792)
Net investment income (loss)                                                                          1,446
Net realized gain (loss)                                                                                160
Realized gain distributions                                                                              51
Net change in unrealized appreciation (depreciation)                                                    (31)
                                                                                       --------------------
Net assets                                                                             $             22,742
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.41                 4   $            23               N/A               1.3%
12/31/2014                        5.34                 4                22               N/A               5.9%
12/31/2013                        5.04                 5                23               N/A              -1.8%
12/31/2012                        5.13                 3                14               N/A               1.7%
12/31/2011                        5.05                 3                16               N/A               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               3.0%
2014                               1.9%
2013                               0.9%
2012                               1.1%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        DREYFUS IP, TECHNOLOGY GROWTH PORTFOLIO SERVICE CLASS - 26202A710

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       146,507   $       147,994             8,587
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       146,507
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       146,507            12,166   $         12.04
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,582
Realized gain distributions                                                                         16,594
Net change in unrealized appreciation (depreciation)                                               (17,384)
                                                                                           ---------------
Net gain (loss)                                                                                     10,792
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        10,792
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                      11,582                 47,067
Realized gain distributions                                                   16,594                  9,617
Net change in unrealized appreciation (depreciation)                         (17,384)               (41,293)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,792                 15,391
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,524                174,577
Cost of units redeemed                                                       (61,921)              (130,881)
Account charges                                                              (23,813)               (28,426)
                                                                --------------------   --------------------
Increase (decrease)                                                          (72,210)                15,270
                                                                --------------------   --------------------
Net increase (decrease)                                                      (61,418)                30,661
Net assets, beginning                                                        207,925                177,264
                                                                --------------------   --------------------
Net assets, ending                                              $            146,507   $            207,925
                                                                ====================   ====================

Units sold                                                                     1,143                 15,998
Units redeemed                                                                (7,264)               (14,327)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,121)                 1,671
Units outstanding, beginning                                                  18,287                 16,616
                                                                --------------------   --------------------
Units outstanding, ending                                                     12,166                 18,287
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,040,939
Cost of units redeemed/account charges                                                           (2,017,807)
Net investment income (loss)                                                                            154
Net realized gain (loss)                                                                             98,497
Realized gain distributions                                                                          26,211
Net change in unrealized appreciation (depreciation)                                                 (1,487)
                                                                                       --------------------
Net assets                                                                             $            146,507
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.04                12   $           147               N/A               5.9%
12/31/2014                       11.37                18               208               N/A               6.6%
12/31/2013                       10.67                17               177               N/A              32.5%
12/31/2012                        8.05                19               157               N/A              15.4%
12/31/2011                        6.98                20               138               N/A              -8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
      DREYFUS IP, SMALL CAP STOCK INDEX PORTFOLIO SERVICE CLASS - 26202A686

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           857   $           898                51
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $           857
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $           857                63   $         13.59
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             4
                                                                                           ---------------
Net investment income (loss)                                                                             4
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                33
Realized gain distributions                                                                             38
Net change in unrealized appreciation (depreciation)                                                   (92)
                                                                                           ---------------
Net gain (loss)                                                                                        (21)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (17)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  4   $                 65
Net realized gain (loss)                                                          33                     60
Realized gain distributions                                                       38                    618
Net change in unrealized appreciation (depreciation)                             (92)                  (424)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (17)                   319
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,322                  2,883
Cost of units redeemed                                                          (708)               (10,833)
Account charges                                                                 (674)                (2,915)
                                                                --------------------   --------------------
Increase (decrease)                                                              (60)               (10,865)
                                                                --------------------   --------------------
Net increase (decrease)                                                          (77)               (10,546)
Net assets, beginning                                                            934                 11,480
                                                                --------------------   --------------------
Net assets, ending                                              $                857   $                934
                                                                ====================   ====================

Units sold                                                                        94                    220
Units redeemed                                                                   (98)                (1,020)
                                                                --------------------   --------------------
Net increase (decrease)                                                           (4)                  (800)
Units outstanding, beginning                                                      67                    867
                                                                --------------------   --------------------
Units outstanding, ending                                                         63                     67
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             24,662
Cost of units redeemed/account charges                                                              (24,664)
Net investment income (loss)                                                                            100
Net realized gain (loss)                                                                                (79)
Realized gain distributions                                                                             879
Net change in unrealized appreciation (depreciation)                                                    (41)
                                                                                       --------------------
Net assets                                                                             $                857
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.59                 0   $             1               N/A              -2.3%
12/31/2014                       13.91                 0                 1               N/A               5.1%
12/31/2013                       13.24                 1                11               N/A              40.7%
12/31/2012                        9.41                 0                 0               N/A              15.7%
12/31/2011                        8.13                 1                 6               N/A               0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.4%
2014                               1.0%
2013                               0.0%
2012                               0.9%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          DREYFUS VIF, APPRECIATION PORTFOLIO SERVICE CLASS - 261976831

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        30,245   $        30,527               672
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        30,245
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        30,245             2,999   $         10.09
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           438
                                                                                           ---------------
Net investment income (loss)                                                                           438
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,527
Realized gain distributions                                                                          1,349
Net change in unrealized appreciation (depreciation)                                                (4,271)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,395)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (957)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                438   $                517
Net realized gain (loss)                                                       1,527                  3,137
Realized gain distributions                                                    1,349                    979
Net change in unrealized appreciation (depreciation)                          (4,271)                (2,030)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (957)                 2,603
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      16,302                 10,716
Cost of units redeemed                                                          (756)               (10,196)
Account charges                                                              (14,148)               (12,064)
                                                                --------------------   --------------------
Increase (decrease)                                                            1,398                (11,544)
                                                                --------------------   --------------------
Net increase (decrease)                                                          441                 (8,941)
Net assets, beginning                                                         29,804                 38,745
                                                                --------------------   --------------------
Net assets, ending                                              $             30,245   $             29,804
                                                                ====================   ====================

Units sold                                                                     1,572                  1,080
Units redeemed                                                                (1,448)                (2,235)
                                                                --------------------   --------------------
Net increase (decrease)                                                          124                 (1,155)
Units outstanding, beginning                                                   2,875                  4,030
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,999                  2,875
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            156,249
Cost of units redeemed/account charges                                                             (147,667)
Net investment income (loss)                                                                          5,134
Net realized gain (loss)                                                                             12,109
Realized gain distributions                                                                           4,702
Net change in unrealized appreciation (depreciation)                                                   (282)
                                                                                       --------------------
Net assets                                                                             $             30,245
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.09                 3   $            30               N/A              -2.7%
12/31/2014                       10.37                 3                30               N/A               7.8%
12/31/2013                        9.61                 4                39               N/A              20.8%
12/31/2012                        7.96                 3                27               N/A              10.1%
12/31/2011                        7.22                 4                31               N/A               8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.5%
2014                               1.5%
2013                               1.7%
2012                               4.2%
2011                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,407,682   $     1,335,441            89,318
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (20)
                                                       ---------------
Net assets                                             $     1,407,662
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,407,662           124,444   $         11.31
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        23,320
                                                                                           ---------------
Net investment income (loss)                                                                        23,320
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            52,899
Realized gain distributions                                                                        117,048
Net change in unrealized appreciation (depreciation)                                              (183,841)
                                                                                           ---------------
Net gain (loss)                                                                                    (13,894)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         9,426
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             23,320   $             26,463
Net realized gain (loss)                                                      52,899                 28,420
Realized gain distributions                                                  117,048                 82,354
Net change in unrealized appreciation (depreciation)                        (183,841)               (35,970)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,426                101,267
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      99,890                 91,561
Cost of units redeemed                                                      (351,702)              (101,728)
Account charges                                                              (98,179)              (106,354)
                                                                --------------------   --------------------
Increase (decrease)                                                         (349,991)              (116,521)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (340,565)               (15,254)
Net assets, beginning                                                      1,748,227              1,763,481
                                                                --------------------   --------------------
Net assets, ending                                              $          1,407,662   $          1,748,227
                                                                ====================   ====================

Units sold                                                                     8,718                  8,838
Units redeemed                                                               (39,046)               (19,295)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (30,328)               (10,457)
Units outstanding, beginning                                                 154,772                165,229
                                                                --------------------   --------------------
Units outstanding, ending                                                    124,444                154,772
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         10,268,864
Cost of units redeemed/account charges                                                          (10,186,505)
Net investment income (loss)                                                                        830,330
Net realized gain (loss)                                                                           (112,543)
Realized gain distributions                                                                         535,275
Net change in unrealized appreciation (depreciation)                                                 72,241
                                                                                       --------------------
Net assets                                                                             $          1,407,662
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.31               124   $         1,408               N/A               0.1%
12/31/2014                       11.30               155             1,748               N/A               5.8%
12/31/2013                       10.67               165             1,763               N/A              15.7%
12/31/2012                        9.22               170             1,567               N/A              12.5%
12/31/2011                        8.20               183             1,500               N/A              -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.5%
2014                               1.5%
2013                               1.6%
2012                               1.6%
2011                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS - 922175500

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,757,898   $     8,002,112           287,554
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,036)
                                                       ---------------
Net assets                                             $     9,753,862
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     9,753,862           527,207   $         18.50
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       104,539
                                                                                           ---------------
Net investment income (loss)                                                                       104,539
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           386,583
Realized gain distributions                                                                        962,945
Net change in unrealized appreciation (depreciation)                                            (1,357,382)
                                                                                           ---------------
Net gain (loss)                                                                                     (7,854)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        96,685
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            104,539   $            102,739
Net realized gain (loss)                                                     386,583                244,907
Realized gain distributions                                                  962,945                215,551
Net change in unrealized appreciation (depreciation)                      (1,357,382)               642,186
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             96,685              1,205,383
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     489,437                588,346
Cost of units redeemed                                                    (1,398,676)              (843,467)
Account charges                                                             (460,034)              (475,867)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,369,273)              (730,988)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,272,588)               474,395
Net assets, beginning                                                     11,026,450             10,552,055
                                                                --------------------   --------------------
Net assets, ending                                              $          9,753,862   $         11,026,450
                                                                ====================   ====================

Units sold                                                                    27,228                 35,084
Units redeemed                                                              (100,012)               (77,847)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (72,784)               (42,763)
Units outstanding, beginning                                                 599,991                642,754
                                                                --------------------   --------------------
Units outstanding, ending                                                    527,207                599,991
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         35,475,283
Cost of units redeemed/account charges                                                          (35,408,184)
Net investment income (loss)                                                                      1,414,099
Net realized gain (loss)                                                                            951,274
Realized gain distributions                                                                       5,565,604
Net change in unrealized appreciation (depreciation)                                              1,755,786
                                                                                       --------------------
Net assets                                                                             $          9,753,862
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         18.50               527   $         9,754               N/A               0.7%
12/31/2014                       18.38               600            11,026               N/A              11.9%
12/31/2013                       16.42               643            10,552               N/A              31.3%
12/31/2012                       12.50               700             8,758               N/A              16.4%
12/31/2011                       10.74               774             8,319               N/A              -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.0%
2014                               1.0%
2013                               1.1%
2012                               1.4%
2011                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS - 922174305

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,661,060   $     2,698,210           130,060
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (18)
                                                       ---------------
Net assets                                             $     2,661,042
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     2,661,042           227,478   $         11.70
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        89,528
                                                                                           ---------------
Net investment income (loss)                                                                        89,528
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            44,380
Realized gain distributions                                                                        283,419
Net change in unrealized appreciation (depreciation)                                              (529,048)
                                                                                           ---------------
Net gain (loss)                                                                                   (201,249)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (111,721)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             89,528   $             89,777
Net realized gain (loss)                                                      44,380                 71,118
Realized gain distributions                                                  283,419                 44,025
Net change in unrealized appreciation (depreciation)                        (529,048)                61,255
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (111,721)               266,175
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     142,102                121,901
Cost of units redeemed                                                      (376,653)              (385,557)
Account charges                                                             (159,307)              (162,772)
                                                                --------------------   --------------------
Increase (decrease)                                                         (393,858)              (426,428)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (505,579)              (160,253)
Net assets, beginning                                                      3,166,621              3,326,874
                                                                --------------------   --------------------
Net assets, ending                                              $          2,661,042   $          3,166,621
                                                                ====================   ====================

Units sold                                                                    12,322                 11,455
Units redeemed                                                               (44,810)               (48,422)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (32,488)               (36,967)
Units outstanding, beginning                                                 259,966                296,933
                                                                --------------------   --------------------
Units outstanding, ending                                                    227,478                259,966
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         15,869,502
Cost of units redeemed/account charges                                                          (15,048,784)
Net investment income (loss)                                                                      1,281,080
Net realized gain (loss)                                                                         (1,483,313)
Realized gain distributions                                                                       2,079,707
Net change in unrealized appreciation (depreciation)                                                (37,150)
                                                                                       --------------------
Net assets                                                                             $          2,661,042
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.70               227   $         2,661               N/A              -4.0%
12/31/2014                       12.18               260             3,167               N/A               8.7%
12/31/2013                       11.20               297             3,327               N/A              28.1%
12/31/2012                        8.74               319             2,791               N/A              17.3%
12/31/2011                        7.45               354             2,636               N/A               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               3.1%
2014                               2.8%
2013                               2.6%
2012                               3.1%
2011                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          FIDELITY VIP FREEDOM 2005 PORTFOLIO INITIAL CLASS - 922174651

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        11,552   $        12,019             1,023
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        11,552
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        11,552             1,392   $          8.30
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           214
                                                                                           ---------------
Net investment income (loss)                                                                           214
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 3
Realized gain distributions                                                                             23
Net change in unrealized appreciation (depreciation)                                                  (481)
                                                                                           ---------------
Net gain (loss)                                                                                       (455)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (241)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                214   $                  2
Net realized gain (loss)                                                           3                     15
Realized gain distributions                                                       23                      1
Net change in unrealized appreciation (depreciation)                            (481)                   (12)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (241)                     6
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      12,375                     19
Cost of units redeemed                                                           (32)                  (115)
Account charges                                                                 (687)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                           11,656                   (101)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,415                    (95)
Net assets, beginning                                                            137                    232
                                                                --------------------   --------------------
Net assets, ending                                              $             11,552   $                137
                                                                ====================   ====================

Units sold                                                                     1,462                      2
Units redeemed                                                                   (86)                   (15)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,376                    (13)
Units outstanding, beginning                                                      16                     29
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,392                     16
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             19,924
Cost of units redeemed/account charges                                                               (8,673)
Net investment income (loss)                                                                            233
Net realized gain (loss)                                                                                340
Realized gain distributions                                                                             195
Net change in unrealized appreciation (depreciation)                                                   (467)
                                                                                       --------------------
Net assets                                                                             $             11,552
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.30                 1   $            12               N/A              -0.3%
12/31/2014                        8.32                 0                 0               N/A               4.3%
12/31/2013                        7.97                 0                 0               N/A               9.7%
12/31/2012                        7.27                 0                 0               N/A               9.6%
12/31/2011                        6.63                 0                 0               N/A               0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               3.7%
2014                               1.1%
2013                               1.7%
2012                               1.6%
2011                               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP FREEDOM 2010 PORTFOLIO INITIAL CLASS - 922174628

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        14,233   $        14,890             1,171
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        14,233
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        14,233             1,606   $          8.86
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           265
                                                                                           ---------------
Net investment income (loss)                                                                           265
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,007
Realized gain distributions                                                                             45
Net change in unrealized appreciation (depreciation)                                                (3,207)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,155)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (890)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                265   $                227
Net realized gain (loss)                                                       2,007                     49
Realized gain distributions                                                       45                    217
Net change in unrealized appreciation (depreciation)                          (3,207)                   120
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (890)                   613
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,672                      0
Cost of units redeemed                                                       (21,945)                     0
Account charges                                                                 (637)                  (256)
                                                                --------------------   --------------------
Increase (decrease)                                                            1,090                   (256)
                                                                --------------------   --------------------
Net increase (decrease)                                                          200                    357
Net assets, beginning                                                         14,033                 13,676
                                                                --------------------   --------------------
Net assets, ending                                              $             14,233   $             14,033
                                                                ====================   ====================

Units sold                                                                     2,619                      0
Units redeemed                                                                (2,592)                   (29)
                                                                --------------------   --------------------
Net increase (decrease)                                                           27                    (29)
Units outstanding, beginning                                                   1,579                  1,608
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,606                  1,579
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             56,689
Cost of units redeemed/account charges                                                              (46,428)
Net investment income (loss)                                                                          2,857
Net realized gain (loss)                                                                               (284)
Realized gain distributions                                                                           2,056
Net change in unrealized appreciation (depreciation)                                                   (657)
                                                                                       --------------------
Net assets                                                                             $             14,233
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.86                 2   $            14               N/A              -0.3%
12/31/2014                        8.89                 2                14               N/A               4.5%
12/31/2013                        8.50                 2                14               N/A              13.5%
12/31/2012                        7.49                 2                12               N/A              11.8%
12/31/2011                        6.70                 2                11               N/A              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.9%
2014                               1.6%
2013                               1.7%
2012                               1.9%
2011                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP FREEDOM 2015 PORTFOLIO INITIAL CLASS - 922174586

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       149,924   $       144,369            12,278
                                                                         ===============   ===============
Receivables: investments sold                                      370
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       150,294
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       150,294            16,536   $          9.09
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,915
                                                                                           ---------------
Net investment income (loss)                                                                         2,915
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            66,735
Realized gain distributions                                                                          1,785
Net change in unrealized appreciation (depreciation)                                               (62,753)
                                                                                           ---------------
Net gain (loss)                                                                                      5,767
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,682
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,915   $             11,283
Net realized gain (loss)                                                      66,735                  2,500
Realized gain distributions                                                    1,785                 11,565
Net change in unrealized appreciation (depreciation)                         (62,753)                 5,680
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,682                 31,028
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      16,943                  4,531
Cost of units redeemed                                                      (548,689)                (4,337)
Account charges                                                               (7,404)               (21,471)
                                                                --------------------   --------------------
Increase (decrease)                                                         (539,150)               (21,277)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (530,468)                 9,751
Net assets, beginning                                                        680,762                671,011
                                                                --------------------   --------------------
Net assets, ending                                              $            150,294   $            680,762
                                                                ====================   ====================

Units sold                                                                     1,821                    507
Units redeemed                                                               (59,935)                (2,896)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (58,114)                (2,389)
Units outstanding, beginning                                                  74,650                 77,039
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,536                 74,650
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          9,033,814
Cost of units redeemed/account charges                                                           (9,044,492)
Net investment income (loss)                                                                         46,225
Net realized gain (loss)                                                                             78,048
Realized gain distributions                                                                          31,144
Net change in unrealized appreciation (depreciation)                                                  5,555
                                                                                       --------------------
Net assets                                                                             $            150,294
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.09                17   $           150               N/A              -0.3%
12/31/2014                        9.12                75               681               N/A               4.7%
12/31/2013                        8.71                77               671               N/A              14.4%
12/31/2012                        7.61                51               392               N/A              12.2%
12/31/2011                        6.78                33               227               N/A              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.7%
2014                               1.7%
2013                               2.1%
2012                               2.5%
2011                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS - 922174552

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       161,528   $       147,160            12,984
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       161,528
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       161,528            17,655   $          9.15
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,099
                                                                                           ---------------
Net investment income (loss)                                                                         3,099
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            41,846
Realized gain distributions                                                                            844
Net change in unrealized appreciation (depreciation)                                               (40,932)
                                                                                           ---------------
Net gain (loss)                                                                                      1,758
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,857
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,099   $              6,264
Net realized gain (loss)                                                      41,846                  2,771
Realized gain distributions                                                      844                  6,459
Net change in unrealized appreciation (depreciation)                         (40,932)                 1,977
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,857                 17,471
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      19,024                 23,448
Cost of units redeemed                                                      (232,419)               (10,775)
Account charges                                                               (6,811)                (8,694)
                                                                --------------------   --------------------
Increase (decrease)                                                         (220,206)                 3,979
                                                                --------------------   --------------------
Net increase (decrease)                                                     (215,349)                21,450
Net assets, beginning                                                        376,877                355,427
                                                                --------------------   --------------------
Net assets, ending                                              $            161,528   $            376,877
                                                                ====================   ====================

Units sold                                                                     2,069                  2,646
Units redeemed                                                               (25,495)                (2,177)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (23,426)                   469
Units outstanding, beginning                                                  41,081                 40,612
                                                                --------------------   --------------------
Units outstanding, ending                                                     17,655                 41,081
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            819,732
Cost of units redeemed/account charges                                                             (779,679)
Net investment income (loss)                                                                         41,439
Net realized gain (loss)                                                                             39,823
Realized gain distributions                                                                          25,845
Net change in unrealized appreciation (depreciation)                                                 14,368
                                                                                       --------------------
Net assets                                                                             $            161,528
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.15                18   $           162               N/A              -0.3%
12/31/2014                        9.17                41               377               N/A               4.8%
12/31/2013                        8.75                41               355               N/A              16.0%
12/31/2012                        7.54                38               289               N/A              13.4%
12/31/2011                        6.65                34               227               N/A              -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.2%
2014                               1.7%
2013                               1.9%
2012                               2.2%
2011                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS - 922174529

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       112,538   $        99,538             8,778
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       112,538
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       112,538            11,686   $          9.63
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,119
                                                                                           ---------------
Net investment income (loss)                                                                         2,119
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,648
Realized gain distributions                                                                            618
Net change in unrealized appreciation (depreciation)                                                (4,380)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,114)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             5
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,119   $              1,863
Net realized gain (loss)                                                       1,648                  1,392
Realized gain distributions                                                      618                  2,142
Net change in unrealized appreciation (depreciation)                          (4,380)                  (226)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  5                  5,171
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       7,631                 13,261
Cost of units redeemed                                                          (599)                  (183)
Account charges                                                               (8,290)                (7,929)
                                                                --------------------   --------------------
Increase (decrease)                                                           (1,258)                 5,149
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,253)                10,320
Net assets, beginning                                                        113,791                103,471
                                                                --------------------   --------------------
Net assets, ending                                              $            112,538   $            113,791
                                                                ====================   ====================

Units sold                                                                       796                  1,385
Units redeemed                                                                  (904)                  (858)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (108)                   527
Units outstanding, beginning                                                  11,794                 11,267
                                                                --------------------   --------------------
Units outstanding, ending                                                     11,686                 11,794
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,362,293
Cost of units redeemed/account charges                                                           (1,304,877)
Net investment income (loss)                                                                         18,234
Net realized gain (loss)                                                                             10,823
Realized gain distributions                                                                          13,065
Net change in unrealized appreciation (depreciation)                                                 13,000
                                                                                       --------------------
Net assets                                                                             $            112,538
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.63                12   $           113               N/A              -0.2%
12/31/2014                        9.65                12               114               N/A               5.1%
12/31/2013                        9.18                11               103               N/A              20.0%
12/31/2012                        7.66                17               128               N/A              15.1%
12/31/2011                        6.65                19               124               N/A              -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.9%
2014                               1.7%
2013                               1.5%
2012                               1.8%
2011                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS - 922174487

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       162,464   $       131,639            12,812
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       162,464
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       162,464            17,079   $          9.51
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,916
                                                                                           ---------------
Net investment income (loss)                                                                         2,916
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,251
Realized gain distributions                                                                            857
Net change in unrealized appreciation (depreciation)                                                (5,697)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,589)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           327
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,916   $              2,247
Net realized gain (loss)                                                       2,251                  1,819
Realized gain distributions                                                      857                  2,714
Net change in unrealized appreciation (depreciation)                          (5,697)                    16
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                327                  6,796
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      25,815                 10,691
Cost of units redeemed                                                        (1,339)                  (800)
Account charges                                                               (7,680)                (7,439)
                                                                --------------------   --------------------
Increase (decrease)                                                           16,796                  2,452
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,123                  9,248
Net assets, beginning                                                        145,341                136,093
                                                                --------------------   --------------------
Net assets, ending                                              $            162,464   $            145,341
                                                                ====================   ====================

Units sold                                                                     2,762                  1,145
Units redeemed                                                                  (926)                  (882)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,836                    263
Units outstanding, beginning                                                  15,243                 14,980
                                                                --------------------   --------------------
Units outstanding, ending                                                     17,079                 15,243
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            353,955
Cost of units redeemed/account charges                                                             (246,985)
Net investment income (loss)                                                                         16,831
Net realized gain (loss)                                                                             (4,719)
Realized gain distributions                                                                          12,557
Net change in unrealized appreciation (depreciation)                                                 30,825
                                                                                       --------------------
Net assets                                                                             $            162,464
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.51                17   $           162               N/A              -0.2%
12/31/2014                        9.53                15               145               N/A               5.0%
12/31/2013                        9.08                15               136               N/A              21.7%
12/31/2012                        7.47                16               117               N/A              15.6%
12/31/2011                        6.46                16               104               N/A              -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.9%
2014                               1.6%
2013                               1.7%
2012                               2.2%
2011                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS - 922174685

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         7,669   $         7,880               711
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         7,669
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $         7,669               995   $          7.70
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           154
                                                                                           ---------------
Net investment income (loss)                                                                           154
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,810
Realized gain distributions                                                                             18
Net change in unrealized appreciation (depreciation)                                                (3,126)
                                                                                           ---------------
Net gain (loss)                                                                                       (298)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (144)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                154   $                776
Net realized gain (loss)                                                       2,810                    307
Realized gain distributions                                                       18                    461
Net change in unrealized appreciation (depreciation)                          (3,126)                   369
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (144)                 1,913
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,377                  3,531
Cost of units redeemed                                                       (44,733)                (2,215)
Account charges                                                               (1,242)                (1,982)
                                                                --------------------   --------------------
Increase (decrease)                                                          (43,598)                  (666)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (43,742)                 1,247
Net assets, beginning                                                         51,411                 50,164
                                                                --------------------   --------------------
Net assets, ending                                              $              7,669   $             51,411
                                                                ====================   ====================

Units sold                                                                       302                    462
Units redeemed                                                                (5,957)                  (546)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,655)                   (84)
Units outstanding, beginning                                                   6,650                  6,734
                                                                --------------------   --------------------
Units outstanding, ending                                                        995                  6,650
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            119,836
Cost of units redeemed/account charges                                                             (127,118)
Net investment income (loss)                                                                          6,909
Net realized gain (loss)                                                                              4,797
Realized gain distributions                                                                           3,456
Net change in unrealized appreciation (depreciation)                                                   (211)
                                                                                       --------------------
Net assets                                                                             $              7,669
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.70                 1   $             8               N/A              -0.3%
12/31/2014                        7.73                 7                51               N/A               3.8%
12/31/2013                        7.45                 7                50               N/A               5.5%
12/31/2012                        7.06                 7                48               N/A               6.5%
12/31/2011                        6.63                 9                60               N/A               1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.5%
2014                               1.5%
2013                               1.5%
2012                               1.3%
2011                               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS - 922174404

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,575,424   $     2,521,472            69,514
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,863)
                                                       ---------------
Net assets                                             $     4,570,561
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     4,570,561           345,147   $         13.24
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        11,889
                                                                                           ---------------
Net investment income (loss)                                                                        11,889
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           280,047
Realized gain distributions                                                                        148,086
Net change in unrealized appreciation (depreciation)                                              (112,010)
                                                                                           ---------------
Net gain (loss)                                                                                    316,123
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       328,012
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,889   $              8,686
Net realized gain (loss)                                                     280,047                262,842
Realized gain distributions                                                  148,086                      0
Net change in unrealized appreciation (depreciation)                        (112,010)               226,190
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            328,012                497,718
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     311,100                303,230
Cost of units redeemed                                                      (518,224)              (511,869)
Account charges                                                             (263,025)              (268,181)
                                                                --------------------   --------------------
Increase (decrease)                                                         (470,149)              (476,820)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (142,137)                20,898
Net assets, beginning                                                      4,712,698              4,691,800
                                                                --------------------   --------------------
Net assets, ending                                              $          4,570,561   $          4,712,698
                                                                ====================   ====================

Units sold                                                                    25,100                 26,599
Units redeemed                                                               (61,366)               (67,807)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (36,266)               (41,208)
Units outstanding, beginning                                                 381,413                422,621
                                                                --------------------   --------------------
Units outstanding, ending                                                    345,147                381,413
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         24,825,005
Cost of units redeemed/account charges                                                          (22,754,801)
Net investment income (loss)                                                                        557,622
Net realized gain (loss)                                                                           (565,747)
Realized gain distributions                                                                         454,530
Net change in unrealized appreciation (depreciation)                                              2,053,952
                                                                                       --------------------
Net assets                                                                             $          4,570,561
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.24               345   $         4,571               N/A               7.2%
12/31/2014                       12.36               381             4,713               N/A              11.3%
12/31/2013                       11.10               423             4,692               N/A              36.3%
12/31/2012                        8.14               459             3,734               N/A              14.7%
12/31/2011                        7.10               521             3,696               N/A               0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.3%
2014                               0.2%
2013                               0.3%
2012                               0.6%
2011                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS - 922174206

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,123,927   $     1,261,568           227,071
                                                                         ===============   ===============
Receivables: investments sold                                       79
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,124,006
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,124,006           131,211   $          8.57
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        78,976
                                                                                           ---------------
Net investment income (loss)                                                                        78,976
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,617
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (120,391)
                                                                                           ---------------
Net gain (loss)                                                                                   (118,774)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (39,798)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             78,976   $             74,153
Net realized gain (loss)                                                       1,617                 11,241
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (120,391)               (69,131)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (39,798)                16,263
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      69,259                107,092
Cost of units redeemed                                                       (91,104)              (131,374)
Account charges                                                              (67,310)               (75,967)
                                                                --------------------   --------------------
Increase (decrease)                                                          (89,155)              (100,249)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (128,953)               (83,986)
Net assets, beginning                                                      1,252,959              1,336,945
                                                                --------------------   --------------------
Net assets, ending                                              $          1,124,006   $          1,252,959
                                                                ====================   ====================

Units sold                                                                     8,124                 11,821
Units redeemed                                                               (17,873)               (23,007)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,749)               (11,186)
Units outstanding, beginning                                                 140,960                152,146
                                                                --------------------   --------------------
Units outstanding, ending                                                    131,211                140,960
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,781,300
Cost of units redeemed/account charges                                                           (4,574,785)
Net investment income (loss)                                                                      1,360,021
Net realized gain (loss)                                                                           (304,889)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (137,641)
                                                                                       --------------------
Net assets                                                                             $          1,124,006
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.57               131   $         1,124               N/A              -3.6%
12/31/2014                        8.89               141             1,253               N/A               1.2%
12/31/2013                        8.79               152             1,337               N/A               5.9%
12/31/2012                        8.29               157             1,304               N/A              14.2%
12/31/2011                        7.26               185             1,341               N/A               4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               6.6%
2014                               5.7%
2013                               5.9%
2012                               5.6%
2011                               6.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FIDELITY VIP INDEX 500 PORTFOLIO INITIAL CLASS - 922175302

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,899,441   $     6,071,812            43,088
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,747)
                                                       ---------------
Net assets                                             $     8,894,694
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     8,894,694           710,526   $         12.52
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       182,114
                                                                                           ---------------
Net investment income (loss)                                                                       182,114
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           547,802
Realized gain distributions                                                                          6,356
Net change in unrealized appreciation (depreciation)                                              (594,684)
                                                                                           ---------------
Net gain (loss)                                                                                    (40,526)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       141,588
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            182,114   $            158,765
Net realized gain (loss)                                                     547,802              1,444,724
Realized gain distributions                                                    6,356                  8,808
Net change in unrealized appreciation (depreciation)                        (594,684)              (152,192)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            141,588              1,460,105
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     450,856                627,109
Cost of units redeemed                                                    (1,356,667)            (4,325,874)
Account charges                                                             (427,661)              (511,840)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,333,472)            (4,210,605)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,191,884)            (2,750,500)
Net assets, beginning                                                     10,086,578             12,837,078
                                                                --------------------   --------------------
Net assets, ending                                              $          8,894,694   $         10,086,578
                                                                ====================   ====================

Units sold                                                                    37,196                 58,492
Units redeemed                                                              (143,157)              (422,152)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (105,961)              (363,660)
Units outstanding, beginning                                                 816,487              1,180,147
                                                                --------------------   --------------------
Units outstanding, ending                                                    710,526                816,487
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         46,075,035
Cost of units redeemed/account charges                                                          (46,597,257)
Net investment income (loss)                                                                      3,160,650
Net realized gain (loss)                                                                          2,290,720
Realized gain distributions                                                                       1,137,917
Net change in unrealized appreciation (depreciation)                                              2,827,629
                                                                                       --------------------
Net assets                                                                             $          8,894,694
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.52               711   $         8,895               N/A               1.3%
12/31/2014                       12.35               816            10,087               N/A              13.6%
12/31/2013                       10.88             1,180            12,837               N/A              32.2%
12/31/2012                        8.23             1,320            10,861               N/A              15.9%
12/31/2011                        7.10             1,492            10,585               N/A               2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.9%
2014                               1.4%
2013                               1.9%
2012                               2.1%
2011                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
    FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INITIAL CLASS - 922174107

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       931,406   $       931,406           931,607
                                                                         ===============   ===============
Receivables: investments sold                                      201
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       931,607
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       931,607           625,779   $          1.49
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           281
                                                                                           ---------------
Net investment income (loss)                                                                           281
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           281
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                281   $                107
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                281                    107
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     126,479                 79,822
Cost of units redeemed                                                      (190,555)              (180,123)
Account charges                                                              (47,449)               (53,534)
                                                                --------------------   --------------------
Increase (decrease)                                                         (111,525)              (153,835)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (111,244)              (153,728)
Net assets, beginning                                                      1,042,851              1,196,579
                                                                --------------------   --------------------
Net assets, ending                                              $            931,607   $          1,042,851
                                                                ====================   ====================

Units sold                                                                    85,089                 55,701
Units redeemed                                                              (160,002)              (159,024)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (74,913)              (103,323)
Units outstanding, beginning                                                 700,692                804,015
                                                                --------------------   --------------------
Units outstanding, ending                                                    625,779                700,692
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         20,211,130
Cost of units redeemed/account charges                                                          (19,731,339)
Net investment income (loss)                                                                        450,977
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                             839
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $            931,607
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49               626   $           932               N/A               0.0%
12/31/2014                        1.49               701             1,043               N/A               0.0%
12/31/2013                        1.49               804             1,197               N/A               0.0%
12/31/2012                        1.49             1,000             1,488               N/A               0.1%
12/31/2011                        1.49               881             1,309               N/A               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.1%
2011                               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,741,139   $     1,528,369            91,249
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (103)
                                                       ---------------
Net assets                                             $     1,741,036
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,741,036           185,984   $          9.36
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        24,222
                                                                                           ---------------
Net investment income (loss)                                                                        24,222
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            90,829
Realized gain distributions                                                                          1,787
Net change in unrealized appreciation (depreciation)                                               (37,329)
                                                                                           ---------------
Net gain (loss)                                                                                     55,287
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        79,509
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,222   $             30,608
Net realized gain (loss)                                                      90,829                 43,430
Realized gain distributions                                                    1,787                    574
Net change in unrealized appreciation (depreciation)                         (37,329)              (265,147)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             79,509               (190,535)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     144,284                127,174
Cost of units redeemed                                                      (522,105)              (188,350)
Account charges                                                              (89,427)              (107,567)
                                                                --------------------   --------------------
Increase (decrease)                                                         (467,248)              (168,743)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (387,739)              (359,278)
Net assets, beginning                                                      2,128,775              2,488,053
                                                                --------------------   --------------------
Net assets, ending                                              $          1,741,036   $          2,128,775
                                                                ====================   ====================

Units sold                                                                    15,489                 13,606
Units redeemed                                                               (65,152)               (31,132)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (49,663)               (17,526)
Units outstanding, beginning                                                 235,647                253,173
                                                                --------------------   --------------------
Units outstanding, ending                                                    185,984                235,647
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         28,216,261
Cost of units redeemed/account charges                                                          (27,685,022)
Net investment income (loss)                                                                        610,353
Net realized gain (loss)                                                                           (601,997)
Realized gain distributions                                                                         988,671
Net change in unrealized appreciation (depreciation)                                                212,770
                                                                                       --------------------
Net assets                                                                             $          1,741,036
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.36               186   $         1,741               N/A               3.6%
12/31/2014                        9.03               236             2,129               N/A              -8.1%
12/31/2013                        9.83               253             2,488               N/A              30.4%
12/31/2012                        7.53               263             1,985               N/A              20.7%
12/31/2011                        6.24               279             1,743               N/A             -17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.3%
2014                               1.3%
2013                               1.4%
2012                               2.0%
2011                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FIDELITY VIP MID CAP PORTFOLIO SERVICE 2 CLASS - 922176805

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       129,261   $       138,054             4,061
                                                                         ===============   ===============
Receivables: investments sold                                       32
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       129,293
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       129,293            10,691   $         12.09
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           344
                                                                                           ---------------
Net investment income (loss)                                                                           344
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (171)
Realized gain distributions                                                                         15,995
Net change in unrealized appreciation (depreciation)                                               (18,412)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,588)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,244)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                344   $                 25
Net realized gain (loss)                                                        (171)               450,244
Realized gain distributions                                                   15,995                 24,057
Net change in unrealized appreciation (depreciation)                         (18,412)              (398,653)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,244)                75,673
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,580                 45,342
Cost of units redeemed                                                        (2,614)            (1,415,693)
Account charges                                                               (5,527)               (37,991)
                                                                --------------------   --------------------
Increase (decrease)                                                           (1,561)            (1,408,342)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,805)            (1,332,669)
Net assets, beginning                                                        133,098              1,465,767
                                                                --------------------   --------------------
Net assets, ending                                              $            129,293   $            133,098
                                                                ====================   ====================

Units sold                                                                       551                  4,079
Units redeemed                                                                  (687)              (119,676)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (136)              (115,597)
Units outstanding, beginning                                                  10,827                126,424
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,691                 10,827
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,947,051
Cost of units redeemed/account charges                                                           (2,873,161)
Net investment income (loss)                                                                         14,979
Net realized gain (loss)                                                                            722,083
Realized gain distributions                                                                         327,134
Net change in unrealized appreciation (depreciation)                                                 (8,793)
                                                                                       --------------------
Net assets                                                                             $            129,293
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.09                11   $           129               N/A              -1.6%
12/31/2014                       12.29                11               133               N/A               6.0%
12/31/2013                       11.59               126             1,466               N/A              35.9%
12/31/2012                        8.53               143             1,218               N/A              14.6%
12/31/2011                        7.45               171             1,271               N/A             -10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.3%
2014                               0.0%
2013                               0.3%
2012                               0.4%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               TEMPLETON GLOBAL BOND VIP FUND 1 CLASS - 355150707

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       264,560   $       308,279            16,190
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (6)
                                                       ---------------
Net assets                                             $       264,554
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       264,554            33,509   $          7.90
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        21,513
                                                                                           ---------------
Net investment income (loss)                                                                        21,513
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,271)
Realized gain distributions                                                                          1,354
Net change in unrealized appreciation (depreciation)                                               (29,779)
                                                                                           ---------------
Net gain (loss)                                                                                    (32,696)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (11,183)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             21,513   $             20,499
Net realized gain (loss)                                                      (4,271)                (3,697)
Realized gain distributions                                                    1,354                      0
Net change in unrealized appreciation (depreciation)                         (29,779)                (7,012)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (11,183)                 9,790
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,497                 62,410
Cost of units redeemed                                                       (53,924)              (107,708)
Account charges                                                              (11,782)               (18,138)
                                                                --------------------   --------------------
Increase (decrease)                                                          (47,209)               (63,436)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (58,392)               (53,646)
Net assets, beginning                                                        322,946                376,592
                                                                --------------------   --------------------
Net assets, ending                                              $            264,554   $            322,946
                                                                ====================   ====================

Units sold                                                                     2,275                  7,742
Units redeemed                                                                (7,993)               (15,229)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,718)                (7,487)
Units outstanding, beginning                                                  39,227                 46,714
                                                                --------------------   --------------------
Units outstanding, ending                                                     33,509                 39,227
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            660,325
Cost of units redeemed/account charges                                                             (465,648)
Net investment income (loss)                                                                        103,968
Net realized gain (loss)                                                                              1,438
Realized gain distributions                                                                           8,190
Net change in unrealized appreciation (depreciation)                                                (43,719)
                                                                                       --------------------
Net assets                                                                             $            264,554
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.90                34   $           265               N/A              -4.1%
12/31/2014                        8.23                39               323               N/A               2.1%
12/31/2013                        8.06                47               377               N/A               1.9%
12/31/2012                        7.91                38               300               N/A              15.3%
12/31/2011                        6.86                39               266               N/A              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               7.3%
2014                               5.9%
2013                               4.8%
2012                               6.4%
2011                               7.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND 1 CLASS - 355150236

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        80,999   $        90,136            11,911
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        80,999
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        80,999            12,149   $          6.67
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,845
                                                                                           ---------------
Net investment income (loss)                                                                         2,845
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (484)
Realized gain distributions                                                                            142
Net change in unrealized appreciation (depreciation)                                                (8,422)
                                                                                           ---------------
Net gain (loss)                                                                                     (8,764)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,919)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,845   $              3,291
Net realized gain (loss)                                                        (484)                 1,097
Realized gain distributions                                                      142                     92
Net change in unrealized appreciation (depreciation)                          (8,422)                  (851)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,919)                 3,629
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      20,923                 30,932
Cost of units redeemed                                                        (4,935)               (35,186)
Account charges                                                               (6,570)                (6,710)
                                                                --------------------   --------------------
Increase (decrease)                                                            9,418                (10,964)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,499                 (7,335)
Net assets, beginning                                                         77,500                 84,835
                                                                --------------------   --------------------
Net assets, ending                                              $             80,999   $             77,500
                                                                ====================   ====================

Units sold                                                                     2,872                  4,386
Units redeemed                                                                (1,659)                (5,786)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,213                 (1,400)
Units outstanding, beginning                                                  10,936                 12,336
                                                                --------------------   --------------------
Units outstanding, ending                                                     12,149                 10,936
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            165,323
Cost of units redeemed/account charges                                                             (116,147)
Net investment income (loss)                                                                         18,720
Net realized gain (loss)                                                                              8,687
Realized gain distributions                                                                          13,553
Net change in unrealized appreciation (depreciation)                                                 (9,137)
                                                                                       --------------------
Net assets                                                                             $             80,999
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.67                12   $            81               N/A              -5.9%
12/31/2014                        7.09                11                78               N/A               3.1%
12/31/2013                        6.88                12                85               N/A              24.1%
12/31/2012                        5.54                11                60               N/A              15.6%
12/31/2011                        4.79                15                70               N/A              -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               3.6%
2014                               4.1%
2013                              12.8%
2012                               2.9%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                 TEMPLETON FOREIGN VIP FUND 2 CLASS - 355150392

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,025,651   $     3,010,905           229,177
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (514)
                                                       ---------------
Net assets                                             $     3,025,137
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,025,137           377,013   $          8.02
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        96,627
                                                                                           ---------------
Net investment income (loss)                                                                        96,627
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            61,789
Realized gain distributions                                                                         98,693
Net change in unrealized appreciation (depreciation)                                              (489,143)
                                                                                           ---------------
Net gain (loss)                                                                                   (328,661)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (232,034)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             96,627   $             61,663
Net realized gain (loss)                                                      61,789                 73,834
Realized gain distributions                                                   98,693                      0
Net change in unrealized appreciation (depreciation)                        (489,143)              (528,698)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (232,034)              (393,201)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     689,549                634,212
Cost of units redeemed                                                      (340,116)              (390,124)
Account charges                                                             (176,095)              (180,723)
                                                                --------------------   --------------------
Increase (decrease)                                                          173,338                 63,365
                                                                --------------------   --------------------
Net increase (decrease)                                                      (58,696)              (329,836)
Net assets, beginning                                                      3,083,833              3,413,669
                                                                --------------------   --------------------
Net assets, ending                                              $          3,025,137   $          3,083,833
                                                                ====================   ====================

Units sold                                                                    77,839                 66,527
Units redeemed                                                               (60,205)               (60,684)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,634                  5,843
Units outstanding, beginning                                                 359,379                353,536
                                                                --------------------   --------------------
Units outstanding, ending                                                    377,013                359,379
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,602,335
Cost of units redeemed/account charges                                                           (3,548,851)
Net investment income (loss)                                                                        420,150
Net realized gain (loss)                                                                            438,064
Realized gain distributions                                                                          98,693
Net change in unrealized appreciation (depreciation)                                                 14,746
                                                                                       --------------------
Net assets                                                                             $          3,025,137
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.02               377   $         3,025               N/A              -6.5%
12/31/2014                        8.58               359             3,084               N/A             -11.1%
12/31/2013                        9.66               354             3,414               N/A              23.0%
12/31/2012                        7.85               416             3,269               N/A              18.2%
12/31/2011                        6.64               382             2,538               N/A             -10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               3.2%
2014                               1.9%
2013                               2.4%
2012                               3.2%
2011                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             FRANKLIN SMALL CAP VALUE VIP FUND 1 CLASS - 355150673

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,293,968   $     1,477,446            71,402
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (164)
                                                       ---------------
Net assets                                             $     1,293,804
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,293,804           158,963   $          8.14
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        14,012
                                                                                           ---------------
Net investment income (loss)                                                                        14,012
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,655
Realized gain distributions                                                                        222,312
Net change in unrealized appreciation (depreciation)                                              (335,525)
                                                                                           ---------------
Net gain (loss)                                                                                   (111,558)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (97,546)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,012   $             13,647
Net realized gain (loss)                                                       1,655                 16,604
Realized gain distributions                                                  222,312                118,732
Net change in unrealized appreciation (depreciation)                        (335,525)              (137,581)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (97,546)                11,402
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     154,652                258,774
Cost of units redeemed                                                      (340,848)              (188,878)
Account charges                                                              (82,669)               (90,178)
                                                                --------------------   --------------------
Increase (decrease)                                                         (268,865)               (20,282)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (366,411)                (8,880)
Net assets, beginning                                                      1,660,215              1,669,095
                                                                --------------------   --------------------
Net assets, ending                                              $          1,293,804   $          1,660,215
                                                                ====================   ====================

Units sold                                                                    18,324                 29,599
Units redeemed                                                               (48,690)               (32,293)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (30,366)                (2,694)
Units outstanding, beginning                                                 189,329                192,023
                                                                --------------------   --------------------
Units outstanding, ending                                                    158,963                189,329
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,959,552
Cost of units redeemed/account charges                                                             (882,935)
Net investment income (loss)                                                                         29,683
Net realized gain (loss)                                                                             29,056
Realized gain distributions                                                                         341,926
Net change in unrealized appreciation (depreciation)                                               (183,478)
                                                                                       --------------------
Net assets                                                                             $          1,293,804
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.14               159   $         1,294               N/A              -7.2%
12/31/2014                        8.77               189             1,660               N/A               0.9%
12/31/2013                        8.69               192             1,669               N/A              36.5%
12/31/2012                        6.37                 4                23               N/A              18.8%
12/31/2011                        5.36                 3                17               N/A              -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.9%
2014                               0.8%
2013                               0.1%
2012                               0.9%
2011                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE CLASS - 380987693

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,325,513   $     4,325,513         4,322,299
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (3,214)
                                                       ---------------
Net assets                                             $     4,322,299
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     4,322,299           864,456   $          5.00
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            12
                                                                                           ---------------
Net investment income (loss)                                                                            12
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            12
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 12   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 12                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,457,748                      0
Cost of units redeemed                                                      (119,677)                     0
Account charges                                                              (15,784)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                        4,322,287                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,322,299                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          4,322,299   $                  0
                                                                ====================   ====================

Units sold                                                                   891,550                      0
Units redeemed                                                               (27,094)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      864,456                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    864,456                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,457,748
Cost of units redeemed/account charges                                                             (135,461)
Net investment income (loss)                                                                             12
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $          4,322,299
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.00               864   $         4,322               N/A               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          INVESCO V.I. MID CAP GROWTH FUND SERIES I CLASS - 00888X591

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       105,914   $        89,172            19,686
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       105,914
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       105,914            14,181   $          7.47
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,573
Realized gain distributions                                                                          8,407
Net change in unrealized appreciation (depreciation)                                               (41,627)
                                                                                           ---------------
Net gain (loss)                                                                                      7,353
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,353
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                      40,573                  2,859
Realized gain distributions                                                    8,407                      0
Net change in unrealized appreciation (depreciation)                         (41,627)                14,308
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,353                 17,167
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,156                 12,776
Cost of units redeemed                                                      (119,303)               (11,985)
Account charges                                                               (7,726)                (9,835)
                                                                --------------------   --------------------
Increase (decrease)                                                         (118,873)                (9,044)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (111,520)                 8,123
Net assets, beginning                                                        217,434                209,311
                                                                --------------------   --------------------
Net assets, ending                                              $            105,914   $            217,434
                                                                ====================   ====================

Units sold                                                                     1,128                  1,878
Units redeemed                                                               (16,411)                (3,057)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,283)                (1,179)
Units outstanding, beginning                                                  29,464                 30,643
                                                                --------------------   --------------------
Units outstanding, ending                                                     14,181                 29,464
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,187,993
Cost of units redeemed/account charges                                                           (1,153,410)
Net investment income (loss)                                                                            777
Net realized gain (loss)                                                                             45,343
Realized gain distributions                                                                           8,469
Net change in unrealized appreciation (depreciation)                                                 16,742
                                                                                       --------------------
Net assets                                                                             $            105,914
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.47                14   $           106               N/A               1.2%
12/31/2014                        7.38                29               217               N/A               8.0%
12/31/2013                        6.83                31               209               N/A              37.0%
12/31/2012                        4.99                30               148               N/A               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.4%
2012                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            INVESCO V.I. CORE EQUITY FUND SERIES II CLASS - 008892671

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           309   $           312                 9
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $           309
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $           309                31   $         10.09
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             2
                                                                                           ---------------
Net investment income (loss)                                                                             2
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                             32
Net change in unrealized appreciation (depreciation)                                                   (57)
                                                                                           ---------------
Net gain (loss)                                                                                        (24)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (22)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  2   $                  1
Net realized gain (loss)                                                           1                      1
Realized gain distributions                                                       32                      1
Net change in unrealized appreciation (depreciation)                             (57)                    13
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (22)                    16
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          92                     85
Cost of units redeemed                                                             0                     (5)
Account charges                                                                  (27)                   (26)
                                                                --------------------   --------------------
Increase (decrease)                                                               65                     54
                                                                --------------------   --------------------
Net increase (decrease)                                                           43                     70
Net assets, beginning                                                            266                    196
                                                                --------------------   --------------------
Net assets, ending                                              $                309   $                266
                                                                ====================   ====================

Units sold                                                                         8                      8
Units redeemed                                                                    (2)                    (3)
                                                                --------------------   --------------------
Net increase (decrease)                                                            6                      5
Units outstanding, beginning                                                      25                     20
                                                                --------------------   --------------------
Units outstanding, ending                                                         31                     25
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             12,343
Cost of units redeemed/account charges                                                              (12,137)
Net investment income (loss)                                                                            101
Net realized gain (loss)                                                                                (28)
Realized gain distributions                                                                              33
Net change in unrealized appreciation (depreciation)                                                     (3)
                                                                                       --------------------
Net assets                                                                             $                309
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.09                 0   $             0               N/A              -6.0%
12/31/2014                       10.73                 0                 0               N/A               7.8%
12/31/2013                        9.95                 0                 0               N/A              28.9%
12/31/2012                        7.72                 0                 0               N/A              13.6%
12/31/2011                        6.79                 0                 0               N/A              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.7%
2014                               0.4%
2013                               1.3%
2012                               0.0%
2011                             492.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
       INVESCO V.I. INTERNATIONAL GROWTH FUND SERIES II CLASS - 008892655

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       101,041   $       107,091             3,058
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       101,041
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       101,041            10,857   $          9.31
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,376
                                                                                           ---------------
Net investment income (loss)                                                                         1,376
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,503
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (8,698)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,195)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (4,819)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,376   $              1,174
Net realized gain (loss)                                                       2,503              1,286,374
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (8,698)            (1,079,711)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,819)               207,837
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      36,237                126,005
Cost of units redeemed                                                        (9,959)            (3,868,833)
Account charges                                                               (3,718)               (91,305)
                                                                --------------------   --------------------
Increase (decrease)                                                           22,560             (3,834,133)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,741             (3,626,296)
Net assets, beginning                                                         83,300              3,709,596
                                                                --------------------   --------------------
Net assets, ending                                              $            101,041   $             83,300
                                                                ====================   ====================

Units sold                                                                     3,623                 14,893
Units redeemed                                                                (1,483)              (394,714)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,140               (379,821)
Units outstanding, beginning                                                   8,717                388,538
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,857                  8,717
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,425,859
Cost of units redeemed/account charges                                                           (6,024,491)
Net investment income (loss)                                                                        167,477
Net realized gain (loss)                                                                          1,538,246
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (6,050)
                                                                                       --------------------
Net assets                                                                             $            101,041
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.31                11   $           101               N/A              -2.6%
12/31/2014                        9.56                 9                83               N/A               0.1%
12/31/2013                        9.55               389             3,710               N/A              18.7%
12/31/2012                        8.04               420             3,378               N/A              15.3%
12/31/2011                        6.98               321             2,242               N/A              -7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.5%
2014                               0.1%
2013                               1.0%
2012                               1.5%
2011                               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        INVESCO V.I. DIVERSIFIED DIVIDEND FUND SERIES I CLASS - 00888X104

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       170,180   $       123,899             7,313
                                                                         ===============   ===============
Receivables: investments sold                                       11
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       170,191
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       170,191            20,596   $          8.26
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,955
                                                                                           ---------------
Net investment income (loss)                                                                         2,955
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            21,583
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (20,246)
                                                                                           ---------------
Net gain (loss)                                                                                      1,337
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,292
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,955   $              3,652
Net realized gain (loss)                                                      21,583                  3,663
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (20,246)                17,848
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,292                 25,163
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,151                 21,167
Cost of units redeemed                                                       (53,655)                (2,487)
Account charges                                                              (11,306)               (11,672)
                                                                --------------------   --------------------
Increase (decrease)                                                          (56,810)                 7,008
                                                                --------------------   --------------------
Net increase (decrease)                                                      (52,518)                32,171
Net assets, beginning                                                        222,709                190,538
                                                                --------------------   --------------------
Net assets, ending                                              $            170,191   $            222,709
                                                                ====================   ====================

Units sold                                                                       987                  2,820
Units redeemed                                                                (7,900)                (1,865)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,913)                   955
Units outstanding, beginning                                                  27,509                 26,554
                                                                --------------------   --------------------
Units outstanding, ending                                                     20,596                 27,509
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,208,036
Cost of units redeemed/account charges                                                           (1,130,253)
Net investment income (loss)                                                                         14,039
Net realized gain (loss)                                                                             32,088
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 46,281
                                                                                       --------------------
Net assets                                                                             $            170,191
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.26                21   $           170               N/A               2.1%
12/31/2014                        8.10                28               223               N/A              12.8%
12/31/2013                        7.18                27               191               N/A              31.0%
12/31/2012                        5.48                28               153               N/A              18.7%
12/31/2011                        4.61                36               165               N/A              -7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.5%
2014                               1.8%
2013                               2.4%
2012                               2.1%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I CLASS - 008892416

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       591,316   $       470,113            18,624
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       591,316
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       591,316            42,403   $         13.95
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           121,266
Realized gain distributions                                                                         54,110
Net change in unrealized appreciation (depreciation)                                              (154,568)
                                                                                           ---------------
Net gain (loss)                                                                                     20,808
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        20,808
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                     121,266                 35,904
Realized gain distributions                                                   54,110                 23,292
Net change in unrealized appreciation (depreciation)                        (154,568)                55,562
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             20,808                114,758
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     134,650                 99,240
Cost of units redeemed                                                      (241,078)               (69,144)
Account charges                                                              (37,260)               (26,303)
                                                                --------------------   --------------------
Increase (decrease)                                                         (143,688)                 3,793
                                                                --------------------   --------------------
Net increase (decrease)                                                     (122,880)               118,551
Net assets, beginning                                                        714,196                595,645
                                                                --------------------   --------------------
Net assets, ending                                              $            591,316   $            714,196
                                                                ====================   ====================

Units sold                                                                     9,284                  7,874
Units redeemed                                                               (19,716)                (7,771)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,432)                   103
Units outstanding, beginning                                                  52,835                 52,732
                                                                --------------------   --------------------
Units outstanding, ending                                                     42,403                 52,835
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          6,652,267
Cost of units redeemed/account charges                                                           (6,579,902)
Net investment income (loss)                                                                          4,677
Net realized gain (loss)                                                                            221,235
Realized gain distributions                                                                         171,836
Net change in unrealized appreciation (depreciation)                                                121,203
                                                                                       --------------------
Net assets                                                                             $            591,316
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.95                42   $           591               N/A               3.2%
12/31/2014                       13.52                53               714               N/A              19.7%
12/31/2013                       11.30                53               596               N/A              40.5%
12/31/2012                        8.04                58               464               N/A              20.9%
12/31/2011                        6.65                59               395               N/A               3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.7%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         INVESCO V.I. GLOBAL REAL ESTATE FUND SERIES I CLASS - 008892523

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,137,241   $     2,885,344           191,730
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (530)
                                                       ---------------
Net assets                                             $     3,136,711
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,136,711           524,887   $          5.98
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       111,630
                                                                                           ---------------
Net investment income (loss)                                                                       111,630
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            83,900
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (242,567)
                                                                                           ---------------
Net gain (loss)                                                                                   (158,667)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (47,037)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            111,630   $             52,740
Net realized gain (loss)                                                      83,900                 51,378
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (242,567)               198,722
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (47,037)               302,840
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     288,490              1,568,808
Cost of units redeemed                                                      (323,791)              (179,186)
Account charges                                                             (184,350)              (152,020)
                                                                --------------------   --------------------
Increase (decrease)                                                         (219,651)             1,237,602
                                                                --------------------   --------------------
Net increase (decrease)                                                     (266,688)             1,540,442
Net assets, beginning                                                      3,403,399              1,862,957
                                                                --------------------   --------------------
Net assets, ending                                              $          3,136,711   $          3,403,399
                                                                ====================   ====================

Units sold                                                                    48,725                270,211
Units redeemed                                                               (84,924)               (61,155)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (36,199)               209,056
Units outstanding, beginning                                                 561,086                352,030
                                                                --------------------   --------------------
Units outstanding, ending                                                    524,887                561,086
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,212,179
Cost of units redeemed/account charges                                                           (2,864,348)
Net investment income (loss)                                                                        497,907
Net realized gain (loss)                                                                            (97,110)
Realized gain distributions                                                                         136,186
Net change in unrealized appreciation (depreciation)                                                251,897
                                                                                       --------------------
Net assets                                                                             $          3,136,711
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.98               525   $         3,137               N/A              -1.5%
12/31/2014                        6.07               561             3,403               N/A              14.6%
12/31/2013                        5.29               352             1,863               N/A               2.7%
12/31/2012                        5.15               380             1,959               N/A              28.1%
12/31/2011                        4.02               418             1,681               N/A              -6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               3.4%
2014                               2.0%
2013                               4.1%
2012                               0.6%
2011                               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             INVESCO V.I. HIGH YIELD FUND SERIES I CLASS - 008892846

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,065,300   $     1,177,606           210,507
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (133)
                                                       ---------------
Net assets                                             $     1,065,167
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,065,167           105,847   $         10.06
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        60,773
                                                                                           ---------------
Net investment income (loss)                                                                        60,773
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,080
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (112,372)
                                                                                           ---------------
Net gain (loss)                                                                                    (83,292)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (22,519)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             60,773   $             66,763
Net realized gain (loss)                                                      29,080                 14,288
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (112,372)               (74,116)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (22,519)                 6,935
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     103,074                736,321
Cost of units redeemed                                                      (506,183)              (261,500)
Account charges                                                              (64,979)               (65,893)
                                                                --------------------   --------------------
Increase (decrease)                                                         (468,088)               408,928
                                                                --------------------   --------------------
Net increase (decrease)                                                     (490,607)               415,863
Net assets, beginning                                                      1,555,774              1,139,911
                                                                --------------------   --------------------
Net assets, ending                                              $          1,065,167   $          1,555,774
                                                                ====================   ====================

Units sold                                                                    10,169                 81,050
Units redeemed                                                               (54,027)               (42,928)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (43,858)                38,122
Units outstanding, beginning                                                 149,704                111,582
                                                                --------------------   --------------------
Units outstanding, ending                                                    105,846                149,704
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,770,127
Cost of units redeemed/account charges                                                           (5,366,989)
Net investment income (loss)                                                                        857,885
Net realized gain (loss)                                                                            (83,550)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (112,306)
                                                                                       --------------------
Net assets                                                                             $          1,065,167
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.06               106   $         1,065               N/A              -3.2%
12/31/2014                       10.39               150             1,556               N/A               1.7%
12/31/2013                       10.22               112             1,140               N/A               7.0%
12/31/2012                        9.55               119             1,133               N/A              17.2%
12/31/2011                        8.15               129             1,049               N/A               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               4.6%
2014                               5.0%
2013                               6.0%
2012                               3.9%
2011                               7.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         INVESCO V.I. MANAGED VOLATILITY FUND SERIES I CLASS - 008892259

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       594,906   $       767,278            52,270
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (64)
                                                       ---------------
Net assets                                             $       594,842
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       594,842            49,503   $         12.02
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,784
                                                                                           ---------------
Net investment income (loss)                                                                         8,784
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,841
Realized gain distributions                                                                        218,921
Net change in unrealized appreciation (depreciation)                                              (253,010)
                                                                                           ---------------
Net gain (loss)                                                                                    (21,248)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (12,464)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*    DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,784   $             17,858
Net realized gain (loss)                                                      12,841                 11,282
Realized gain distributions                                                  218,921                 29,208
Net change in unrealized appreciation (depreciation)                        (253,010)                52,541
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (12,464)               110,889
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      68,751                114,523
Cost of units redeemed                                                      (106,733)               (49,854)
Account charges                                                              (32,349)               (38,622)
                                                                --------------------   --------------------
Increase (decrease)                                                          (70,331)                26,047
                                                                --------------------   --------------------
Net increase (decrease)                                                      (82,795)               136,936
Net assets, beginning                                                        677,637                540,701
                                                                --------------------   --------------------
Net assets, ending                                              $            594,842   $            677,637
                                                                ====================   ====================

Units sold                                                                     5,728                  9,672
Units redeemed                                                               (11,404)                (7,578)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,676)                 2,094
Units outstanding, beginning                                                  55,179                 53,085
                                                                --------------------   --------------------
Units outstanding, ending                                                     49,503                 55,179
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,345,528
Cost of units redeemed/account charges                                                           (3,146,054)
Net investment income (loss)                                                                        173,962
Net realized gain (loss)                                                                              1,423
Realized gain distributions                                                                         392,355
Net change in unrealized appreciation (depreciation)                                               (172,372)
                                                                                       --------------------
Net assets                                                                             $            594,842
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.02                50   $           595               N/A              -2.2%
12/31/2014                       12.28                55               678               N/A              20.6%
12/31/2013                       10.19                53               541               N/A              10.8%
12/31/2012                        9.20                52               475               N/A               3.6%
12/31/2011                        8.88                57               503               N/A              16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.4%
2014                               2.9%
2013                               3.1%
2012                               3.2%
2011                               3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
       JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,980,949   $     6,129,959           512,421
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (994)
                                                       ---------------
Net assets                                             $     5,979,955
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     5,979,955           476,775   $         12.54
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       143,876
                                                                                           ---------------
Net investment income (loss)                                                                       143,876
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,696
Realized gain distributions                                                                         29,186
Net change in unrealized appreciation (depreciation)                                              (157,338)
                                                                                           ---------------
Net gain (loss)                                                                                   (125,456)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        18,420
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            143,876   $            251,376
Net realized gain (loss)                                                       2,696                 14,883
Realized gain distributions                                                   29,186                      0
Net change in unrealized appreciation (depreciation)                        (157,338)               102,085
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,420                368,344
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     426,016                506,370
Cost of units redeemed                                                      (617,623)            (1,974,266)
Account charges                                                             (336,293)              (373,876)
                                                                --------------------   --------------------
Increase (decrease)                                                         (527,900)            (1,841,772)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (509,480)            (1,473,428)
Net assets, beginning                                                      6,489,435              7,962,863
                                                                --------------------   --------------------
Net assets, ending                                              $          5,979,955   $          6,489,435
                                                                ====================   ====================

Units sold                                                                    35,321                 43,393
Units redeemed                                                               (77,097)              (192,533)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,776)              (149,140)
Units outstanding, beginning                                                 518,551                667,691
                                                                --------------------   --------------------
Units outstanding, ending                                                    476,775                518,551
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         23,384,273
Cost of units redeemed/account charges                                                          (22,021,512)
Net investment income (loss)                                                                      3,875,570
Net realized gain (loss)                                                                            272,078
Realized gain distributions                                                                         618,556
Net change in unrealized appreciation (depreciation)                                               (149,010)
                                                                                       --------------------
Net assets                                                                             $          5,979,955
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.54               477   $         5,980               N/A               0.2%
12/31/2014                       12.51               519             6,489               N/A               4.9%
12/31/2013                       11.93               668             7,963               N/A              -0.1%
12/31/2012                       11.94               669             7,995               N/A               8.3%
12/31/2011                       11.02               761             8,384               N/A               6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.3%
2014                               3.5%
2013                               4.2%
2012                               3.7%
2011                               7.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           JANUS ASPEN FORTY PORTFOLIO INSTITUTIONAL CLASS - 471021865

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        48,886   $        52,281             1,344
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        48,886
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        48,886             6,146   $          7.95
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           538
                                                                                           ---------------
Net investment income (loss)                                                                           538
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               125
Realized gain distributions                                                                          8,423
Net change in unrealized appreciation (depreciation)                                                (5,091)
                                                                                           ---------------
Net gain (loss)                                                                                      3,457
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,995
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                538   $                 40
Net realized gain (loss)                                                         125                    342
Realized gain distributions                                                    8,423                  7,566
Net change in unrealized appreciation (depreciation)                          (5,091)                (5,698)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,995                  2,250
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      20,425                  3,647
Cost of units redeemed                                                          (457)                  (458)
Account charges                                                               (3,084)                (1,749)
                                                                --------------------   --------------------
Increase (decrease)                                                           16,884                  1,440
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,879                  3,690
Net assets, beginning                                                         28,007                 24,317
                                                                --------------------   --------------------
Net assets, ending                                              $             48,886   $             28,007
                                                                ====================   ====================

Units sold                                                                     2,653                    557
Units redeemed                                                                  (458)                  (336)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,195                    221
Units outstanding, beginning                                                   3,951                  3,730
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,146                  3,951
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            101,877
Cost of units redeemed/account charges                                                              (79,066)
Net investment income (loss)                                                                          1,416
Net realized gain (loss)                                                                             12,065
Realized gain distributions                                                                          15,989
Net change in unrealized appreciation (depreciation)                                                 (3,395)
                                                                                       --------------------
Net assets                                                                             $             48,886
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.95                 6   $            49               N/A              12.2%
12/31/2014                        7.09                 4                28               N/A               8.7%
12/31/2013                        6.52                 4                24               N/A              31.2%
12/31/2012                        4.97                 8                37               N/A              24.2%
12/31/2011                        4.00                10                39               N/A              -6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.4%
2014                               0.2%
2013                               0.8%
2012                               0.7%
2011                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
      JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,040,381   $     2,143,414            75,554
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (80)
                                                       ---------------
Net assets                                             $     3,040,301
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,040,301           375,409   $          8.10
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        21,652
                                                                                           ---------------
Net investment income (loss)                                                                        21,652
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           144,732
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (225,483)
                                                                                           ---------------
Net gain (loss)                                                                                    (80,751)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (59,099)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             21,652   $             37,501
Net realized gain (loss)                                                     144,732                117,568
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (225,483)                95,741
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (59,099)               250,810
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     218,115                198,729
Cost of units redeemed                                                      (356,304)              (341,996)
Account charges                                                             (191,660)              (193,757)
                                                                --------------------   --------------------
Increase (decrease)                                                         (329,849)              (337,024)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (388,948)               (86,214)
Net assets, beginning                                                      3,429,249              3,515,463
                                                                --------------------   --------------------
Net assets, ending                                              $          3,040,301   $          3,429,249
                                                                ====================   ====================

Units sold                                                                    26,909                 25,082
Units redeemed                                                               (65,254)               (67,058)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (38,345)               (41,976)
Units outstanding, beginning                                                 413,754                455,730
                                                                --------------------   --------------------
Units outstanding, ending                                                    375,409                413,754
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         17,218,007
Cost of units redeemed/account charges                                                          (15,000,327)
Net investment income (loss)                                                                        669,885
Net realized gain (loss)                                                                           (744,231)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                896,967
                                                                                       --------------------
Net assets                                                                             $          3,040,301
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.10               375   $         3,040               N/A              -2.3%
12/31/2014                        8.29               414             3,429               N/A               7.4%
12/31/2013                        7.71               456             3,515               N/A              28.4%
12/31/2012                        6.01               503             3,019               N/A              20.1%
12/31/2011                        5.00               554             2,770               N/A             -13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.7%
2014                               1.1%
2013                               1.2%
2012                               0.9%
2011                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          JANUS ASPEN OVERSEAS PORTFOLIO SERVICE CLASS - 471021667

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        55,132   $        69,246             1,985
                                                                         ===============   ===============
Receivables: investments sold                                      131
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        55,263
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        55,263             8,753   $          6.31
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           316
                                                                                           ---------------
Net investment income (loss)                                                                           316
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (6,503)
Realized gain distributions                                                                          1,818
Net change in unrealized appreciation (depreciation)                                                   489
                                                                                           ---------------
Net gain (loss)                                                                                     (4,196)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,880)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                316   $              2,417
Net realized gain (loss)                                                      (6,503)                   418
Realized gain distributions                                                    1,818                  2,976
Net change in unrealized appreciation (depreciation)                             489                (18,202)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,880)               (12,391)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      19,903                 80,881
Cost of units redeemed                                                       (12,417)                  (477)
Account charges                                                              (23,500)               (25,393)
                                                                --------------------   --------------------
Increase (decrease)                                                          (16,014)                55,011
                                                                --------------------   --------------------
Net increase (decrease)                                                      (19,894)                42,620
Net assets, beginning                                                         75,157                 32,537
                                                                --------------------   --------------------
Net assets, ending                                              $             55,263   $             75,157
                                                                ====================   ====================

Units sold                                                                     2,967                 10,079
Units redeemed                                                                (5,070)                (3,354)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,103)                 6,725
Units outstanding, beginning                                                  10,856                  4,131
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,753                 10,856
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            278,202
Cost of units redeemed/account charges                                                             (205,306)
Net investment income (loss)                                                                          4,523
Net realized gain (loss)                                                                            (18,900)
Realized gain distributions                                                                          10,858
Net change in unrealized appreciation (depreciation)                                                (14,114)
                                                                                       --------------------
Net assets                                                                             $             55,263
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.31                 9   $            55               N/A              -8.8%
12/31/2014                        6.92                11                75               N/A             -12.1%
12/31/2013                        7.88                 4                33               N/A              14.3%
12/31/2012                        6.89                 6                40               N/A              13.2%
12/31/2011                        6.09                10                64               N/A             -32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.5%
2014                               4.5%
2013                               2.8%
2012                               0.5%
2011                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        31,166   $        35,045             1,967
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        31,166
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        31,166             3,114   $         10.01
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           363
                                                                                           ---------------
Net investment income (loss)                                                                           363
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               558
Realized gain distributions                                                                          3,463
Net change in unrealized appreciation (depreciation)                                                (5,705)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,684)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,321)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                363   $                770
Net realized gain (loss)                                                         558                  1,101
Realized gain distributions                                                    3,463                  1,573
Net change in unrealized appreciation (depreciation)                          (5,705)                (1,456)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,321)                 1,988
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,628                 29,477
Cost of units redeemed                                                          (590)                     0
Account charges                                                              (11,332)               (13,807)
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,294)                15,670
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,615)                17,658
Net assets, beginning                                                         38,781                 21,123
                                                                --------------------   --------------------
Net assets, ending                                              $             31,166   $             38,781
                                                                ====================   ====================

Units sold                                                                       552                  2,906
Units redeemed                                                                (1,169)                (1,379)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (617)                 1,527
Units outstanding, beginning                                                   3,731                  2,204
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,114                  3,731
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             72,843
Cost of units redeemed/account charges                                                              (48,579)
Net investment income (loss)                                                                          1,589
Net realized gain (loss)                                                                              2,594
Realized gain distributions                                                                           6,598
Net change in unrealized appreciation (depreciation)                                                 (3,879)
                                                                                       --------------------
Net assets                                                                             $             31,166
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.01                 3   $            31               N/A              -3.7%
12/31/2014                       10.39                 4                39               N/A               8.4%
12/31/2013                        9.58                 2                21               N/A              25.8%
12/31/2012                        7.62                 2                17               N/A              10.8%
12/31/2011                        6.88                 3                18               N/A              -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.0%
2014                               2.6%
2013                               1.1%
2012                               0.9%
2011                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
     NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO SERVICE CLASS - 641222856

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       221,506   $       232,760            10,381
                                                                         ===============   ===============
Receivables: investments sold                                      136
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       221,642
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       221,642            16,801   $         13.19
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (6,159)
Realized gain distributions                                                                          4,483
Net change in unrealized appreciation (depreciation)                                                (3,596)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,272)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,272)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                      (6,159)                 3,015
Realized gain distributions                                                    4,483                 26,161
Net change in unrealized appreciation (depreciation)                          (3,596)               (25,084)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,272)                 4,092
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     192,765                 15,312
Cost of units redeemed                                                       (20,566)               (20,749)
Account charges                                                               (6,433)                (6,693)
                                                                --------------------   --------------------
Increase (decrease)                                                          165,766                (12,130)
                                                                --------------------   --------------------
Net increase (decrease)                                                      160,494                 (8,038)
Net assets, beginning                                                         61,148                 69,186
                                                                --------------------   --------------------
Net assets, ending                                              $            221,642   $             61,148
                                                                ====================   ====================

Units sold                                                                    14,095                  1,282
Units redeemed                                                                (1,975)                (2,285)
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,120                 (1,003)
Units outstanding, beginning                                                   4,681                  5,684
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,801                  4,681
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            467,337
Cost of units redeemed/account charges                                                             (305,597)
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                             40,512
Realized gain distributions                                                                          30,644
Net change in unrealized appreciation (depreciation)                                                (11,254)
                                                                                       --------------------
Net assets                                                                             $            221,642
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.19                17   $           222               N/A               1.0%
12/31/2014                       13.06                 5                61               N/A               7.3%
12/31/2013                       12.17                 6                69               N/A              32.3%
12/31/2012                        9.20                23               211               N/A              12.1%
12/31/2011                        8.21                22               182               N/A               0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
     NEUBERGER BERMAN MID CAP INTRINSIC VALUE PORTFOLIO I CLASS - 641222708

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       460,543   $       400,730            29,072
                                                                         ===============   ===============
Receivables: investments sold                                      249
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       460,792
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       460,792            28,846   $         15.97
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,947
                                                                                           ---------------
Net investment income (loss)                                                                         3,947
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,432
Realized gain distributions                                                                         11,762
Net change in unrealized appreciation (depreciation)                                               (67,164)
                                                                                           ---------------
Net gain (loss)                                                                                    (45,970)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (42,023)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,947   $              5,220
Net realized gain (loss)                                                       9,432                  8,257
Realized gain distributions                                                   11,762                 13,828
Net change in unrealized appreciation (depreciation)                         (67,164)                36,862
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (42,023)                64,167
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      31,475                 17,761
Cost of units redeemed                                                       (25,151)               (25,922)
Account charges                                                              (20,759)               (20,061)
                                                                --------------------   --------------------
Increase (decrease)                                                          (14,435)               (28,222)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (56,458)                35,945
Net assets, beginning                                                        517,250                481,305
                                                                --------------------   --------------------
Net assets, ending                                              $            460,792   $            517,250
                                                                ====================   ====================

Units sold                                                                     1,806                  1,105
Units redeemed                                                                (2,641)                (2,863)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (835)                (1,758)
Units outstanding, beginning                                                  29,681                 31,439
                                                                --------------------   --------------------
Units outstanding, ending                                                     28,846                 29,681
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,898,525
Cost of units redeemed/account charges                                                           (2,904,969)
Net investment income (loss)                                                                         46,435
Net realized gain (loss)                                                                             78,417
Realized gain distributions                                                                         282,571
Net change in unrealized appreciation (depreciation)                                                 59,813
                                                                                       --------------------
Net assets                                                                             $            460,792
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         15.97                29   $           461               N/A              -8.3%
12/31/2014                       17.43                30               517               N/A              13.8%
12/31/2013                       15.31                31               481               N/A              37.1%
12/31/2012                       11.17                37               408               N/A              15.5%
12/31/2011                        9.67                45               433               N/A              -6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.8%
2014                               1.0%
2013                               1.2%
2012                               0.6%
2011                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
       NEUBERGER BERMAN SHORT DURATION BOND PORTFOLIO I CLASS - 007575301

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       241,131   $       252,918            22,921
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       241,131
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       241,131            38,927   $          6.19
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,475
                                                                                           ---------------
Net investment income (loss)                                                                         3,475
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (899)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (2,118)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,017)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           458
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,475   $              3,865
Net realized gain (loss)                                                        (899)                  (355)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (2,118)                (2,147)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                458                  1,363
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      27,444                 23,009
Cost of units redeemed                                                       (12,124)                (2,046)
Account charges                                                              (11,531)               (10,464)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,789                 10,499
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,247                 11,862
Net assets, beginning                                                        236,884                225,022
                                                                --------------------   --------------------
Net assets, ending                                              $            241,131   $            236,884
                                                                ====================   ====================

Units sold                                                                     4,437                  3,737
Units redeemed                                                                (3,822)                (2,040)
                                                                --------------------   --------------------
Net increase (decrease)                                                          615                  1,697
Units outstanding, beginning                                                  38,312                 36,615
                                                                --------------------   --------------------
Units outstanding, ending                                                     38,927                 38,312
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          7,331,300
Cost of units redeemed/account charges                                                           (7,268,345)
Net investment income (loss)                                                                        347,719
Net realized gain (loss)                                                                           (157,756)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (11,787)
                                                                                       --------------------
Net assets                                                                             $            241,131
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.19                39   $           241               N/A               0.2%
12/31/2014                        6.18                38               237               N/A               0.6%
12/31/2013                        6.15                37               225               N/A               0.6%
12/31/2012                        6.11                40               247               N/A               4.6%
12/31/2011                        5.84                56               324               N/A               0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.5%
2014                               1.7%
2013                               2.1%
2012                               3.5%
2011                               5.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             ONEAMERICA ASSET DIRECTOR PORTFOLIO O CLASS - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,674,132   $     7,438,947           426,643
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (524)
                                                       ---------------
Net assets                                             $     7,673,608
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     7,673,608           473,144   $         16.22
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       146,306
                                                                                           ---------------
Net investment income (loss)                                                                       146,306
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           168,937
Realized gain distributions                                                                        349,653
Net change in unrealized appreciation (depreciation)                                              (873,035)
                                                                                           ---------------
Net gain (loss)                                                                                   (354,445)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (208,139)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            146,306   $            150,388
Net realized gain (loss)                                                     168,937                184,025
Realized gain distributions                                                  349,653                792,414
Net change in unrealized appreciation (depreciation)                        (873,035)              (421,475)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (208,139)               705,352
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     666,000                438,672
Cost of units redeemed                                                      (915,350)              (780,550)
Account charges                                                             (311,921)              (320,803)
                                                                --------------------   --------------------
Increase (decrease)                                                         (561,271)              (662,681)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (769,410)                42,671
Net assets, beginning                                                      8,443,018              8,400,347
                                                                --------------------   --------------------
Net assets, ending                                              $          7,673,608   $          8,443,018
                                                                ====================   ====================

Units sold                                                                    40,879                 28,574
Units redeemed                                                               (73,983)               (70,570)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (33,104)               (41,996)
Units outstanding, beginning                                                 506,248                548,244
                                                                --------------------   --------------------
Units outstanding, ending                                                    473,144                506,248
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         30,741,614
Cost of units redeemed/account charges                                                          (29,776,875)
Net investment income (loss)                                                                      2,382,574
Net realized gain (loss)                                                                            975,251
Realized gain distributions                                                                       3,115,859
Net change in unrealized appreciation (depreciation)                                                235,185
                                                                                       --------------------
Net assets                                                                             $          7,673,608
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         16.22               473   $         7,674               N/A              -2.8%
12/31/2014                       16.68               506             8,443               N/A               8.8%
12/31/2013                       15.32               548             8,400               N/A              18.3%
12/31/2012                       12.95               595             7,702               N/A              10.4%
12/31/2011                       11.74               655             7,686               N/A               0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.8%
2014                               1.8%
2013                               1.8%
2012                               2.2%
2011                               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO O CLASS - 682444880

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,306,211   $     4,450,920           400,218
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (259)
                                                       ---------------
Net assets                                             $     4,305,952
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     4,305,952           366,375   $         11.75
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       116,801
                                                                                           ---------------
Net investment income (loss)                                                                       116,801
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,631
Realized gain distributions                                                                         18,581
Net change in unrealized appreciation (depreciation)                                              (123,718)
                                                                                           ---------------
Net gain (loss)                                                                                   (103,506)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        13,295
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            116,801   $            129,838
Net realized gain (loss)                                                       1,631                  6,611
Realized gain distributions                                                   18,581                 18,454
Net change in unrealized appreciation (depreciation)                        (123,718)               123,409
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,295                278,312
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     280,696                307,741
Cost of units redeemed                                                      (517,797)              (947,868)
Account charges                                                             (202,428)              (223,972)
                                                                --------------------   --------------------
Increase (decrease)                                                         (439,529)              (864,099)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (426,234)              (585,787)
Net assets, beginning                                                      4,732,186              5,317,973
                                                                --------------------   --------------------
Net assets, ending                                              $          4,305,952   $          4,732,186
                                                                ====================   ====================

Units sold                                                                    25,172                 30,438
Units redeemed                                                               (62,281)              (105,441)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (37,109)               (75,003)
Units outstanding, beginning                                                 403,483                478,486
                                                                --------------------   --------------------
Units outstanding, ending                                                    366,374                403,483
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         19,709,981
Cost of units redeemed/account charges                                                          (18,430,497)
Net investment income (loss)                                                                      2,684,768
Net realized gain (loss)                                                                            131,712
Realized gain distributions                                                                         354,697
Net change in unrealized appreciation (depreciation)                                               (144,709)
                                                                                       --------------------
Net assets                                                                             $          4,305,952
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.75               366   $         4,306               N/A               0.2%
12/31/2014                       11.73               403             4,732               N/A               5.5%
12/31/2013                       11.11               478             5,318               N/A              -2.2%
12/31/2012                       11.37               500             5,682               N/A               4.2%
12/31/2011                       10.91               534             5,830               N/A               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.6%
2014                               2.6%
2013                               2.8%
2012                               2.9%
2011                               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                 ONEAMERICA VALUE PORTFOLIO O CLASS - 682444708

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,837,513   $     8,175,163           351,820
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     7,837,513
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     7,837,513           462,915   $         16.93
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       145,715
                                                                                           ---------------
Net investment income (loss)                                                                       145,715
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           353,324
Realized gain distributions                                                                        778,136
Net change in unrealized appreciation (depreciation)                                            (1,762,582)
                                                                                           ---------------
Net gain (loss)                                                                                   (631,122)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (485,407)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            145,715   $            164,702
Net realized gain (loss)                                                     353,324                336,297
Realized gain distributions                                                  778,136              1,390,579
Net change in unrealized appreciation (depreciation)                      (1,762,582)              (823,856)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (485,407)             1,067,722
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     434,810                617,171
Cost of units redeemed                                                    (2,019,184)            (1,407,546)
Account charges                                                             (409,475)              (452,287)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,993,849)            (1,242,662)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,479,256)              (174,940)
Net assets, beginning                                                     10,316,769             10,491,709
                                                                --------------------   --------------------
Net assets, ending                                              $          7,837,513   $         10,316,769
                                                                ====================   ====================

Units sold                                                                    25,367                 37,449
Units redeemed                                                              (136,859)              (112,420)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (111,492)               (74,971)
Units outstanding, beginning                                                 574,407                649,378
                                                                --------------------   --------------------
Units outstanding, ending                                                    462,915                574,407
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         39,941,300
Cost of units redeemed/account charges                                                          (39,727,312)
Net investment income (loss)                                                                      1,938,392
Net realized gain (loss)                                                                            889,561
Realized gain distributions                                                                       5,133,222
Net change in unrealized appreciation (depreciation)                                               (337,650)
                                                                                       --------------------
Net assets                                                                             $          7,837,513
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         16.93               463   $         7,838               N/A              -5.7%
12/31/2014                       17.96               574            10,317               N/A              11.2%
12/31/2013                       16.16               649            10,492               N/A              32.3%
12/31/2012                       12.21               688             8,407               N/A              13.3%
12/31/2011                       10.77               750             8,080               N/A              -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.6%
2014                               1.6%
2013                               1.6%
2012                               1.9%
2011                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           PIONEER EMERGING MARKETS VCT PORTFOLIO I CLASS - 724027867

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        46,457   $        69,036             3,045
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (7)
                                                       ---------------
Net assets                                             $        46,450
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        46,450            16,467   $          2.82
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,948
                                                                                           ---------------
Net investment income (loss)                                                                         2,948
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (10,470)
Realized gain distributions                                                                          9,958
Net change in unrealized appreciation (depreciation)                                               (10,736)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,248)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (8,300)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,948   $              7,108
Net realized gain (loss)                                                     (10,470)                68,331
Realized gain distributions                                                    9,958                  5,673
Net change in unrealized appreciation (depreciation)                         (10,736)               (31,349)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (8,300)                49,763
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      20,281                 76,934
Cost of units redeemed                                                       (21,894)            (1,034,360)
Account charges                                                              (19,910)               (44,725)
                                                                --------------------   --------------------
Increase (decrease)                                                          (21,523)            (1,002,151)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (29,823)              (952,388)
Net assets, beginning                                                         76,273              1,028,661
                                                                --------------------   --------------------
Net assets, ending                                              $             46,450   $             76,273
                                                                ====================   ====================

Units sold                                                                     6,216                 20,971
Units redeemed                                                               (12,636)              (267,997)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,420)              (247,026)
Units outstanding, beginning                                                  22,887                269,913
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,467                 22,887
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,204,118
Cost of units redeemed/account charges                                                           (2,169,160)
Net investment income (loss)                                                                         42,729
Net realized gain (loss)                                                                            (53,356)
Realized gain distributions                                                                          44,698
Net change in unrealized appreciation (depreciation)                                                (22,579)
                                                                                       --------------------
Net assets                                                                             $             46,450
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.82                16   $            46               N/A             -15.4%
12/31/2014                        3.33                23                76               N/A             -12.6%
12/31/2013                        3.81               270             1,029               N/A              -2.0%
12/31/2012                        3.89               250               974               N/A              12.0%
12/31/2011                        3.47               225               780               N/A             -23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               4.8%
2014                               1.3%
2013                               1.2%
2012                               0.6%
2011                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       556,322   $       659,233            28,167
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (20)
                                                       ---------------
Net assets                                             $       556,302
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       556,302            72,394   $          7.68
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         6,217
                                                                                           ---------------
Net investment income (loss)                                                                         6,217
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            26,524
Realized gain distributions                                                                        148,619
Net change in unrealized appreciation (depreciation)                                              (179,918)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,775)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,442
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,217   $             24,860
Net realized gain (loss)                                                      26,524                581,390
Realized gain distributions                                                  148,619                256,763
Net change in unrealized appreciation (depreciation)                        (179,918)              (594,690)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,442                268,323
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      25,694                117,871
Cost of units redeemed                                                      (129,778)            (3,246,842)
Account charges                                                              (29,711)              (104,785)
                                                                --------------------   --------------------
Increase (decrease)                                                         (133,795)            (3,233,756)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (132,353)            (2,965,433)
Net assets, beginning                                                        688,655              3,654,088
                                                                --------------------   --------------------
Net assets, ending                                              $            556,302   $            688,655
                                                                ====================   ====================

Units sold                                                                     3,416                 19,943
Units redeemed                                                               (20,585)              (458,041)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,169)              (438,098)
Units outstanding, beginning                                                  89,563                527,661
                                                                --------------------   --------------------
Units outstanding, ending                                                     72,394                 89,563
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         13,361,615
Cost of units redeemed/account charges                                                          (14,522,647)
Net investment income (loss)                                                                        486,222
Net realized gain (loss)                                                                            228,720
Realized gain distributions                                                                       1,105,303
Net change in unrealized appreciation (depreciation)                                               (102,911)
                                                                                       --------------------
Net assets                                                                             $            556,302
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.68                72   $           556               N/A              -0.1%
12/31/2014                        7.69                90               689               N/A              11.0%
12/31/2013                        6.93               528             3,654               N/A              33.3%
12/31/2012                        5.20               731             3,796               N/A              10.2%
12/31/2011                        4.71             1,035             4,878               N/A              -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.0%
2014                               1.1%
2013                               1.2%
2012                               1.5%
2011                               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO I CLASS - 724027230

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,765,772   $     1,664,588            67,624
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (105)
                                                       ---------------
Net assets                                             $     1,765,667
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,765,667           125,196   $         14.10
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            34,024
Realized gain distributions                                                                        209,997
Net change in unrealized appreciation (depreciation)                                              (209,505)
                                                                                           ---------------
Net gain (loss)                                                                                     34,516
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        34,516
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                      34,024                 35,104
Realized gain distributions                                                  209,997                375,211
Net change in unrealized appreciation (depreciation)                        (209,505)              (241,593)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             34,516                168,722
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      69,241                121,998
Cost of units redeemed                                                      (164,199)              (150,396)
Account charges                                                              (75,185)               (74,773)
                                                                --------------------   --------------------
Increase (decrease)                                                         (170,143)              (103,171)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (135,627)                65,551
Net assets, beginning                                                      1,901,294              1,835,743
                                                                --------------------   --------------------
Net assets, ending                                              $          1,765,667   $          1,901,294
                                                                ====================   ====================

Units sold                                                                     5,028                  9,318
Units redeemed                                                               (16,841)               (17,069)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,813)                (7,751)
Units outstanding, beginning                                                 137,009                144,760
                                                                --------------------   --------------------
Units outstanding, ending                                                    125,196                137,009
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          5,609,125
Cost of units redeemed/account charges                                                           (5,480,418)
Net investment income (loss)                                                                         79,300
Net realized gain (loss)                                                                            329,271
Realized gain distributions                                                                       1,127,205
Net change in unrealized appreciation (depreciation)                                                101,184
                                                                                       --------------------
Net assets                                                                             $          1,765,667
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         14.10               125   $         1,766               N/A               1.6%
12/31/2014                       13.88               137             1,901               N/A               9.4%
12/31/2013                       12.68               145             1,836               N/A              42.5%
12/31/2012                        8.90               156             1,389               N/A               7.0%
12/31/2011                        8.32               193             1,606               N/A              -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            PIONEER EQUITY INCOME VCT PORTFOLIO II CLASS - 724027826

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         5,301   $         5,330               187
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         5,301
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $         5,301               426   $         12.43
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           133
                                                                                           ---------------
Net investment income (loss)                                                                           133
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               862
Realized gain distributions                                                                            321
Net change in unrealized appreciation (depreciation)                                                (1,314)
                                                                                           ---------------
Net gain (loss)                                                                                       (131)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             2
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                133   $                150
Net realized gain (loss)                                                         862                    115
Realized gain distributions                                                      321                      0
Net change in unrealized appreciation (depreciation)                          (1,314)                   406
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  2                    671
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,402                    592
Cost of units redeemed                                                        (3,344)                   (66)
Account charges                                                                 (638)                  (525)
                                                                --------------------   --------------------
Increase (decrease)                                                             (580)                     1
                                                                --------------------   --------------------
Net increase (decrease)                                                         (578)                   672
Net assets, beginning                                                          5,879                  5,207
                                                                --------------------   --------------------
Net assets, ending                                              $              5,301   $              5,879
                                                                ====================   ====================

Units sold                                                                       271                     52
Units redeemed                                                                  (319)                   (51)
                                                                --------------------   --------------------
Net increase (decrease)                                                          (48)                     1
Units outstanding, beginning                                                     474                    473
                                                                --------------------   --------------------
Units outstanding, ending                                                        426                    474
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             12,443
Cost of units redeemed/account charges                                                              (10,357)
Net investment income (loss)                                                                            762
Net realized gain (loss)                                                                              2,161
Realized gain distributions                                                                             321
Net change in unrealized appreciation (depreciation)                                                    (29)
                                                                                       --------------------
Net assets                                                                             $              5,301
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.43                 0   $             5               N/A               0.2%
12/31/2014                       12.40                 0                 6               N/A              12.8%
12/31/2013                       11.00                 0                 5               N/A              28.8%
12/31/2012                        8.54                 1                 7               N/A              10.0%
12/31/2011                        7.76                 1                 5               N/A               5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.4%
2014                               2.7%
2013                               2.5%
2012                               4.6%
2011                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          ROYCE CAPITAL SMALL-CAP PORTFOLIO INVESTOR CLASS - 78080T105

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        55,672   $        69,978             6,604
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        55,672
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        55,672             7,219   $          7.71
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           459
                                                                                           ---------------
Net investment income (loss)                                                                           459
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               753
Realized gain distributions                                                                         13,221
Net change in unrealized appreciation (depreciation)                                               (22,054)
                                                                                           ---------------
Net gain (loss)                                                                                     (8,080)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,621)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                459   $                 81
Net realized gain (loss)                                                         753                  2,160
Realized gain distributions                                                   13,221                  7,544
Net change in unrealized appreciation (depreciation)                         (22,054)                (7,737)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,621)                 2,048
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,559                 10,185
Cost of units redeemed                                                        (3,944)               (10,280)
Account charges                                                               (3,666)                (3,885)
                                                                --------------------   --------------------
Increase (decrease)                                                           (2,051)                (3,980)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,672)                (1,932)
Net assets, beginning                                                         65,344                 67,276
                                                                --------------------   --------------------
Net assets, ending                                              $             55,672   $             65,344
                                                                ====================   ====================

Units sold                                                                       667                  1,412
Units redeemed                                                                  (921)                (1,882)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (254)                  (470)
Units outstanding, beginning                                                   7,473                  7,943
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,219                  7,473
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            123,045
Cost of units redeemed/account charges                                                              (92,183)
Net investment income (loss)                                                                          1,452
Net realized gain (loss)                                                                             12,267
Realized gain distributions                                                                          25,397
Net change in unrealized appreciation (depreciation)                                                (14,306)
                                                                                       --------------------
Net assets                                                                             $             55,672
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.71                 7   $            56               N/A             -11.8%
12/31/2014                        8.74                 7                65               N/A               3.2%
12/31/2013                        8.47                 8                67               N/A              34.8%
12/31/2012                        6.29                 7                42               N/A              12.5%
12/31/2011                        5.59                 8                43               N/A              -3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.8%
2014                               0.1%
2013                               1.2%
2012                               0.1%
2011                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - 77954T506

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,058,353   $     4,367,466           263,250
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (958)
                                                       ---------------
Net assets                                             $     6,057,395
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     6,057,395           440,915   $         13.74
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           772,886
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (85,233)
                                                                                           ---------------
Net gain (loss)                                                                                    687,653
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       687,653
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                     772,886                207,398
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (85,233)               280,458
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            687,653                487,856
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     439,319              3,676,343
Cost of units redeemed                                                    (1,377,736)              (342,447)
Account charges                                                             (337,755)              (257,774)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,276,172)             3,076,122
                                                                --------------------   --------------------
Net increase (decrease)                                                     (588,519)             3,563,978
Net assets, beginning                                                      6,645,914              3,081,936
                                                                --------------------   --------------------
Net assets, ending                                              $          6,057,395   $          6,645,914
                                                                ====================   ====================

Units sold                                                                    34,698                318,525
Units redeemed                                                              (131,001)               (53,272)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (96,303)               265,253
Units outstanding, beginning                                                 537,218                271,965
                                                                --------------------   --------------------
Units outstanding, ending                                                    440,915                537,218
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         10,394,750
Cost of units redeemed/account charges                                                           (7,329,112)
Net investment income (loss)                                                                          5,490
Net realized gain (loss)                                                                          1,295,380
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                              1,690,887
                                                                                       --------------------
Net assets                                                                             $          6,057,395
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.74               441   $         6,057               N/A              11.1%
12/31/2014                       12.37               537             6,646               N/A               9.2%
12/31/2013                       11.33               272             3,082               N/A              41.2%
12/31/2012                        8.03               295             2,364               N/A              18.3%
12/31/2011                        6.79               261             1,770               N/A               1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.2%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,671,312   $     4,767,995           211,393
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (3,865)
                                                       ---------------
Net assets                                             $     5,667,447
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     5,667,447           424,933   $         13.34
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       111,998
                                                                                           ---------------
Net investment income (loss)                                                                       111,998
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           211,713
Realized gain distributions                                                                        127,696
Net change in unrealized appreciation (depreciation)                                              (882,502)
                                                                                           ---------------
Net gain (loss)                                                                                   (543,093)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (431,095)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            111,998   $            119,435
Net realized gain (loss)                                                     211,713                185,216
Realized gain distributions                                                  127,696                      0
Net change in unrealized appreciation (depreciation)                        (882,502)               182,509
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (431,095)               487,160
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     331,948                372,381
Cost of units redeemed                                                      (743,374)              (607,985)
Account charges                                                             (307,041)              (340,820)
                                                                --------------------   --------------------
Increase (decrease)                                                         (718,467)              (576,424)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,149,562)               (89,264)
Net assets, beginning                                                      6,817,009              6,906,273
                                                                --------------------   --------------------
Net assets, ending                                              $          5,667,447   $          6,817,009
                                                                ====================   ====================

Units sold                                                                    24,714                 27,766
Units redeemed                                                               (75,875)               (69,574)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (51,161)               (41,808)
Units outstanding, beginning                                                 476,094                517,902
                                                                --------------------   --------------------
Units outstanding, ending                                                    424,933                476,094
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         20,462,950
Cost of units redeemed/account charges                                                          (19,927,064)
Net investment income (loss)                                                                      1,822,610
Net realized gain (loss)                                                                            884,177
Realized gain distributions                                                                       1,521,457
Net change in unrealized appreciation (depreciation)                                                903,317
                                                                                       --------------------
Net assets                                                                             $          5,667,447
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.34               425   $         5,667               N/A              -6.9%
12/31/2014                       14.32               476             6,817               N/A               7.4%
12/31/2013                       13.34               518             6,906               N/A              29.7%
12/31/2012                       10.28               558             5,739               N/A              17.1%
12/31/2011                        8.77               634             5,562               N/A              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.8%
2014                               1.7%
2013                               1.6%
2012                               2.2%
2011                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO - 77954R104

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,366,338   $     1,396,014           282,251
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (243)
                                                       ---------------
Net assets                                             $     1,366,095
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,366,095           157,355   $          8.68
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        16,696
                                                                                           ---------------
Net investment income (loss)                                                                        16,696
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,360)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (6,056)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,416)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,280
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,696   $             46,906
Net realized gain (loss)                                                      (5,360)               (42,068)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (6,056)                40,398
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,280                 45,236
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     115,611                296,346
Cost of units redeemed                                                      (275,272)            (4,405,050)
Account charges                                                              (56,465)              (153,321)
                                                                --------------------   --------------------
Increase (decrease)                                                         (216,126)            (4,262,025)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (210,846)            (4,216,789)
Net assets, beginning                                                      1,576,941              5,793,730
                                                                --------------------   --------------------
Net assets, ending                                              $          1,366,095   $          1,576,941
                                                                ====================   ====================

Units sold                                                                    13,406                 50,330
Units redeemed                                                               (38,258)              (541,844)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (24,852)              (491,514)
Units outstanding, beginning                                                 182,207                673,721
                                                                --------------------   --------------------
Units outstanding, ending                                                    157,355                182,207
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         15,518,947
Cost of units redeemed/account charges                                                          (15,353,935)
Net investment income (loss)                                                                      1,248,369
Net realized gain (loss)                                                                            (81,161)
Realized gain distributions                                                                          63,551
Net change in unrealized appreciation (depreciation)                                                (29,676)
                                                                                       --------------------
Net assets                                                                             $          1,366,095
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.68               157   $         1,366               N/A               0.3%
12/31/2014                        8.65               182             1,577               N/A               0.6%
12/31/2013                        8.60               674             5,794               N/A               0.1%
12/31/2012                        8.59               643             5,520               N/A               2.5%
12/31/2011                        8.38               663             5,553               N/A               1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.1%
2014                               1.3%
2013                               1.5%
2012                               2.0%
2011                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - 77954T407

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,306,435   $     3,085,763           128,650
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (125)
                                                       ---------------
Net assets                                             $     3,306,310
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,306,310           171,199   $         19.31
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            71,479
Realized gain distributions                                                                        443,234
Net change in unrealized appreciation (depreciation)                                              (296,329)
                                                                                           ---------------
Net gain (loss)                                                                                    218,384
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       218,384
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                      71,479                 69,250
Realized gain distributions                                                  443,234                359,599
Net change in unrealized appreciation (depreciation)                        (296,329)               (29,791)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            218,384                399,058
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     114,274                189,176
Cost of units redeemed                                                      (245,928)              (342,241)
Account charges                                                             (119,874)              (113,855)
                                                                --------------------   --------------------
Increase (decrease)                                                         (251,528)              (266,920)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (33,144)               132,138
Net assets, beginning                                                      3,339,454              3,207,316
                                                                --------------------   --------------------
Net assets, ending                                              $          3,306,310   $          3,339,454
                                                                ====================   ====================

Units sold                                                                     6,127                 11,351
Units redeemed                                                               (19,190)               (27,271)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,063)               (15,920)
Units outstanding, beginning                                                 184,262                200,182
                                                                --------------------   --------------------
Units outstanding, ending                                                    171,199                184,262
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          6,327,061
Cost of units redeemed/account charges                                                           (6,941,298)
Net investment income (loss)                                                                          8,538
Net realized gain (loss)                                                                            868,678
Realized gain distributions                                                                       2,822,659
Net change in unrealized appreciation (depreciation)                                                220,672
                                                                                       --------------------
Net assets                                                                             $          3,306,310
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         19.31               171   $         3,306               N/A               6.6%
12/31/2014                       18.12               184             3,339               N/A              13.1%
12/31/2013                       16.02               200             3,207               N/A              36.7%
12/31/2012                       11.72               222             2,597               N/A              13.9%
12/31/2011                       10.29               260             2,672               N/A              -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE - 887432714

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       433,211   $       464,475            40,524
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       433,211
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       433,211            56,194   $          7.71
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         6,019
                                                                                           ---------------
Net investment income (loss)                                                                         6,019
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               527
Realized gain distributions                                                                         30,980
Net change in unrealized appreciation (depreciation)                                               (50,394)
                                                                                           ---------------
Net gain (loss)                                                                                    (18,887)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (12,868)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,019   $             10,099
Net realized gain (loss)                                                         527                  3,808
Realized gain distributions                                                   30,980                 23,658
Net change in unrealized appreciation (depreciation)                         (50,394)               (25,413)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (12,868)                12,152
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      10,114                 14,034
Cost of units redeemed                                                        (1,991)               (20,479)
Account charges                                                              (14,313)               (15,495)
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,190)               (21,940)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (19,058)                (9,788)
Net assets, beginning                                                        452,269                462,057
                                                                --------------------   --------------------
Net assets, ending                                              $            433,211   $            452,269
                                                                ====================   ====================

Units sold                                                                     1,268                  1,777
Units redeemed                                                                (2,040)                (4,521)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (772)                (2,744)
Units outstanding, beginning                                                  56,966                 59,710
                                                                --------------------   --------------------
Units outstanding, ending                                                     56,194                 56,966
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            930,384
Cost of units redeemed/account charges                                                             (588,767)
Net investment income (loss)                                                                         63,876
Net realized gain (loss)                                                                            (38,986)
Realized gain distributions                                                                          97,968
Net change in unrealized appreciation (depreciation)                                                (31,264)
                                                                                       --------------------
Net assets                                                                             $            433,211
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.71                56   $           433               N/A              -2.9%
12/31/2014                        7.94                57               452               N/A               2.6%
12/31/2013                        7.74                60               462               N/A              10.1%
12/31/2012                        7.03                65               458               N/A               7.8%
12/31/2011                        6.52                72               471               N/A               1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.4%
2014                               2.2%
2013                               1.0%
2012                               1.8%
2011                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               TIMOTHY PLAN STRATEGIC GROWTH VARIABLE - 887432722

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       326,784   $       315,652            31,240
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (7)
                                                       ---------------
Net assets                                             $       326,777
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       326,777            42,561   $          7.68
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,905
                                                                                           ---------------
Net investment income (loss)                                                                         4,905
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,484
Realized gain distributions                                                                         18,066
Net change in unrealized appreciation (depreciation)                                               (40,143)
                                                                                           ---------------
Net gain (loss)                                                                                    (17,593)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (12,688)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,905   $              6,292
Net realized gain (loss)                                                       4,484                 16,995
Realized gain distributions                                                   18,066                      0
Net change in unrealized appreciation (depreciation)                         (40,143)               (15,643)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (12,688)                 7,644
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     116,395                 63,663
Cost of units redeemed                                                      (120,646)              (116,220)
Account charges                                                              (18,121)               (22,256)
                                                                --------------------   --------------------
Increase (decrease)                                                          (22,372)               (74,813)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (35,060)               (67,169)
Net assets, beginning                                                        361,837                429,006
                                                                --------------------   --------------------
Net assets, ending                                              $            326,777   $            361,837
                                                                ====================   ====================

Units sold                                                                    14,257                 23,440
Units redeemed                                                               (17,067)               (32,718)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,810)                (9,278)
Units outstanding, beginning                                                  45,371                 54,649
                                                                --------------------   --------------------
Units outstanding, ending                                                     42,561                 45,371
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,670,959
Cost of units redeemed/account charges                                                           (1,401,440)
Net investment income (loss)                                                                         27,506
Net realized gain (loss)                                                                            (45,637)
Realized gain distributions                                                                          64,257
Net change in unrealized appreciation (depreciation)                                                 11,132
                                                                                       --------------------
Net assets                                                                             $            326,777
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.68                43   $           327               N/A              -3.7%
12/31/2014                        7.98                45               362               N/A               1.6%
12/31/2013                        7.85                55               429               N/A              18.1%
12/31/2012                        6.64                32               211               N/A              11.4%
12/31/2011                        5.96                43               256               N/A              -3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.4%
2014                               1.6%
2013                               0.5%
2012                               1.3%
2011                               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO - 921925871

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       104,934   $       112,467             6,340
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       104,934
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       104,934            13,079   $          8.02
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,351
                                                                                           ---------------
Net investment income (loss)                                                                         2,351
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (10)
Realized gain distributions                                                                          6,075
Net change in unrealized appreciation (depreciation)                                               (11,384)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,319)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,968)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,351   $             70,157
Net realized gain (loss)                                                         (10)             1,108,065
Realized gain distributions                                                    6,075                123,409
Net change in unrealized appreciation (depreciation)                         (11,384)            (1,031,982)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,968)               269,649
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      44,216                109,980
Cost of units redeemed                                                       (13,383)            (3,327,603)
Account charges                                                               (4,880)               (78,152)
                                                                --------------------   --------------------
Increase (decrease)                                                           25,953             (3,295,775)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,985             (3,026,126)
Net assets, beginning                                                         81,949              3,108,075
                                                                --------------------   --------------------
Net assets, ending                                              $            104,934   $             81,949
                                                                ====================   ====================

Units sold                                                                     5,454                 17,151
Units redeemed                                                                (2,338)              (422,215)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,116               (405,064)
Units outstanding, beginning                                                   9,963                415,027
                                                                --------------------   --------------------
Units outstanding, ending                                                     13,079                  9,963
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,268,112
Cost of units redeemed/account charges                                                           (4,861,687)
Net investment income (loss)                                                                        226,248
Net realized gain (loss)                                                                          1,350,310
Realized gain distributions                                                                         129,484
Net change in unrealized appreciation (depreciation)                                                 (7,533)
                                                                                       --------------------
Net assets                                                                             $            104,934
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.02                13   $           105               N/A              -2.5%
12/31/2014                        8.23                10                82               N/A               9.8%
12/31/2013                        7.49               415             3,108               N/A              29.4%
12/31/2012                        5.79               409             2,364               N/A              16.5%
12/31/2011                        4.97               276             1,371               N/A               3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.5%
2014                               4.4%
2013                               2.1%
2012                               1.8%
2011                               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                VANGUARD VIF MID-CAP INDEX PORTFOLIO - 921925855

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,149,507   $     2,483,808           151,690
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (415)
                                                       ---------------
Net assets                                             $     3,149,092
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,149,092           250,573   $         12.57
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        41,699
                                                                                           ---------------
Net investment income (loss)                                                                        41,699
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           258,096
Realized gain distributions                                                                        186,870
Net change in unrealized appreciation (depreciation)                                              (513,146)
                                                                                           ---------------
Net gain (loss)                                                                                    (68,180)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (26,481)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             41,699   $             27,352
Net realized gain (loss)                                                     258,096                 74,027
Realized gain distributions                                                  186,870                108,317
Net change in unrealized appreciation (depreciation)                        (513,146)               205,879
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (26,481)               415,575
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     233,360                826,533
Cost of units redeemed                                                      (647,104)              (183,753)
Account charges                                                             (169,853)              (159,388)
                                                                --------------------   --------------------
Increase (decrease)                                                         (583,597)               483,392
                                                                --------------------   --------------------
Net increase (decrease)                                                     (610,078)               898,967
Net assets, beginning                                                      3,759,170              2,860,203
                                                                --------------------   --------------------
Net assets, ending                                              $          3,149,092   $          3,759,170
                                                                ====================   ====================

Units sold                                                                    18,522                 69,396
Units redeemed                                                               (62,774)               (29,384)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (44,252)                40,012
Units outstanding, beginning                                                 294,825                254,813
                                                                --------------------   --------------------
Units outstanding, ending                                                    250,573                294,825
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         11,637,393
Cost of units redeemed/account charges                                                          (10,128,139)
Net investment income (loss)                                                                        237,617
Net realized gain (loss)                                                                           (157,226)
Realized gain distributions                                                                         893,748
Net change in unrealized appreciation (depreciation)                                                665,699
                                                                                       --------------------
Net assets                                                                             $          3,149,092
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.57               251   $         3,149               N/A              -1.4%
12/31/2014                       12.75               295             3,759               N/A              13.6%
12/31/2013                       11.22               255             2,860               N/A              34.9%
12/31/2012                        8.32               278             2,311               N/A              15.8%
12/31/2011                        7.18               310             2,227               N/A              -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.2%
2014                               0.8%
2013                               1.1%
2012                               1.2%
2011                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,266,749   $     1,387,846            60,920
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (213)
                                                       ---------------
Net assets                                             $     1,266,536
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,266,536            97,786   $         12.95
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         6,865
                                                                                           ---------------
Net investment income (loss)                                                                         6,865
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            86,120
Realized gain distributions                                                                        218,113
Net change in unrealized appreciation (depreciation)                                              (288,551)
                                                                                           ---------------
Net gain (loss)                                                                                     15,682
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        22,547
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*    DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,865   $              1,568
Net realized gain (loss)                                                      86,120                 24,762
Realized gain distributions                                                  218,113                 70,665
Net change in unrealized appreciation (depreciation)                        (288,551)                 1,734
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             22,547                 98,729
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     140,165              1,733,128
Cost of units redeemed                                                      (993,625)              (109,116)
Account charges                                                             (101,125)               (74,073)
                                                                --------------------   --------------------
Increase (decrease)                                                         (954,585)             1,549,939
                                                                --------------------   --------------------
Net increase (decrease)                                                     (932,038)             1,648,668
Net assets, beginning                                                      2,198,574                549,906
                                                                --------------------   --------------------
Net assets, ending                                              $          1,266,536   $          2,198,574
                                                                ====================   ====================

Units sold                                                                    10,543                137,149
Units redeemed                                                               (77,832)               (14,758)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (67,289)               122,391
Units outstanding, beginning                                                 165,075                 42,684
                                                                --------------------   --------------------
Units outstanding, ending                                                     97,786                165,075
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         10,969,110
Cost of units redeemed/account charges                                                           (9,968,433)
Net investment income (loss)                                                                         23,002
Net realized gain (loss)                                                                            (90,954)
Realized gain distributions                                                                         454,908
Net change in unrealized appreciation (depreciation)                                               (121,097)
                                                                                       --------------------
Net assets                                                                             $          1,266,536
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.95                98   $         1,267               N/A              -2.8%
12/31/2014                       13.32               165             2,199               N/A               3.4%
12/31/2013                       12.88                43               550               N/A              46.5%
12/31/2012                        8.79                42               368               N/A              14.7%
12/31/2011                        7.67                40               309               N/A               1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.4%
2014                               0.1%
2013                               0.6%
2012                               0.2%
2011                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO - 921925202

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,505,950   $     8,508,740           721,355
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,173)
                                                       ---------------
Net assets                                             $     8,504,777
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     8,504,777         1,087,603   $          7.82
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       188,470
                                                                                           ---------------
Net investment income (loss)                                                                       188,470
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,997
Realized gain distributions                                                                         35,338
Net change in unrealized appreciation (depreciation)                                              (201,380)
                                                                                           ---------------
Net gain (loss)                                                                                   (157,045)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        31,425
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            188,470   $             36,901
Net realized gain (loss)                                                       8,997                  6,251
Realized gain distributions                                                   35,338                  5,378
Net change in unrealized appreciation (depreciation)                        (201,380)               205,421
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             31,425                253,951
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,124,023              7,627,313
Cost of units redeemed                                                      (790,940)              (459,204)
Account charges                                                             (445,759)              (277,560)
                                                                --------------------   --------------------
Increase (decrease)                                                         (112,676)             6,890,549
                                                                --------------------   --------------------
Net increase (decrease)                                                      (81,251)             7,144,500
Net assets, beginning                                                      8,586,028              1,441,528
                                                                --------------------   --------------------
Net assets, ending                                              $          8,504,777   $          8,586,028
                                                                ====================   ====================

Units sold                                                                   148,485              1,025,177
Units redeemed                                                              (162,540)              (119,376)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,055)               905,801
Units outstanding, beginning                                               1,101,658                195,857
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,087,603              1,101,658
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         14,833,743
Cost of units redeemed/account charges                                                           (6,954,437)
Net investment income (loss)                                                                        450,483
Net realized gain (loss)                                                                             85,695
Realized gain distributions                                                                          92,083
Net change in unrealized appreciation (depreciation)                                                 (2,790)
                                                                                       --------------------
Net assets                                                                             $          8,504,777
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.82             1,088   $         8,505               N/A               0.3%
12/31/2014                        7.79             1,102             8,586               N/A               5.9%
12/31/2013                        7.36               196             1,442               N/A              -2.3%
12/31/2012                        7.53               225             1,696               N/A               4.0%
12/31/2011                        7.24               243             1,762               N/A               7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.2%
2014                               0.7%
2013                               2.7%
2012                               2.7%
2011                               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL American Individual Variable Life Unit Trust
                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

The AUL American Individual Variable Life Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

                                 FUND FAMILIES

           AB                   Fidelity                OneAmerica
          Alger            Franklin Templeton            Pioneer
    American Century          Goldman Sachs           Royce Capital
         Calvert                 Invesco              T. Rowe Price
        Columbia                  Janus                Timothy Plan
         Dreyfus            Neuberger Berman             Vanguard

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2015. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2015.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - Unadjusted quoted prices in active markets for identical assets.

     Level 2 - Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

                AUL American Individual Variable Life Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2015, in valuing the Variable Account's subaccount investments carried at fair value:


                                         LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
                                    ---------------   --------------   --------------   ---------------
               Mutual Funds         $   128,141,112   $           --   $           --   $   128,141,112

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2015, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

RELATED PARTY TRANSACTIONS

OneAmerica Asset Management, LLC ("OAM"), an affiliate of AUL, serves as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. The Fund has an investment advisory agreement with OAM. Under the investment advisory agreement, OAM is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:


               Value                               0.50%
               Investment Grade Bond               0.50%
               Asset Director                      0.50%

Such fees are included in the calculation of the NAV per share of the underlying mutual funds.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (current and three prior calendar years) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3.   ACCOUNT CHARGES

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2015 and 2014, were $6,620,980 and $7,173,002, respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Account charge deductions by policy are described as follows:

MODIFIED SINGLE PREMIUM POLICY: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30 each year in which an individual policy's account value does not exceed a specific amount, (6) in the event of surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration, and (7) monthly premium tax charges at an annual rate of 0.25% of the account value during the first 10 policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

                AUL American Individual Variable Life Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.   ACCOUNT CHARGES (CONTINUED)

FLEXIBLE PREMIUM ADJUSTABLE POLICY: AUL assesses (1) cost of insurance charges,
(2) monthly administrative charges of $17.50 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium, and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

AMERICAN ACCUMULATOR POLICY: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $25 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) premium expense charge is 6% of each premium paid, and (5) in the event of a surrender in policy year one, a surrender charge percentage is assessed based on issue age. The surrender charge percentage is then graded down over the next nine policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

4.   INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015, by each subaccount, are shown below:

               FUND NAME                                                              PURCHASES          SALES
               ------------------------------------------------------------------   --------------   --------------
               AB VPS International Growth Portfolio A Class                        $        4,584   $       12,062
               AB VPS International Value Portfolio A Class                                    622            4,429
               AB VPS Small/Mid Cap Value Portfolio A Class                                  1,911            8,140
               Alger Large Cap Growth Portfolio I-2 Class                                  310,776          940,091
               Alger Small Cap Growth Portfolio I-2 Class                                   63,592          326,836
               American Century VP Capital Appreciation Fund I Class                        13,161           69,170
               American Century VP Income & Growth Fund I Class                          1,286,674        1,320,282
               American Century VP International Fund I Class                              448,212          758,170
               American Century VP Mid Cap Value Fund II Class                              78,508           23,233
               American Century VP Ultra Fund I Class                                        5,887            2,476
               Calvert VP SRI Mid Cap Growth Portfolio                                       4,532           14,825
               Columbia Variable Portfolio-Small Cap Value Fund 1 Class                      3,108            1,713
               Columbia Variable Portfolio-US Government Mortgage Fund 1 Class               1,426              999
               Dreyfus IP, Small Cap Stock Index Portfolio Service Class                     1,322            1,382
               Dreyfus IP, Technology Growth Portfolio Service Class                        13,524           85,734
               Dreyfus VIF, Appreciation Portfolio Service Class                            16,302           14,904
               Fidelity VIP Asset Manager Portfolio Initial Class                           99,890          449,881
               Fidelity VIP Contrafund Portfolio Initial Class                             489,437        1,858,710
               Fidelity VIP Equity-Income Portfolio Initial Class                          142,102          535,960
               Fidelity VIP Freedom 2005 Portfolio Initial Class                            12,375              719
               Fidelity VIP Freedom 2010 Portfolio Initial Class                            23,672           22,582
               Fidelity VIP Freedom 2015 Portfolio Initial Class                            16,943          556,093
               Fidelity VIP Freedom 2020 Portfolio Initial Class                            19,024          239,230
               Fidelity VIP Freedom 2025 Portfolio Initial Class                             7,631            8,889
               Fidelity VIP Freedom 2030 Portfolio Initial Class                            25,815            9,019
               Fidelity VIP Freedom Income Portfolio Initial Class                           2,377           45,975
               Fidelity VIP Government Money Market Portfolio Initial Class                126,479          238,004
               Fidelity VIP Growth Portfolio Initial Class                                 311,100          781,249
               Fidelity VIP High Income Portfolio Initial Class                             69,259          158,414
               Fidelity VIP Index 500 Portfolio Initial Class                              450,856        1,784,328
               Fidelity VIP Mid Cap Portfolio Service 2 Class                                6,580            8,141
               Fidelity VIP Overseas Portfolio Initial Class                               144,284          611,532
               Franklin Founding Funds Allocation VIP Fund 1 Class                          20,923           11,505
               Franklin Small Cap Value VIP Fund 1 Class                                   154,652          423,517
               Goldman Sachs VIT Money Market Fund Service Class                         4,457,748          135,461
               Invesco V.I. Core Equity Fund Series II Class                                    92               27
               Invesco V.I. Diversified Dividend Fund Series I Class                         8,151           64,961
               Invesco V.I. Global Health Care Fund Series I Class                         134,650          278,338
               Invesco V.I. Global Real Estate Fund Series I Class                         288,490          508,141
               Invesco V.I. High Yield Fund Series I Class                                 103,074          571,162
               Invesco V.I. International Growth Fund Series II Class                       36,237           13,677
               Invesco V.I. Managed Volatility Fund Series I Class                          68,751          139,082
               Invesco V.I. Mid Cap Growth Fund Series I Class                               8,156          127,029
               Janus Aspen Flexible Bond Portfolio Institutional Class                     426,016          953,916
               Janus Aspen Forty Portfolio Institutional Class                              20,425            3,541
               Janus Aspen Global Research Portfolio Institutional Class                   218,115          547,964
               Janus Aspen Overseas Portfolio Service Class                                 19,903           35,917

                AUL American Individual Variable Life Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   INVESTMENT TRANSACTIONS (CONTINUED)

               FUND NAME                                                              PURCHASES          SALES
               ------------------------------------------------------------------   --------------   --------------
               Janus Aspen Perkins Mid Cap Value Portfolio Service Class            $        5,628   $       11,922
               Neuberger Berman AMT Mid Cap Growth Portfolio Service Class                 192,765           26,999
               Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class                   31,475           45,910
               Neuberger Berman Short Duration Bond Portfolio I Class                       27,444           23,655
               OneAmerica Asset Director Portfolio O Class                                 666,000        1,227,271
               OneAmerica Investment Grade Bond Portfolio O Class                          280,696          720,225
               OneAmerica Value Portfolio O Class                                          434,810        2,428,659
               Pioneer Emerging Markets VCT Portfolio I Class                               20,281           41,804
               Pioneer Equity Income VCT Portfolio II Class                                  3,402            3,982
               Pioneer Fund VCT Portfolio I Class                                           25,694          159,489
               Pioneer Select Mid Cap Growth VCT Portfolio I Class                          69,241          239,384
               Royce Capital Small-Cap Portfolio Investor Class                              5,559            7,610
               T. Rowe Price Blue Chip Growth Portfolio                                    439,319        1,715,491
               T. Rowe Price Equity Income Portfolio                                       331,948        1,050,415
               T. Rowe Price Limited-Term Bond Portfolio                                   115,611          331,737
               T. Rowe Price Mid-Cap Growth Portfolio                                      114,274          365,802
               Templeton Foreign VIP Fund 2 Class                                          689,549          516,211
               Templeton Global Bond VIP Fund 1 Class                                       18,497           65,706
               Timothy Plan Conservative Growth Variable                                    10,114           16,304
               Timothy Plan Strategic Growth Variable                                      116,395          138,767
               Vanguard VIF Diversified Value Portfolio                                     44,216           18,263
               Vanguard VIF Mid-Cap Index Portfolio                                        233,360          816,957
               Vanguard VIF Small Company Growth Portfolio                                 140,165        1,094,750
               Vanguard VIF Total Bond Market Index Portfolio                            1,124,023        1,236,699
                                                                                    --------------   --------------
               TOTAL                                                                $   15,307,814   $   27,011,422
                                                                                    --------------   --------------

5.   INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

[ONEAMERICA(R) LOGO]

AMERICAN UNITED LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC.) REPORT OF INDEPENDENT AUDITORS ON
STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL SCHEDULES
DECEMBER 31, 2015 AND 2014

[PWC Logo]

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Life Insurance Company:

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PRICEWATERHOUSECOOPERSLLP, 101 W.WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204
T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flow for the years then ended.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flow for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories of the Company as of December 31, 2015 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are material; they are described in Note 2. As a consequence, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2015 and for the year then ended. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

[PRICEWATERHOUSECOOPERS LLP LOGO]

March 24, 2016

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
ADMITTED ASSETS
Bonds, at amortized cost (market value of $9,032,353 and $8,835,203)                         $     8,788,237   $     8,209,181
Stocks
   Preferred, at cost (market value of $9,625 and $10,660)                                             9,533            11,033
   Common, at market
     Affiliated (cost of $1,464 and $1,464)                                                            1,629             1,368
     Unaffiliated (cost of $83,863 and $67,887)                                                       85,932            71,520
Mortgage loans                                                                                     1,515,752         1,446,869
Real estate                                                                                           62,686            62,595
Other invested assets                                                                                 83,436            82,477
Contract loans                                                                                       283,709           260,212
Cash (overdraft) and cash equivalents of ($31,645) and ($45,013), and short-term
   investments of $137,003 and $127,000 at 2015 and 2014, respectively                               105,358            81,987
                                                                                             ---------------   ---------------
        Total cash and invested assets                                                            10,936,272        10,227,242
                                                                                             ---------------   ---------------
Other
   Premiums deferred and uncollected                                                                  55,354            50,375
   Reinsurance receivables                                                                            30,862            41,008
   Investment income due and accrued                                                                  95,023            92,001
   Net deferred tax asset                                                                             55,732            52,131
   Corporate owned life insurance                                                                     63,505            57,222
   Other assets                                                                                       22,386            16,652
   Separate account assets                                                                        12,312,537        12,864,885
                                                                                             ---------------   ---------------
        Total admitted assets                                                                $    23,571,671   $    23,401,516
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS, CONTINUED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
LIABILITIES AND SURPLUS
Policy reserves
   Life reserves                                                                             $     1,616,433   $     1,508,721
   Annuity reserves                                                                                6,894,112         6,303,337
   Accident and health reserves                                                                      158,064           158,544
   Other reserves                                                                                    107,913            85,783
                                                                                             ---------------   ---------------
                                                                                                   8,776,522         8,056,385
                                                                                             ---------------   ---------------
Policy and contract liabilities
   Policy claims in process of settlement                                                             51,603            55,887
   Policy dividends payable                                                                           30,689            29,197
   Deposit-type contracts                                                                          1,197,286         1,112,753
   Other policy and contract liabilities                                                               4,548             4,589
                                                                                             ---------------   ---------------
                                                                                                   1,284,126         1,202,426
                                                                                             ---------------   ---------------
General liabilities and other reserves
   Accrued commissions and general expenses                                                           74,101            75,067
   Taxes, licenses and fees                                                                            7,894             5,665
   Federal income tax payable                                                                         15,383             3,971
   Transfers to separate accounts, due or accrued                                                    (10,064)          (12,801)
   Asset valuation reserve                                                                            76,906            71,497
   Interest maintenance reserve                                                                       15,898            23,484
   Pension liability                                                                                  10,092             9,940
   Other liabilities                                                                                  87,902            83,988
   Separate account liabilities                                                                   12,312,537        12,864,885
                                                                                             ---------------   ---------------
                                                                                                  12,590,649        13,125,696
                                                                                             ---------------   ---------------
     Total liabilities                                                                            22,651,297        22,384,507
                                                                                             ---------------   ---------------

Common capital stock, $100 par value, authorized 50,000 shares;
   issued and outstanding 50,000 shares                                                                5,000             5,000
Surplus notes                                                                                         75,000            75,000
Gross paid in and contributed surplus                                                                    550               550
Unassigned surplus (includes deferred gain on reinsurance transaction of $29,176 and
   $32,777 in 2015 and 2014, respectively)                                                           839,824           936,459
                                                                                             ---------------   ---------------
     Total surplus                                                                                   920,374         1,017,009
                                                                                             ---------------   ---------------
     Total liabilities and surplus                                                           $    23,571,671   $    23,401,516
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
PREMIUM AND OTHER INCOME
   Life and annuities                                                                        $     3,508,156   $     3,097,152
   Accident and health                                                                                63,081            58,035
   Net investment income                                                                             502,834           490,895
   Amortization of interest maintenance reserve                                                        5,417             6,909
   Ceding commissions, expense allowances and reserve adjustments                                     73,151            77,062
   Other income                                                                                      130,065           131,433
                                                                                             ---------------   ---------------
                                                                                                   4,282,704         3,861,486
                                                                                             ---------------   ---------------

BENEFITS AND EXPENSES
   Death benefits                                                                                    120,847           108,863
   Accident and health and disability benefits                                                        47,163            43,514
   Annuity benefits                                                                                   51,123            45,664
   Surrender benefits and other fund withdrawals                                                   3,150,245         2,853,614
   Other benefits                                                                                     28,062            25,005
   Increase in policy reserves                                                                       720,137           290,677
   Separate account transfers                                                                       (343,634)          (22,651)
   General expenses                                                                                  254,830           228,069
   Commissions and service fees                                                                      166,261           171,882
   Taxes, licenses and fees                                                                           20,165            18,489
   Other                                                                                              (7,216)           (5,000)
                                                                                             ---------------   ---------------
                                                                                                   4,207,983         3,758,126
                                                                                             ---------------   ---------------
     Net gain from operations before dividends to policyholders, federal income taxes,
        and net realized capital losses                                                               74,721           103,360

Dividends to policyholders                                                                            30,135            28,222
Federal income tax expense                                                                            26,896            21,108
                                                                                             ---------------   ---------------
     Net gain from operations before net realized capital losses                                      17,690            54,030

Net realized capital losses, net of federal income (benefit) expense of ($2,400)
  and $857, and net transfers of capital gains to the interest maintenance
  reserve of ($2,169) and $3,894, in 2015 and 2014, respectively                                      (4,378)           (5,879)
                                                                                             ---------------   ---------------
     Net income                                                                              $        13,312   $        48,151
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN SURPLUS
YEARS ENDED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
SURPLUS, BEGINNING OF YEAR                                                                   $     1,017,009   $       980,681

Net income                                                                                            13,312            48,151
Other additions (deductions)
   Change in unrealized gain                                                                             823             4,563
   Change in net deferred income tax                                                                  25,251            13,317
   Change in asset valuation reserve                                                                  (5,409)           (1,733)
   Change in nonadmitted assets                                                                      (27,660)          (17,863)
   Change in surplus as a result of reinsurance                                                       (3,601)           (5,187)
   Change in pension liability                                                                           661            (4,964)
   Dividends                                                                                        (100,000)               --
   Other                                                                                                 (12)               44
                                                                                             ---------------   ---------------
SURPLUS, END OF YEAR                                                                         $       920,374   $     1,017,009
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
CASH FROM OPERATIONS
   Premiums and other policy considerations                                                  $     3,568,803   $     3,152,354
   Investment income                                                                                 492,986           481,557
   Other income                                                                                      204,142           200,485
                                                                                             ---------------   ---------------
                                                                                                   4,265,931         3,834,396
                                                                                             ---------------   ---------------

   Benefits and Separate Account transfers                                                         3,050,226         3,051,229
   Commissions and general expenses                                                                  436,878           409,282
   Federal income taxes (including ($2,400) and $857 for 2015 and 2014 on capital
     gains/(losses))                                                                                  13,084            11,197
   Dividends to policyholders                                                                         28,643            29,034
                                                                                             ---------------   ---------------
                                                                                                   3,528,831         3,500,742
                                                                                             ---------------   ---------------
        Net cash provided from operations                                                            737,100           333,654
                                                                                             ---------------   ---------------

CASH FROM INVESTMENTS
   Proceeds from investments sold, redeemed or matured
     Bonds                                                                                         1,131,873         1,085,188
     Stocks                                                                                            4,237            12,366
     Mortgage loans                                                                                  275,584           153,608
     Other invested assets                                                                            19,090             2,061
                                                                                             ---------------   ---------------
                                                                                                   1,430,784         1,253,223
                                                                                             ---------------   ---------------
   Cost of investments acquired
     Bonds                                                                                         1,702,412         1,401,631
     Stocks                                                                                           18,589            21,738
     Mortgage loans                                                                                  344,602           212,367
     Real estate                                                                                       4,307             4,752
     Other invested assets                                                                            19,229            30,724
                                                                                             ---------------   ---------------
                                                                                                   2,089,139         1,671,212
     Increase in contract loans                                                                       23,497            25,341
                                                                                             ---------------   ---------------
        Net cash used from investments                                                              (681,852)         (443,330)
                                                                                             ---------------   ---------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Net deposits on deposit-type contracts                                                             84,533            83,143
   Dividends                                                                                        (100,000)               --
   Other uses                                                                                        (16,410)          (17,351)
                                                                                             ---------------   ---------------
        Net cash provided (used) from financing and miscellaneous sources                            (31,877)           65,792
                                                                                             ---------------   ---------------
        Net change in cash and short-term investments                                                 23,371           (43,884)
Cash and short-term investments, beginning of year                                                    81,987           125,871
                                                                                             ---------------   ---------------
Cash and short-term investments, end of year                                                 $       105,358   $        81,987
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.


AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

1. NATURE OF OPERATIONS

     American United Life Insurance Company ("AUL" or the "Company") is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third party administrators. Forty-seven percent of AUL's direct premiums for the year ended December 31, 2015 were generated in six states: California, Texas, Indiana, Illinois, Colorado, and Wisconsin.

     On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. ("AUMIHC"), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. ("OneAmerica"). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

     All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2. SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP") subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner. The Company does not have any permitted practices.

     NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America ("GAAP"). These differences are presumed to be material. The most significant of the variances are as follows:

     - Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

     - Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     - An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

     - Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally at amortized cost rather than at market value.

     - Certain assets designated as "nonadmitted assets" are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

     - Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

     - The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

     - Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries' surplus is based on the subsidiaries' statutory amounts rather than GAAP amounts.

     - Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

     - The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

     - Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

     - The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     CORRECTION OF ERROR

     In 2015, the Company identified and corrected prior period errors totaling approximately $2,900 which increased before tax net income as presented in the 2015 Statement of Operations. Management believes these errors are not material to the statutory financial statements for the periods in which the errors originated and for the period in which the errors were corrected.

     INVESTMENTS

     Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are stated at amortized cost. The Company uses the scientific method for amortization of debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of insurance affiliates are carried at statutory equity. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

     Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Net realized capital gains (losses)". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

     For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

     Real estate occupied by the Company is carried at cost less allowances for depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

     Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

     Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

     Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company's ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

     The corporate owned life insurance is carried at cash surrender value.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

     An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond's carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 - Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

     Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security. There were no impairments in 2015 or 2014.

     SUBPRIME RISK EXPOSURE

     Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630. Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers. Prime loans involve borrowers with good credit histories and credit scores above 720. The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. The Company's only exposure to subprime mortgage loans is in the investment below.

     The Company has an investment in a limited partnership where the manager of this partnership invests in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this Schedule BA investment is $23,166 at December 31, 2015. There has been no other-than-temporary impairment loss recognized to date. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund. The investment has an NAIC-3 rating at December 31, 2015.

     PROPERTY AND EQUIPMENT

     Property and equipment is carried at cost, net of accumulated depreciation of $108,096 and $99,989 as of December 31, 2015 and 2014, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2015 and 2014 was $9,051 and $5,568, respectively.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     SEPARATE ACCOUNTS

     The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

     PREMIUMS DEFERRED AND UNCOLLECTED

     Premiums deferred and uncollected represent annual or fractional premiums either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

     POLICY RESERVES

     Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958, 1960, 1961, 1980, 1981 and 2001 CSO tables) prescribed by state regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.5 percent to 10 percent.

     PREMIUM INCOME AND RELATED BENEFITS AND EXPENSES

     Premiums, net of reinsurance, on traditional life, interest-sensitive, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

     The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

     INVESTMENT INCOME

     Investment income is recognized as earned, net of related investment expenses.

     LEASING ARRANGEMENTS

     The Company leases office space and equipment under various noncancelable operating leases. Rent expense was $3,694 and $3,624 for the years ended December 31, 2015 and 2014, respectively. Future lease commitments are as follows: 2016, $1,287; 2017, $886; 2018, $580; 2019, $339; 2020, $102.

     RETIREMENT PLANS

     Effective December 1, 2014, the Company changed the sponsorship of the defined benefit pension plan to OneAmerica.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     FEDERAL INCOME TAXES

     Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, NewOhio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

     Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with Statement of Statutory Accounting Principle No. 5R, LIABILITIES, CONTINGENCIES AND IMPAIRMENTS OF ASSETS. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $5,097 and $4,014 as of December 31, 2015 and 2014, respectively.

     Refer to Note 10 - FEDERAL INCOME TAXES for additional detail.

     REINSURANCE RECEIVABLES

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

     DERIVATIVES

     The Company uses derivatives, including swaptions and option contracts, to manage risks associated with interest rate and changes in the estimated fair values of the Company's liabilities driven by the equity market. Management did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against changes in equity markets and a significant interest rate increase.

     Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value. Changes within fair value are included in the statements of changes in surplus. At the time the contracts expire or are terminated, any difference between the cash received and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities. Refer to Note 4 - INVESTMENTS for additional information.

     ESTIMATES

     The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

3. AFFILIATIONS, ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

     The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life's reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

     In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML's reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

     The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2015, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2015, statutory surplus was $426,867 and $47,452 for State Life and PML, respectively.

     AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2015 and 2014 for such services were $30,980 and $22,702, respectively.

     On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with corresponding reinsurance ceded amounts to ERAC, and under terms of the agreement, assets are being held in a trust to support liabilities. As a result of this transaction, a deferred gain of approximately $95 million ($125 million before tax) was generated and the gain was recorded in surplus. The net deferred gain balance at December 31, 2015 and 2014 was $29,176 and $32,777, respectively. The deferred gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $3,601 and $5,187 of deferred gain amortization in 2015 and 2014, respectively.

     The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

     The Company earned fees of $1,087 and $1,785 in 2015 and 2014, respectively from OAS. OAS provided certain administrative services to AUL for fees of $1,179 and $929 in 2015 and 2014, respectively. The Company made no capital contributions to OAS in 2015 and $500 in 2014.

     The Company earned fees of $433 in 2015 and 2014 from RMS. The Company made noncash capital contributions to RMS of $4,000 and $2,500 in 2015 and 2014, respectively. During 2015 and 2014, the Company recognized a realized impairment loss of $3,334 and $3,616, respectively on its investment in RMS.

     AUL is the sole beneficiary in Lake County Trust (LCT), an Indiana land trust. In 2015, LCT provided a $5,800 return of capital to the Company. There was no return of capital in 2014.

     The Company began providing administrative and management services to an affiliate, OneAmerica Retirement Services (OARS) in 2015 for $1,264.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $9,015 and $9,212 in 2015 and 2014, respectively. OAM also provides investment management services to AUL and fees for this service were $8,791 and $9,456 in 2015 and 2014, respectively.

     In 2015, the Company formed MRO-A, LLC in order to facilitate the transfer of management of the mineral rights portfolios.

     Intercompany services are settled monthly.

4. INVESTMENTS

     The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

                                                                                           UNREALIZED             ESTIMATED
                                                                    ADMITTED      ----------------------------       FAIR
      2015                                                            VALUE           GAINS          LOSSES         VALUE
      ---------------------------------------------------------   -------------   -------------   ------------   ------------
      U.S. government bonds                                       $     917,961   $      46,937   $      4,608   $    960,290
      All other government bonds                                         26,448           2,774            328         28,894
      Special revenue and special assessment                            678,016          46,379          3,761        720,634
      Hybrid bonds                                                       37,579           1,395          3,258         35,716
      Industrial and miscellaneous                                    7,128,233         319,303        160,717      7,286,819
                                                                  -------------   -------------   ------------   ------------
                                                                  $   8,788,237   $     416,788   $    172,672   $  9,032,353
                                                                  =============   =============   ============   ============

                                                                                           UNREALIZED             ESTIMATED
                                                                    ADMITTED      ----------------------------       FAIR
      2014                                                            VALUE           GAINS          LOSSES         VALUE
      ---------------------------------------------------------   -------------   -------------   ------------   ------------
      U.S. government bonds                                       $     805,838   $      53,522   $      5,122   $    854,238
      All other government bonds                                          8,380           1,861             --         10,241
      Special revenue and special assessment                            698,927          58,839          1,566        756,200
      Hybrid bonds                                                       33,844           6,300             48         40,096
      Industrial and miscellaneous                                    6,662,192         542,431         30,195      7,174,428
                                                                  -------------   -------------   ------------   ------------
                                                                  $   8,209,181   $     662,953   $     36,931   $  8,835,203
                                                                  =============   =============   ============   ============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company's investment in bonds' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

                                                LESS THAN                       12 MONTHS
                                                12 MONTHS                        OR MORE                          TOTAL
                                      -----------------------------   -----------------------------   -----------------------------
      2015                                FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
      DESCRIPTION OF SECURITIES           VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
      ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
      U.S. government bonds           $     204,789   $       3,070   $      50,295   $       1,538   $     255,084   $       4,608
      All other government bonds              8,357             328              --              --           8,357             328
      Special revenue and assessment        132,272           3,761              --              --         132,272           3,761
      Hybrid bonds                           26,574           2,978           2,135             280          28,709           3,258
      Industrial and miscellaneous        2,393,476         114,698         236,190          46,019       2,629,666         160,717
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      $   2,765,468   $     124,835   $     288,620   $      47,837   $   3,054,088   $     172,672
                                      =============   =============   =============   =============   =============   =============

                                                LESS THAN                       12 MONTHS
                                                12 MONTHS                        OR MORE                          TOTAL
                                      -----------------------------   -----------------------------   -----------------------------
      2014                                FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
      DESCRIPTION OF SECURITIES           VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
      ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
      U.S. government bonds           $       8,944   $          65   $     152,375   $       5,057   $     161,319   $       5,122
      Special revenue and assessment         42,711             790          50,376             776          93,087           1,566
      Hybrid bonds                            2,367              48              --              --           2,367              48
      Industrial and miscellaneous          321,634           7,184         637,142          23,011         958,776          30,195
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      $     375,656   $       8,087   $     839,893   $      28,844   $   1,215,549   $      36,931
                                      =============   =============   =============   =============   =============   =============

     At December 31, 2015, the Company owned $765,411 of energy sector securities out of a total bond portfolio of $8,788,237. These energy sector securities had accumulated net unrealized losses of $55,036.

     In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. There were no bond impairments related to other-than-temporary declines in fair value in 2015 or 2014.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The admitted value and estimated fair value of bonds at December 31, 2015, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                                                                  ESTIMATED
                                                                                                ADMITTED            FAIR
                                                                                                  VALUE             VALUE
                                                                                             ---------------   ---------------
      Due in one year or less                                                                $       278,411   $       283,168
      Due after one year through five years                                                        1,781,257         1,883,002
      Due after five years through ten years                                                       2,854,285         2,853,221
      Due after ten years                                                                          2,045,525         2,110,234
                                                                                             ---------------   ---------------
                                                                                                   6,959,478         7,129,625
      Mortgage-backed securities                                                                   1,828,759         1,902,728
                                                                                             ---------------   ---------------
                                                                                             $     8,788,237   $     9,032,353
                                                                                             ===============   ===============

     Proceeds from sales of investments in bonds during 2015 were $453,808. Gross gains of $4,014 and gross losses of $7,153 were realized on those disposals. Proceeds from sales of investments in bonds during 2014 were $439,010. Gross gains of $10,614 and gross losses of $3,980 were realized on those disposals.

     Loan-backed securities owned at December 31, 2015 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

          The aggregate amount of unrealized losses:
                                                                                 Less than 12 Months           $        10,811
                                                                                 12 Months or Longer           $         1,860

          The aggregate related fair value of securities with unrealized losses:
                                                                                 Less than 12 Months           $       445,964
                                                                                 12 Months or Longer           $        70,080

     Total capital gains(losses) of ($3,249) and $6,337 before tax were transferred to IMR in 2015 and 2014, respectively.

     At December 31, 2015 and 2014, the common stock unrealized appreciation of $2,234 and $3,537, respectively, is comprised of $3,702 and $4,222 of unrealized gains and $1,468 and $685 of unrealized losses and has been reflected directly in surplus. There was a change in the unrealized appreciation of common stocks of ($1,303) and $354 in 2015 and 2014, respectively. In 2015 the Company reported stock impairments related to other-than-temporary declines in market values of $264. The amount was reported as a realized loss. The book value of the impaired stock was $455 at the time of write-down. There were no impaired unaffiliated stocks in 2014.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Net investment income consists of the following:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Interest                                                                                $       513,713   $       502,497
     Dividends                                                                                         3,787             3,253
     Rents                                                                                            16,425            15,487
     Other                                                                                             3,785             4,337
                                                                                             ---------------   ---------------
        Gross investment income                                                                      537,710           525,574

     Less investment expenses                                                                         34,876            34,679
                                                                                             ---------------   ---------------
        Net investment income                                                                $       502,834   $       490,895
                                                                                             ===============   ===============

     There was no nonadmitted accrued investment income at December 31, 2015 or 2014.

     At December 31, 2015 and 2014, investments in bonds with an admitted asset value of $5,924 and $5,926, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

     AUL had outstanding private placement commitments of approximately $29,204 and $32,391 at December 31, 2015 and 2014, respectively. AUL had outstanding commitments on its Other invested assets portfolio of $55,000 and $0 at December 31, 2015 and 2014, respectively.

     AUL held one structured note at December 31, 2015 and 2014 with the following values. This is not a mortgage-referenced security.

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
       Actual cost                                                                           $         6,962   $         6,962
       Fair value                                                                                      6,970             6,736
       Book/adjusted carrying value                                                                    6,967             6,966

     Reported values for subsidiary controlled and affiliated investments:

                                                                                                                      NAIC
                                                                                                                   DISALLOWED
                                                                                                                    ENTITY'S
                                                                                                                   VALUATION
                                                                                          NAIC                      METHOD,
                                                                 DATE OF                RESPONSE        NAIC      RESUBMISSION
                          GROSS      NONADMITTED    ADMITTED    FILING TO    TYPE OF    RECEIVED     VALUATION      REQUIRED
     DESCRIPTION          ASSET        AMOUNT        ASSET        NAIC       FILING       (Y/N)        AMOUNT        (Y/N)
     -----------------  ----------  -------------  ----------  -----------  ---------  -----------  ------------  ------------
     RMS                $       --  $          --  $       --   5/29/2015     Sub-2         Y       $         --       N
     OAS                     1,629             --       1,629   5/29/2015     Sub-2         Y              1,309       N
     LCT                    16,927             --      16,927      N/A         N/A         N/A               N/A      N/A
     MRO-A                      69             69          --      N/A         N/A         N/A               N/A      N/A
                        ----------  -------------  ----------
                 Total  $   18,624  $          69  $   18,556
                        ==========  =============  ==========

     No filing with the NAIC is required as LCT and MRO-A are not stock investments.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     MORTGAGE LOANS

     AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2015, the largest geographic concentration of commercial mortgage loans was in the Midwest, where approximately 27 percent of the portfolio was invested.

     The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                            AMOUNT          % OF TOTAL           AMOUNT          % OF TOTAL
                                                        ---------------   ---------------    ---------------   ---------------
     Apartments                                         $       243,824              16.1%   $       159,848              11.0%
     Industrial/warehouse                                       345,189              22.8%           356,282              24.6%
     Medical office                                              47,072               3.1%            57,635               4.0%
     Office                                                     188,549              12.4%           217,767              15.0%
     Retail                                                     625,948              41.2%           583,180              40.3%
     Other                                                       66,180               4.4%            73,007               5.0%
                                                        ---------------   ---------------    ---------------   ---------------
        Subtotal gross mortgage loans                         1,516,762             100.0%         1,447,719             100.0%
     Valuation allowance                                         (1,010)                                (850)
                                                        ---------------                      ---------------
     Balance, end of year                               $     1,515,752                      $     1,446,869
                                                        ===============                      ===============

     During 2015, the minimum and maximum lending rates for mortgage loans were
     2.9 percent and 5.7 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 70.5 percent. At December 31, 2015 and 2014, the Company held one mortgage with overdue interest. Interest due between 90 and 179 days was $7 and $17 at December 31, 2015 and 2014, respectively. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total.

     Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Allowance for losses, beginning of year                                                 $           850   $           893
     Addition to the allowance for losses                                                                160                99
     Reductions                                                                                           --              (142)
     Charge-offs, net of recoveries                                                                       --                --
                                                                                             ---------------   ---------------
     Allowance for losses, end of year                                                       $         1,010   $           850
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowances for losses at December 31, are as follows:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                            UNPAID                               UNPAID
                                                           PRINCIPAL          RELATED           PRINCIPAL          RELATED
                                                            BALANCE          ALLOWANCE           BALANCE          ALLOWANCE
                                                        ---------------   ---------------    ---------------   ---------------
     Apartments                                         $       243,824   $            --    $       159,848   $            --
     Industrial/warehouse                                       345,189              (265)           356,282              (105)
     Medical office                                              47,072                --             57,635                --
     Office                                                     188,549                --            217,767                --
     Retail                                                     625,948              (745)           583,180              (745)
     Other                                                       66,180                --             73,007                --
                                                        ---------------   ---------------    ---------------   ---------------
     Balance, end of year                               $     1,516,762   $        (1,010)   $     1,447,719   $          (850)
                                                        ===============   ===============    ===============   ===============

     The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

     The Company utilizes the NAIC Risk Based Capital commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     CM1 - highest quality                                                                   $     1,420,513   $     1,302,675
     CM2 - high quality                                                                               78,257           123,694
     CM3 - medium quality                                                                             16,029            19,297
     CM4 - low medium quality                                                                          1,844             1,908
     CM5 - low quality                                                                                    --                --
                                                                                             ---------------   ---------------
        Subtotal - CM category                                                                     1,516,643         1,447,574
     Residential - not categorized                                                                       119               145
     Valuation adjustment                                                                             (1,010)             (850)
                                                                                             ---------------   ---------------
        Total                                                                                $     1,515,752   $     1,446,869
                                                                                             ===============   ===============

     Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower,

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2015 or 2014.

     The Company did not restructure any mortgage loans in 2015 or 2014.

     AUL had outstanding mortgage loan commitments of approximately $118,025 and $116,915 at December 31, 2015 and 2014, respectively.

     DERIVATIVES

     The Company uses derivatives, including swaptions and option contracts, to manage risks associated with interest rates and changes in the estimated fair values of the Company's liabilities driven by the equity market. The value of these derivatives are derived from interest rates or financial indices and are contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within 'Other invested assets' or liabilities within 'Other liabilities'. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participation rates and caps are set by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

     The Company uses swaptions as an economic hedge to protect against a significant interest rate increase which could result in realized capital losses. In 2014, the Company entered into an OTC put option transaction as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities, which expired in 2015.

     As of December 31, 2015, the fair value of derivative assets and liabilities were $5,563 and $2,724, respectively. As of December 31, 2014, the fair value of derivative assets and liabilities were $10,969 and $4,340, respectively. The change in fair value resulted in an unrealized loss of $2,825 and $1,555 as of December 31, 2015 and 2014, respectively.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold.

     The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty. There are no derivative instruments with credit risk related contingent features that are in a net liability position on December 31, 2015.

     The Company received collateral from OTC counterparties in the amount of $2,950 and $6,200 at December 31, 2015 and 2014, respectively, and the Company delivered no collateral at December 31, 2015 or 2014. The Company maintained ownership of any collateral delivered. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities.

     The notional amounts and the fair market value of swaptions and option contracts at December 31 were as follows:

                                                                       2015                                2014
                                                        ----------------------------------   ---------------------------------
                                                           NOTIONAL         FAIR MARKET         NOTIONAL         FAIR MARKET
                                                        ---------------   ----------------   ---------------   ---------------
         Purchased S&P 500 Call Options                 $       167,400   $          5,563   $       106,000   $         8,033
         Written S&P 500 Call Options                           142,500             (2,724)           89,700            (4,340)
         Purchased S&P 500 Put Options                               --                 --           100,000             2,903
         Swaptions                                              650,000                 --           900,000                33
                                                                          ----------------                     ---------------
         Net Fair Market Value                                            $          2,839                     $         6,629
                                                                          ================                     ===============

     Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the statutory statements of operations. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

                                                                                                                  ADMITTED
                                                                                                                RESTRICTED TO
                                                              TOTAL GENERAL ACCOUNT                                 TOTAL
                                                        ---------------------------------        CHANGE           ADMITTED
     RESTRICTED ASSET CATEGORY                               2015              2014           BETWEEN YEARS        ASSETS
     -------------------------------------------------  ---------------   ---------------    ---------------   ---------------
     Letter stock or securities restricted as to sale   $        47,385   $        45,383    $         2,002                 0%
     On deposit with states                                       5,924             5,926                 (2)                0%
     Bonds held for the Federal Home Loan Bank of
        Indianapolis collateral                                 480,277           474,721              5,556                 2%
     Bonds held for assumed reinsurance                         208,752           229,216            (20,464)                1%
     Mortgage loans held for the Federal Home Loan
        Bank of Indianapolis collateral                       1,106,655         1,010,100             96,555                 5%
                                                        ---------------   ---------------    ---------------   ---------------
     Total Restricted Assets                            $     1,848,993   $     1,765,346    $        83,647                 8%
                                                        ===============   ===============    ===============   ===============

5. REAL ESTATE

     AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation of $1,230 and $1,230 for investment properties and $110,520 and $106,304 for the home office at December 31, 2015 and 2014, respectively. Depreciation expense on real estate amounted to $4,208 and $4,497 in 2015 and 2014, respectively.

     Income from real estate for 2015 and 2014 includes $4,735 and $4,665, respectively, for AUL's occupancy of its own building.

     The Company reported no real estate acquired in satisfaction of debt in either 2015 or 2014.

6. RESERVE FOR POLICY BENEFITS

     Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

     In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

     Reserves on older substandard traditional policies are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

     The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $817,965 and $815,200 as of December 31, 2015 and 2014, respectively. The amount of the related reserve was $5,576 and $4,845 as of December 31, 2015 and 2014, respectively.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

     These reserves consisted of the following at December 31:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Life and accident and health reserves
        Individual, group and credit life policies                                           $     2,634,497   $     2,519,776
        Annuities and deposit administration funds                                                 6,894,112         6,303,337
        Accident and health and other reserves                                                     1,365,770         1,285,348
     Less reinsurance ceded                                                                       (2,117,857)       (2,052,076)
                                                                                             ---------------   ---------------
                                                                                             $     8,776,522   $     8,056,385
                                                                                             ===============   ===============

     The withdrawal characteristics of the Company's annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                            AMOUNT          % OF TOTAL           AMOUNT          % OF TOTAL
                                                        ---------------   ---------------    ---------------   ---------------
     Subject to discretionary withdrawal
        With market value adjustment                    $     2,343,170              11.6%   $     2,372,597              11.8%
        At book value less surrender charges                    405,126               2.0%           424,745               2.1%
        At market value                                      12,175,136              60.1%        12,707,897              62.7%
                                                        ---------------   ---------------    ---------------   ---------------
                                                             14,923,432              73.7%        15,505,239              77.8%
     Subject to discretionary withdrawal without
        adjustment
        At book value without adjustment                      3,331,929              16.4%         3,187,967              15.8%
     Not subject to discretionary withdrawal                  2,013,126               9.9%         1,432,730               7.1%
                                                        ---------------   ---------------    ---------------   ---------------

                                                        $    20,268,487             100.0%   $    20,125,936             100.0%
     Less reinsurance ceded                                          --                                   --
                                                        ---------------                      ---------------

                                                        $    20,268,487                      $    20,125,936
                                                        ===============                      ===============

7. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policyowners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                             GROSS        NET OF LOADING          GROSS        NET OF LOADING
                                                        ---------------   ---------------    ---------------   ---------------
     TYPE OF BUSINESS
        Ordinary new business                           $         5,947   $         3,025    $         5,755   $         2,509
        Ordinary renewal                                         43,940            49,189             40,185            44,982
        Group life                                                  238               238               (148)             (148)
                                                        ---------------   ---------------    ---------------   ---------------
                                                        $        50,125   $        52,452    $        45,792   $        47,343
                                                        ===============   ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company's underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $10,116 and $8,771 at December 31, 2015, and 2014, respectively. This represented 6.5 percent and 6.0 percent of the total net premiums written for group life and health in 2015 and 2014, respectively.

8. SEPARATE ACCOUNTS

     Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

     The Company's Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     PRODUCT
        Life insurance                                                                       $       128,108   $       146,026
        Individual annuities                                                                         636,415           746,291
        Group annuities                                                                           11,548,014        11,972,568
                                                                                             ---------------   ---------------
          Total                                                                              $    12,312,537   $    12,864,885
                                                                                             ===============   ===============

     A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
   Transfers as reported in the statements of operations of the separate accounts:
      Transfers to separate accounts                                                         $     2,169,558   $     2,191,549
      Transfers from separate accounts                                                             2,513,192         2,214,200
                                                                                             ---------------   ---------------
          Net separate account transfers as reported in the statements of operations         $      (343,634)  $       (22,651)
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Premiums, considerations or deposits                                                    $     2,169,558   $     2,191,549
                                                                                             ---------------   ---------------
     Reserves at December 31
        For accounts with assets at
          Market value                                                                       $    12,302,474   $    12,852,077
          Amortized cost                                                                                  --                --
                                                                                             ---------------   ---------------
             Total reserves                                                                  $    12,302,474   $    12,852,077
                                                                                             ---------------   ---------------
     By withdrawal characteristics
        Subject to discretionary withdrawal                                                  $            --   $            --
          With market value adjustment                                                                    --                --
          At book value without market value adjustment and with current surrender
            charge of 5% or more                                                                          --                --
          At market value                                                                         12,302,457        12,852,058
          At book value without market value adjustment and with current surrender
            charge of less than 5%                                                                        --                --
                                                                                             ---------------   ---------------
                                                                                                  12,302,457        12,852,058
        Not subject to discretionary withdrawal                                                           17                19
                                                                                             ---------------   ---------------
             Total                                                                           $    12,302,474   $    12,852,077
                                                                                             ===============   ===============

9. EMPLOYEES' AND AGENTS' BENEFIT PLANS

     December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

     The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants' contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company's contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     A summary of assets and obligations of the Pension and Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

                                                                   OVERFUNDED                           UNDERFUNDED
                                                        ---------------------------------    ---------------------------------
                                                             2015              2014               2015              2014
                                                        ---------------   ---------------    ---------------   ---------------
     CHANGE IN BENEFIT OBLIGATION
        Pension benefits
          Benefit obligation at beginning of year       $            --   $       228,512    $            --   $            --
          Service cost                                               --             7,363                 --                --
          Interest cost                                              --            10,694                 --                --
          Contribution by plan participants                          --                --                 --                --
          Actuarial (gain) loss                                      --                --                 --                --
          Benefits paid                                              --            (5,783)                --                --
          Plan amendments                                            --                --                 --                --
          Business combinations, divestitures,
             curtailments, settlements and special
             termination benefits                                    --                --                 --                --
          Transfer to parent                                         --          (240,786)                --                --
                                                        ---------------   ---------------    ---------------   ---------------
               Benefit obligation at end of year        $            --   $            --    $            --   $            --
                                                        ===============   ===============    ===============   ===============
        Postretirement benefits
          Benefit obligation at beginning of year       $            --   $            --    $        57,373   $        47,479
          Service cost                                               --                --              1,118               825
          Interest cost                                              --                --              2,461             2,439
          Contribution by plan participants                          --                --              1,367             1,315
          Actuarial loss                                             --                --              1,575             9,845
          Benefits paid                                              --                --             (4,490)           (4,282)
          Plan amendments                                            --                --                 --              (248)
          Business combinations, divestitures,
             curtailments, settlements and special
             termination benefits                                    --                --                 --                --
                                                        ---------------   ---------------    ---------------   ---------------
               Benefit obligation at end of year        $            --   $            --    $        59,404   $        57,373
                                                        ===============   ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

                                                                PENSION BENEFITS                  POSTRETIREMENT BENEFITS
                                                        ---------------------------------    ---------------------------------
                                                             2015              2014               2015              2014
                                                        ---------------   ---------------    ---------------   ---------------
     CHANGE IN PLAN ASSETS
        Fair value of plan assets at beginning of
          year                                          $            --   $       229,466    $            --   $            --
        Actual return on plan assets                                 --            16,401                 --                --
        Employer contribution                                        --                --              3,123             2,967
        Plan participants' contributions                             --                --              1,367             1,315
        Benefits paid                                                --            (5,783)            (4,490)           (4,282)
        Transfer to parent                                           --          (240,084)                --                --
                                                        ---------------   ---------------    ---------------   ---------------
             Fair value of plan assets at end of year   $            --   $            --    $            --   $            --
                                                        ===============   ===============    ===============   ===============

     FUNDED STATUS
        Overfunded
          Asset (nonadmitted)
             Prepaid benefit costs                      $            --   $            --    $            --   $            --
             Overfunded plan assets                                  --                --                 --                --
             Total assets (nonadmitted)                 $            --   $            --    $            --   $            --
        Underfunded
          Liabilities recognized
             Accrued benefit costs                      $            --   $            --    $        49,312   $        47,433
             Liability for pension benefits                          --                --             10,092             9,940
             Total liabilities recognized               $            --   $            --    $        59,404   $        57,373
          Unrecognized liabilities                      $            --   $            --    $            --   $            --

     COMPONENTS OF NET PERIODIC BENEFIT COST
        Service cost                                    $            --   $         7,363    $         1,118   $           825
        Interest cost                                                --            10,694              2,461             2,439
        Expected return on plan assets                               --           (16,583)                --                --
        Transition asset or obligation                               --                --                 --                --
        (Gains) and losses                                           --             1,296                844              (184)
        Prior service cost or credit                                 --             1,268                377               377
        Gain or loss recognized due to a settlement
          or curtailment                                             --                --                 --                --
                                                        ---------------   ---------------    ---------------   ---------------
             Total net periodic benefit cost            $            --   $         4,038    $         4,800   $         3,457
                                                        ===============   ===============    ===============   ===============

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Items not yet recognized as a component of
          net periodic cost - prior year                $            --   $       (36,192)   $        (8,430)  $          (169)
        Net transition asset or obligation recognized                --                --                 --                --
        Net prior service cost or credit arising
          during the period                                          --                --                 --                --
        Net prior service cost or credit recognized                  --                --                377               377
        Net gain and loss arising during the period                  --                --               (527)           (8,454)
        Net gain and loss recognized or transferred
          to parent                                                  --            36,192                844              (184)
        Items not yet recognized as a component of
          net periodic cost - current year              $            --   $            --    $        (7,736)  $        (8,430)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) EXPECTED TO BE RECOGNIZED IN THE NEXT FISCAL YEAR AS COMPONENTS OF NET PERIODIC BENEFIT
        COST
        Net transition asset or obligation              $            --   $            --    $            --   $            --
        Net prior service cost or credit                             --                --               (377)             (377)
        Net recognized gains and (losses)                            --                --              1,077              (555)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) THAT HAVE NOT YET BEEN RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Net transition asset or obligation              $            --   $            --    $            --   $            --
        Net prior service cost or credit                             --                --             (1,600)           (1,976)
        Net recognized gains and (losses)                            --                --             (6,136)           (6,454)

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Weighted-average assumptions used to determine net periodic benefit cost at December 31:

                                                                                                      OTHER BENEFITS
                                                                                             ---------------------------------
                                                                                                  2015              2014
                                                                                             ---------------   ---------------
         Discount rate                                                                                  4.20%             5.15%
         Expected long-term return on plan assets                                                         --                --
         Rate of compensation increase                                                                  6.00%             6.00%

     Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                                                      OTHER BENEFITS
                                                                                             ---------------------------------
                                                                                                  2015              2014
                                                                                             ---------------   ---------------
         Discount rate                                                                                  4.32%*            4.20%
         Rate of compensation increase                                                                  6.00%             6.00%

----------
          *THE TABLE ABOVE ILLUSTRATES A WEIGHTED AVERAGE. THE ACTUAL DISCOUNT RATE IS 4.33% AND $4.30% ON THE SUPPLEMENTAL DEFINED BENEFIT AND THE POST-RETIREMENT BENEFIT PLANS, RESPECTIVELY.

     Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

     For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2015 rate of 6.50% until the ultimate rate of 5.00% is reached in 2021.

     The Company expects to contribute $3,671 to its other postretirement benefit plans in 2016.

     OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company's share of net periodic benefit costs were $12,304 and $3,843 for 2015 and 2014, respectively. The Company has no legal obligation for benefits under this plan.

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                                                    OTHER
                                                                                                                  BENEFITS
                                                                                                               ---------------
       2016                                                                                                    $         3,671
       2017                                                                                                              3,655
       2018                                                                                                              3,638
       2019                                                                                                              3,621
       2020                                                                                                              3,626
       Years 2021-2025                                                                                                  18,788

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. The Company's contribution to the plan was $3,023 and $2,627 for 2015 and 2014, respectively. As of December 31, 2015, the fair value of the plan assets was $251,594.

     The Company sponsors a retirement profit sharing plan that covers substantially all of its career agents, except for the general agents. The Company contribution is allocated among eligible agents based upon their proportion of compensation in relation to the total compensation of eligible participants. Career agents are eligible on the first day of the plan year coinciding with or following 6 months of service and the attainment of age 20 1/2. Vesting is based on years of service, with full vesting after 3 years of service. The Company's contribution for the 2015 plan year is expected to be approximately $700 and will be deposited in the 1st quarter of 2016. The Company's contribution for the 2014 plan year was $700. As of December 31, 2015, the fair value of the plan assets was $25,064.

     The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company's share of net periodic benefit cost for other postretirement benefit plans was $6,374 and $4,581 for 2015 and 2014, respectively. The Company has the legal obligation for benefits under these plans.

     The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within "accrued commissions and general expenses" on the Statements of Admitted Assets, Liabilities and Surplus.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

10. FEDERAL INCOME TAXES

     The components of the net deferred tax asset recognized in the Company's Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

                                                                                                  2015
                                                                          ----------------------------------------------------
                                                                             ORDINARY            CAPITAL            TOTAL
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       167,264    $         5,422   $       172,686
     Less: valuation allowance                                                         --                 --                --
                                                                          ---------------    ---------------   ---------------
     Adjusted gross deferred tax asset                                            167,264              5,422           172,686
     Deferred tax asset nonadmitted                                               (68,638)                --           (68,638)
                                                                          ---------------    ---------------   ---------------
     Subtotal net admitted deferred tax asset                                      98,626              5,422           104,048
     Deferred tax liabilities                                                     (40,968)            (7,348)          (48,316)
                                                                          ---------------    ---------------   ---------------
     Net admitted deferred tax asset                                      $        57,658    $        (1,926)  $        55,732
                                                                          ===============    ===============   ===============

        Increase in nonadmitted tax asset                                                                      $       (21,025)

                                                                                                  2014
                                                                          ----------------------------------------------------
                                                                             ORDINARY            CAPITAL            TOTAL
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       140,904    $         5,363   $       146,267
     Less: valuation allowance                                                         --                 --                --
                                                                          ---------------    ---------------   ---------------
     Adjusted gross deferred tax asset                                            140,904              5,363           146,267
     Deferred tax asset nonadmitted                                               (47,613)                --           (47,613)
                                                                          ---------------    ---------------   ---------------
     Subtotal net admitted deferred tax asset                                      93,291              5,363            98,654
     Deferred tax liabilities                                                     (40,301)            (6,222)          (46,523)
                                                                          ---------------    ---------------   ---------------
     Net admitted deferred tax asset                                      $        52,990    $          (859)  $        52,131
                                                                          ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The admitted deferred tax asset is determined from the following components at December 31:

                                                         2015                                         2014
                                     --------------------------------------------  --------------------------------------------
                                       ORDINARY        CAPITAL          TOTAL        ORDINARY        CAPITAL         TOTAL
                                     -------------   ------------   -------------  -------------  -------------   -------------
     Admission calculation
        components: SSAP 101
        (Paragraph 11)
     (a) Federal income taxes paid
        in prior years recoverable
        through loss carrybacks      $      51,904   $      1,418   $      53,322  $      46,249  $       1,637   $     47,886
     (b) Adjusted gross deferred
        tax assets expected to be
        realized after the
        application of the
        threshold limitation                 2,410             --           2,410          4,245             --          4,245
     (i) Adjusted gross deferred
        tax assets expected to be
        realized following the
        balance sheet date                   2,410             --           2,410          4,245             --          4,245
     (ii)Adjusted gross deferred
        tax assets allowed per
        limitation                              --             --         129,197             --             --        144,382
     (c) Adjusted gross deferred
        tax assets (excluding the
        amount of deferred tax
        assets from (a) and (b)
        above offset by gross
        deferred tax liabilities            44,312          4,004          48,316         42,797          3,726         46,523

     Deferred tax assets admitted
        as the result of the
        application of SSAP No. 101
        (a+b+c)                      $      98,626   $      5,422   $     104,048  $      93,291  $       5,363   $     98,654

     Ratio percentage used to
        determine recovery period
        and threshold                                                         852%                                        1012%

     Amount of adjusted capital and
        surplus used to determine
        recovery period and
        threshold amount                                            $     956,830                                 $  1,050,912

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:


                                                    2015                           2014                         CHANGE
                                        ----------------------------   ----------------------------  ----------------------------
                                          ORDINARY        CAPITAL        ORDINARY        CAPITAL       ORDINARY        CAPITAL
                                        -------------   ------------   -------------  -------------  -------------   ------------
     Adjusted gross DTAs                $     167,264   $      5,422   $     140,904  $       5,363  $      26,360   $         59
     Percentage of adjusted gross
        DTA by tax character
        attributable to the impact
        of tax planning strategies                0.0%           0.0%            0.0%           0.0%           0.0%           0.0%
     Net admitted adjusted gross DTAs          98,626          5,422          93,291          5,363          5,335             59
     Percentage of adjusted net
        admitted adjusted gross
        DTAs by tax character
        admitted because of the
        impact of tax planning
        strategies                                0.8%           0.0%            0.8%           0.0%           0.0%           0.0%

     The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the Change in Nonadmitted Assets) at December 31:

                                                                               2015               2014             CHANGE
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       172,686    $       146,267   $        26,419
     Deferred tax liabilities                                                     (48,316)           (46,523)           (1,793)
                                                                          ---------------    ---------------   ---------------
          Net deferred tax asset                                                  124,370             99,744            24,626
     Tax effect of unrealized gains                                                (6,006)            (5,381)             (625)
                                                                          ---------------    ---------------   ---------------
     Net deferred income tax asset, excluding unrealized gains            $       130,376    $       105,125   $        25,251
                                                                          ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     DEFERRED TAX ASSETS
        Discounting of unpaid losses                                                    $             58   $            65
        Policyholder reserves                                                                     70,503            49,310
        Investments                                                                                   --               524
        Deferred acquisition costs                                                                29,794            27,912
        Policyholder dividend accrual                                                              5,088             5,109
        Fixed and amortizable assets                                                              13,525            10,131
        Compensation and benefits accrual                                                         30,795            29,989
        Receivables nonadmitted                                                                    6,054             7,506
        Other                                                                                     11,447            10,358
                                                                                        ----------------   ---------------
             Ordinary deferred tax assets                                                        167,264           140,904
             Nonadmitted deferred tax assets                                                     (68,638)          (47,613)
                                                                                        ----------------   ---------------
             Admitted ordinary deferred tax assets                                      $         98,626   $        93,291
        Capital
          Investments                                                                              5,422             5,363
          Nonadmitted                                                                                 --                --
                                                                                        ----------------   ---------------
             Admitted deferred tax assets                                               $        104,048   $        98,654

     DEFERRED TAX LIABILITIES
        Investments                                                                     $         10,662   $        12,602
        Fixed assets                                                                               8,398             8,565
        Deferred and uncollected premium                                                          17,448            16,060
        Policyholder reserves                                                                        774               967
        Other                                                                                      3,686             2,107
                                                                                        ----------------   ---------------
             Ordinary deferred tax liabilities                                                    40,968            40,301
        Capital - investments                                                                      7,348             6,222
                                                                                        ----------------   ---------------
             Deferred tax liabilities                                                             48,316            46,523
                                                                                        ----------------   ---------------
             Net admitted deferred tax asset                                            $         55,732   $        52,131
                                                                                        ================   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate to income before federal income taxes at December 31:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     Tax expense at the federal statutory rate of 35%                                   $         12,474   $        25,903
     Tax preferenced investment income                                                            (9,501)           (9,394)
     Nondeductible expenses                                                                          758               671
     Change in interest maintenance reserve                                                       (1,896)           (2,418)
     Change in nonadmitted assets                                                                 (2,298)           (3,378)
     Elimination of statutory ceding commission amortization and capitalization                   (1,260)           (1,816)
     Provision to return adjustment                                                                  225               988
     Change in pension liability                                                                      --            (1,212)
     Other                                                                                           743              (696)
                                                                                        ----------------   ---------------
                                                                                        $           (755)  $         8,648
                                                                                        ================   ===============

     Federal and foreign income taxes incurred                                          $         24,496   $        21,965
     Change in net deferred income taxes                                                         (25,251)          (13,317)
                                                                                        ----------------   ---------------
          Total statutory income tax                                                    $           (755)  $         8,648
                                                                                        ================   ===============

     Federal income tax-operating                                                       $         26,896   $        21,108
     Federal income tax-capital gains (losses)                                                    (2,400)              857
                                                                                        ----------------   ---------------
          Federal income tax incurred                                                   $         24,496   $        21,965
                                                                                        ================   ===============

    The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

     2015                                                                                                  $        23,780
     2014                                                                                                  $        19,168
     2013                                                                                                  $        22,669

    A reconciliation of the beginning and ending liability for tax contingencies is as follows:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     Beginning of the year balance                                                      $          4,014   $         2,281
        Additions based on tax positions related to the current year                               1,391             1,626
        Additions based on tax positions related to prior years                                       96               107
        Decrease for settlements                                                                    (404)               --
                                                                                        ----------------   ---------------
     End of the year balance                                                            $          5,097   $         4,014
                                                                                        ================   ===============

     The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years. Subsequent to the balance sheet date the Company was apprised by the Internal Revenue Service of its intent to examine calendar years 2012-2014. It is possible that the unrecognized tax benefit liability will decrease $3,400 in the next twelve months as a result of a settlement with the tax authority. The amount of any settlement remains uncertain at this time.

11. REINSURANCE

     AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2015 and 2014, life reinsurance assumed was approximately 51 percent and 53 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 30 percent and 35 percent of gross life insurance premium income in 2015 and 2014, respectively. Premiums on accident and health reinsurance assumed were approximately 39 percent and 42 percent of gross accident and health premium income in 2015 and 2014, respectively.

     In 2014, the Company began ceding that portion of the total risk on an individual life in excess of $1,000. Prior to 2014, the amount ceded was in excess of $500. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     Reinsurance ceded on ordinary life in force                                        $     84,232,747   $    87,909,602
     Reinsurance ceded on group and credit life in force                                       3,923,233         3,849,256
     Life reinsurance premiums ceded                                                             190,201           223,444
     Accident and health reinsurance premiums ceded                                               78,168            80,737
     Reinsurance recoveries                                                                      317,401           308,599

     All AUL reinsurance agreements qualify for accounting as transfers of risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2015 and 2014 by $2,117,857 and $2,052,076, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2015 and 2014 by $100,576 and $97,906, respectively, for reinsurance ceded.

     Two reinsurers account for approximately 92 percent of AUL's December 31, 2015 ceded reserves for life, annuity and accident and health insurance. These insurers maintain A.M. Best ratings between A+ and A-. Management believes amounts recoverable from these reinsurers are collectable. The remainder of such ceded reserves is spread among numerous reinsurers.

     The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2015, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2015 or 2014.

     The Company did not commute any material ceded reinsurance 2015. In 2014 the Company commuted $5,656 of reserves ceded to Canada Life Assurance Company.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

12. DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2015 and 2014 was $234,947 and $212,936, respectively. MidAmerica does not have an exclusive contract with the Company.

13. RISK-BASED CAPITAL

     The NAIC requires companies to calculate Risk-based Capital ("RBC") to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2015, the Company's calculated RBC exceeded the minimum RBC requirements.

14. COMMITMENTS AND CONTINGENCIES

     Various lawsuits have arisen in the course of the Company's business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow.

15. SURPLUS NOTES AND SHAREHOLDER DIVIDENDS

     In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

     Interest is payable semiannually in March and September. Interest payments of $5,813 were approved and paid in 2015 and 2014. Total interest paid inception to date is $114,054.

     Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2015 and 2014 would have been $1,453.

     Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company's statutory surplus as of the most recently preceding December 31 or 100 percent of the Company's statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $91,537 in 2016.

     AUL paid a $100,000 ordinary dividend to its sole shareholder, OneAmerica, in 2015. The Company paid no dividends in 2014.

     The portion of unassigned surplus represented or reduced by each item below as of December 31, 2015 is as follows:

     Nonadmitted asset values                                                                              $      (120,010)
     Asset valuation reserve                                                                               $       (76,906)
     Net unrealized gain                                                                                   $        17,167
     Reinsurance recoverables from unauthorized companies                                                  $          (328)

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

16. FEDERAL HOME LOAN BANK OF INDIANAPOLIS

     In 2015, the Company entered into a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2015.

     The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2015 and 2014, the carrying value of the FHLBI Class B common stock was $47,385 and $45,383, respectively. The carrying value of the FHLBI common stock approximates fair value.

     Funding Agreements associated with the FHLBI totaled $1,035,120 and $957,340 as of December 31, 2015 and 2014, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,036,111 and $958,399 at December 31, 2015 and 2014, respectively. Interest paid was $22,578 and $21,036 in 2015 and 2014, respectively.

     The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,635,118 and $1,556,275 at December 31, 2015 and 2014, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $1,747,599.

     The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $28,133 at December 31, 2015.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

17. FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

     - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

     - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

     - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities; for example the FHLBI stock.

     In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

     The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

     The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative. The derivative assets and liabilities consist of swaptions and options contracts. The Company's derivative products are categorized as Level 2 in the fair value hierarchy.

     The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The table below presents the balances of assets measured at fair value as of December 31:


                                     QUOTED PRICES IN          SIGNIFICANT           SIGNIFICANT              TOTAL
                                      ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE              FAIR
     2015                                 LEVEL 1                LEVEL 2               LEVEL 3                VALUE
     ----------------------------   -------------------    -------------------   -------------------   -------------------
     ASSETS
        Common stocks
          Industrial & misc         $            16,990    $                --   $            48,090   $            65,080
          Mutual funds                           20,852                     --                    --                20,852
                                    -------------------    -------------------   -------------------   -------------------
             Total common stocks                 37,842                     --                48,090                85,932
        Derivatives                                  --                  5,563                    --                 5,563
        Separate account assets *            12,312,537                     --                    --            12,312,537
                                    -------------------    -------------------   -------------------   -------------------
             Total Assets           $        12,350,379    $             5,563   $            48,090   $        12,404,032
                                    ===================    ===================   ===================   ===================
     LIABILITIES
        Derivatives                 $                --    $             2,724   $                --   $             2,724

                                     QUOTED PRICES IN          SIGNIFICANT           SIGNIFICANT              TOTAL
                                      ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE              FAIR
     2014                                 LEVEL 1                LEVEL 2               LEVEL 3                VALUE
     ----------------------------   -------------------    -------------------   -------------------   -------------------
     ASSETS
        Common stocks
          Industrial & misc         $            12,722    $                --   $            46,035   $            58,757
          Mutual funds                           12,763                     --                    --                12,763
                                    -------------------    -------------------   -------------------   -------------------
             Total common stocks                 25,485                     --                46,035                71,520
        Derivatives                                  --                 10,969                    --                10,969
        Separate account assets *            12,864,885                     --                    --            12,864,885
                                    -------------------    -------------------   -------------------   -------------------
             Total Assets           $        12,890,370    $            10,969   $            46,035   $        12,947,374
                                    ===================    ===================   ===================   ===================
     LIABILITIES
        Derivatives                 $                --    $             4,341   $                --   $             4,341

----------
     *SEPARATE ACCOUNT ASSETS REPRESENT SEGREGATED FUNDS THAT ARE INVESTED ON BEHALF OF CUSTOMERS. INVESTMENT RISKS ASSOCIATED WITH MARKET VALUE CHANGES ARE BORNE BY THE CUSTOMER.

     There were no transfers between Level 1 and Level 2 of the fair value hierarchy. The Company's policy is to recognize transfers between levels at amortized cost as of the beginning of the reporting period. The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

                                                                                                          COMMON STOCKS
                                                                                                        INDUSTRIAL & MISC
                                                                                                       -------------------
     BEGINNING BALANCE AT DECEMBER 31, 2013                                                            $            49,878
        Transfer into level 3                                                                                           --
        Transfer out of level 3                                                                                         --
        Total gains included in net income                                                                              --
        Total gains included in surplus                                                                                 37
        Purchases                                                                                                    7,228
        Issuances                                                                                                       --
        Sales                                                                                                      (11,108)
        Settlements                                                                                                     --
                                                                                                       -------------------
     ENDING BALANCE AT DECEMBER 31, 2014                                                               $            46,035
        Transfer into level 3                                                                                           --
        Transfer out of level 3                                                                                         --
        Total gains included in net income                                                                              --
        Total gains included in surplus                                                                                 53
        Purchases                                                                                                    2,650
        Issuances                                                                                                       --
        Sales                                                                                                         (648)
        Settlements                                                                                                     --
                                                                                                       -------------------
     ENDING BALANCE AT DECEMBER 31, 2015                                                               $            48,090
                                                                                                       ===================

     Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

     Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

     The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

     The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

     Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

     The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

                                                                                      2015
                                                  ----------------------------------------------------------------------------
                                                      FAIR          ADMITTED
                                                      VALUE           VALUE          LEVEL 1         LEVEL 2        LEVEL 3
                                                  -------------   -------------   -------------   -------------   ------------
     Assets
        Bonds                                     $   9,032,353   $   8,788,237   $     137,776   $   8,788,576   $    106,001
        Preferred stocks                                  9,625           9,533              --           9,625             --
        Common stocks                                    85,931          85,932          37,842              --         48,089
        Mortgage loans                                1,538,788       1,515,752              --              --      1,538,788
        Derivatives                                       5,563           5,563              --           5,563             --
        Other invested assets                            78,327          77,761              --           4,532         73,795
        Short-term investments                          137,003         137,003         137,000              --              3
        Corporate owned life insurance                   63,505          63,505              --          63,505             --
        Employee and agent trust                          5,152           5,152              --           5,152             --
        Separate account assets                      12,312,537      12,312,537      12,312,537              --             --
     Liabilities
        Derivatives                                       2,724           2,724              --           2,724             --
        Funding agreements                            1,046,226       1,036,111              --              --      1,046,226

                                                                                      2014
                                                  ----------------------------------------------------------------------------
                                                      FAIR          ADMITTED
                                                      VALUE           VALUE          LEVEL 1        LEVEL 2         LEVEL 3
                                                  -------------   -------------   -------------   ------------    ------------
     Assets
        Bonds                                     $   8,835,203   $   8,209,181   $      18,420   $  8,737,550    $     79,233
        Preferred stocks                                 11,033          11,033              --         11,033              --
        Common stocks                                    71,520          71,520          25,485             --          46,035
        Mortgage loans                                1,504,809       1,446,869              --             --       1,504,809
        Derivatives                                      10,969          10,969              --         10,969              --
        Other invested assets                            72,179          71,492              --          4,682          67,497
        Short-term investments                          127,000         127,000         127,000             --              --
        Corporate owned life insurance                   57,222          57,222              --         57,222              --
        Separate account assets                      12,864,885      12,864,885      12,864,885             --              --
     Liabilities
        Derivatives                                       4,341           4,341              --          4,341              --
        Funding agreements                              977,486         958,399              --             --         977,486

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

18. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events through March 24, 2016, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                             SUPPLEMENTAL SCHEDULES

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves:

Investment income earned
   Government bonds                                                                                            $        33,248
   Other bonds (unaffiliated)                                                                                          383,331
   Preferred stocks (unaffiliated)                                                                                         617
   Common stocks (unaffiliated)                                                                                          3,170
   Mortgage loans                                                                                                       82,585
   Real estate                                                                                                          16,425
   Premium notes, policy loans and liens                                                                                14,503
   Cash/short-term investments                                                                                              46
   Other invested assets                                                                                                 3,100
   Aggregate write-ins for investment income                                                                               685
                                                                                                               ---------------
     Gross investment income                                                                                   $       537,710
                                                                                                               ===============
Real estate owned--book value less encumbrances                                                                $        62,686
Mortgage loans--book value
   Residential mortgages                                                                                       $           119
   Commercial mortgages                                                                                              1,515,633
                                                                                                               ---------------
        Total mortgage loans                                                                                   $     1,515,752
                                                                                                               ===============
Mortgage loans by standing--book value
   Good standing                                                                                               $     1,514,168
   Good standing with restructured terms                                                                                 1,577
   Interest overdue more than three months, not in foreclosure                                                               7
   Foreclosure in process                                                                                                   --
                                                                                                               ---------------
        Total mortgage loans                                                                                   $     1,515,752
                                                                                                               ===============
Other long-term assets--statement value                                                                        $        83,436
Common stock of parent, subsidiary, and affiliates--book value                                                 $         1,629
Bonds and short-term investments by class and maturity
   Bonds by maturity--statement value
     Due within one year or less                                                                               $       607,901
     Over 1 year through 5 years                                                                                     2,273,798
     Over 5 years through 10 years                                                                                   3,304,928
     Over 10 years through 20 years                                                                                  1,532,919
     Over 20 years                                                                                                   1,205,694
                                                                                                               ---------------
        Total by maturity                                                                                      $     8,925,240
                                                                                                               ===============
   Bonds by class--statement value
     Class 1                                                                                                   $     5,248,316
     Class 2                                                                                                         3,353,574
     Class 3                                                                                                           270,759
     Class 4                                                                                                            48,918
     Class 5                                                                                                             3,673
     Class 6                                                                                                                --
                                                                                                               ---------------
          Total by class                                                                                       $     8,925,240
                                                                                                               ===============
   Total bonds publicly traded                                                                                 $     6,057,315
   Total bonds privately placed                                                                                $     2,867,925

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

Preferred stocks--statement value                                                                              $         9,533
Common stocks--market value                                                                                    $        87,561
Short-term investments--book value                                                                             $       137,003
Derivatives - statement value, net                                                                             $         2,839
Cash (overdraft) on deposit                                                                                    $       (31,645)
Life insurance in force, net of reinsurance
   Ordinary                                                                                                    $    10,439,928
   Credit life                                                                                                 $            --
   Group life                                                                                                  $    33,581,240
Amount of accidental death insurance in force under ordinary policies                                          $        40,356
Life insurance policies with disability provisions in force
   Ordinary                                                                                                    $         9,087
   Group life                                                                                                  $        30,111
Supplementary contracts
   Ordinary--not involving life contingencies
     Amount on deposit                                                                                         $        29,987
     Income payable                                                                                            $           283
   Ordinary--involving life contingencies
     Income payable                                                                                            $           234
   Group--not involving life contingencies
     Amount on deposit                                                                                         $            97

Annuities
   Ordinary
     Immediate--amount of income payable                                                                       $        22,773
     Deferred--fully paid account balance                                                                      $            14
     Deferred--not fully paid account balance                                                                  $     1,043,150
   Group
     Amount of income payable                                                                                  $        54,992
     Fully paid account balance                                                                                $       375,041
     Not fully paid account balance                                                                            $     4,884,649
Accident and health insurance--premiums in force
   Ordinary                                                                                                    $        56,427
   Group                                                                                                       $        87,413
   Credit                                                                                                      $           356

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

Deposit funds and dividend accumulations
   Deposit funds--account balance                                                                              $         5,390
   Dividend accumulations--account balance                                                                     $        47,346
Claim payments (by accident year)
   Group accident and health
     2015                                                                                                      $        19,485
     2014                                                                                                      $        10,305
     2013                                                                                                      $         2,641
     2012                                                                                                      $         1,218
     2011                                                                                                      $         1,224
     Prior                                                                                                     $        13,700
   Other accident and health
     2015                                                                                                      $            --
     2014                                                                                                      $            --
     2013                                                                                                      $            --
     2012                                                                                                      $            --
     2011                                                                                                      $            --
     Prior                                                                                                     $            --
   Other coverages that use developmental methods to calculate claims reserves

     2015                                                                                                      $            --
     2014                                                                                                      $            --
     2013                                                                                                      $            --
     2012                                                                                                      $            --
     2011                                                                                                      $            --
     Prior                                                                                                     $            --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

The Company's gross investment holdings as filed in the 2015 Annual Statement are $10,936,272.

                                                                                                   ADMITTED ASSETS AS REPORTED
                                                                     GROSS INVESTMENT HOLDINGS      IN THE ANNUAL STATEMENT
                                                                    ----------------------------  ----------------------------
                                                                       AMOUNT       PERCENTAGE       AMOUNT        PERCENTAGE
                                                                    -------------  -------------  -------------   ------------
INVESTMENT CATEGORIES
BONDS
   US Treasury Securities                                           $     139,344           1.27% $     139,344           1.27%
   U.S. Government agency and corporate obligations
     (excluding mortgage-backed securities)
     Issued by US Government agencies                                      26,473           0.24%        26,473           0.24%
     Issued by US Government-sponsored agencies                                --             --             --             --
   Foreign government (including Canada, excluding
     mortgage-backed securities)                                           13,004           0.12%        13,004           0.12%
   Securities issued by states, territories, and possessions and political subdivisions in the US
     State and territory and possession general obligations                10,122           0.09%        10,122           0.09%
     Political subdivisions of states, territories and
        possessions political subdivisions general obligations              3,322           0.03%         3,322           0.03%
     Revenue and assessment obligations                                   175,761           1.61%       175,761           1.61%
     Industrial development bonds and similar obligations                   7,499           0.07%         7,499           0.07%
   Mortgage-backed securities (including residential and
     commercial MBS)
     Pass-through securities
        Guaranteed by GNMA                                                  2,801           0.03%         2,801           0.03%
        Issued by FNMA and FHLMC                                            8,700           0.08%         8,700           0.08%
        Other pass-through securities                                     115,557           1.06%       115,557           1.06%
     CMOs and REMICs
        Issued by FNMA, FHLMC or GNMA                                   1,237,337          11.31%     1,237,337          11.31%
        Privately issued and collateralized by MBS issued or
          guaranteed by GNMA, FNMA, or FHLMC                                5,533           0.05%         5,533           0.05%
        All other privately issued                                        306,504           2.80%       306,504           2.80%
OTHER DEBT AND OTHER FIXED INCOME SECURITIES (EXCLUDING SHORT
   TERM)
   Unaffiliated domestic securities (includes credit tenant loans
     rated by the SVO)                                                  5,263,524          48.13%     5,263,524          48.13%
   Unaffiliated foreign securities                                      1,472,756          13.47%     1,472,756          13.47%
   Affiliated securities                                                       --             --             --             --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

                                                                                                   ADMITTED ASSETS AS REPORTED
                                                                     GROSS INVESTMENT HOLDINGS      IN THE ANNUAL STATEMENT
                                                                    ----------------------------  ----------------------------
                                                                       AMOUNT       PERCENTAGE       AMOUNT        PERCENTAGE
                                                                    -------------  -------------  -------------   ------------
EQUITY INTEREST
   Investments in mutual funds                                             18,871           0.17%        18,871           0.17%
   Preferred stocks
     Affiliated                                                                --             --             --             --
     Unaffiliated                                                           9,533           0.09%         9,533           0.09%
   Publicly traded equity securities (excluding preferred stocks)
     Affiliated                                                                --             --             --             --
     Unaffiliated                                                          18,971           0.17%        18,971           0.17%
   Other equity securities
     Affiliated                                                             1,629           0.01%         1,629           0.01%
     Unaffiliated                                                          48,090           0.44%        48,090           0.44%
   Other equity interests including tangible personal property under leases
     Affiliated                                                                --             --             --             --
     Unaffiliated                                                              --             --             --             --

MORTGAGE LOANS
   Construction and land development                                           --             --             --             --
   Agricultural                                                                --             --             --             --
   Single family residential properties                                       119           0.00%           119           0.00%
   Multifamily residential properties                                          --             --             --             --
   Commercial loans                                                     1,515,633          13.86%     1,515,633          13.86%

REAL ESTATE INVESTMENTS
   Property occupied by the company                                        62,686           0.57%        62,686           0.57%
   Property held for the production of income                                  --             --             --             --
   Property held for sale                                                      --             --             --             --
Contract Loans                                                            283,709           2.59%       283,709           2.59%
Derivatives                                                                 5,563           0.05%         5,563           0.05%
Receivables for securities                                                    112             --            112             --
Cash and short-term investments                                           105,358           0.96%       105,358           0.96%
Other invested assets                                                      77,830           0.71%        77,761           0.71%
                                                                    -------------  -------------  -------------   ------------
     TOTAL INVESTED ASSETS                                          $  10,936,341         100.00% $  10,936,272         100.00%
                                                                    =============  =============  =============   ============

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

1. State the reporting entity's total admitted assets as reported on its annual statement. $11,259,134.

2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

                                                                                                          PERCENTAGE OF TOTAL
     INVESTMENT CATEGORY                                                                    AMOUNT          ADMITTED ASSETS
     --------------------------------------------------------------------------------   ---------------   --------------------
     2.01     AMERICAN WATER WORKS COMPANY INC                                          $        71,129                    0.6%
     2.02     FEDERAL HOME LOAN BANK                                                             47,385                    0.4%
     2.03     CARGILL INC                                                                        42,391                    0.4%
     2.04     SAP SE                                                                             40,559                    0.4%
     2.05     WAL-MART STORES INC                                                                40,303                    0.4%
     2.06     AT&T INC                                                                           39,431                    0.4%
     2.07     FLUOR CORPORATION                                                                  38,125                    0.3%
     2.08     WALGREENS BOOTS ALLIANCE INC                                                       37,129                    0.3%
     2.09     NATIONAL GRID PLC                                                                  35,450                    0.3%
     2.10     SCHLUMBERGER NV                                                                    34,935                    0.3%

3. State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                                        PERCENTAGE OF TOTAL                       PERCENTAGE OF TOTAL
                                           ---------------------------------------------   -----------------------------------
                                                             ADMITTED        PREFERRED                          ADMITTED
     BONDS                                    AMOUNT          ASSETS          STOCKS          AMOUNT             ASSETS
     ------------------------------------  -------------   -------------   -------------   -------------    ------------------
     3.01 NAIC - 1                             5,248,316            46.6%  P/RP - 1        $          --                   0.0%
     3.02 NAIC - 2                             3,353,574            29.8%  P/RP - 2                9,533                   0.1%
     3.03 NAIC - 3                               270,759             2.4%  P/RP - 3                   --                   0.0%
     3.04 NAIC - 4                                48,918             0.4%  P/RP - 4                   --                   0.0%
     3.05 NAIC - 5                                 3,673             0.0%  P/RP - 5                   --                   0.0%
     3.06 NAIC - 6                                    --             0.0%  P/RP - 6                   --                   0.0%

4. State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31--DERIVATIVE INSTRUMENTS), including:

     Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes / / No /X/

      4.01      Total admitted assets held in foreign investments                            $     1,213,384              10.8%
      4.02      Foreign-currency-denominated investments                                                  --               0.0%
      4.03      Insurance liabilities denominated in that same foreign currency                           --               0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
      5.01      Countries rated NAIC-1                                                  $      1,173,067                  10.4%
      5.02      Countries rated NAIC-2                                                            40,317                   0.4%
      5.03      Countries rated NAIC-3 or below                                                       --                   0.0%

6. Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
                Countries rated NAIC-1
      6.01      Country: United Kingdom                                                 $        318,225                   2.8%
      6.02      Country: Australia                                                               269,838                   2.4%
                Countries rated NAIC-2
      6.03      Country: Mexico                                                         $         24,317                   0.2%
      6.04      Country: Spain                                                                    14,500                   0.1%
                Countries rated NAIC-3 or below
      6.05      Country:                                                                $             --                   0.0%
      6.06      Country:                                                                              --                   0.0%

                                                                                                           PERCENTAGE OF TOTAL
                                                                                            AMOUNT           ADMITTED ASSETS
                                                                                        ----------------   -------------------
7.   Aggregate unhedged foreign currency exposure                                       $             --                   0.0%


8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

      8.01     Countries rated NAIC-1                                                   $             --                   0.0%
      8.02     Countries rated NAIC-2                                                                 --                   0.0%
      8.03     Countries rated NAIC-3 or below                                                        --                   0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

      9.01     Country:                                                                 $             --                   0.0%
      9.02     Country:                                                                               --                   0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

List the 10 largest sovereign (i.e. non-governmental) foreign issues:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
      10.01     1 SAP AG                                                                $         40,559                   0.4%
      10.02     1 CSL LTD                                                                         26,000                   0.2%
      10.03     1FE INVESCO LTD                                                                   25,941                   0.2%
      10.04     1FE MEDTRONIC PLC                                                                 25,894                   0.2%
      10.05     1FE ROYAL DUTCH SHELL PLC                                                         25,858                   0.2%
      10.06     2FE PERNOD-RICARD SA                                                              23,297                   0.2%
      10.07     1 COMPASS GROUP PLC                                                               23,000                   0.2%
      10.08     1FE SABMILLER PLC                                                                 21,955                   0.2%
      10.09     2FE TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                        20,913                   0.2%
      10.10     2FE BRITISH SKY BROADCASTING GROUP PLC                                            20,831                   0.2%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?
Yes /X/ No / /

      11.01     Total admitted assets held in Canadian investments                      $             --                   0.0%
      11.02     Canadian-currency denominated investments                                             --                   0.0%
      11.03     Canadian-denominated insurance liabilities                                            --                   0.0%
      11.04     Unhedged Canadian currency exposure                                                   --                   0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

Line 13 is not applicable because the Company's equity securities are less than 2.5% of admitted assets.

Line 14 is not applicable because the Company's nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

Line 15 is not applicable because the Company's general partnership interests are less than 2.5% of admitted assets.

16. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

     Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity's total admitted assets? Yes / / No /X/

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

 List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                                                           PERCENTAGE OF TOTAL
      TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)                                           AMOUNT          ADMITTED ASSETS
      -------------------------------------------------------------------------------   ----------------   -------------------
      16.02     Commercial                                                              $         26,069                   0.2%
      16.03     Commercial                                                                        17,979                   0.2%
      16.04     Commercial                                                                        17,823                   0.2%
      16.05     Commercial                                                                        16,544                   0.1%
      16.06     Commercial                                                                        15,688                   0.1%
      16.07     Commercial                                                                        15,366                   0.1%
      16.08     Commercial                                                                        15,320                   0.1%
      16.09     Commercial                                                                        15,126                   0.1%
      16.10     Commercial                                                                        15,100                   0.1%
      16.11     Commercial                                                                        15,078                   0.1%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
      16.12     Construction loans                                                      $             --                   0.0%
      16.13     Mortgage loans over 90 days past due                                                  --                   0.0%
      16.14     Mortgage loans in the process of foreclosure                                          --                   0.0%
      16.15     Mortgage loans foreclosed                                                             --                   0.0%
      16.16     Restructured mortgage loans                                                        1,842                   0.0%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                       COMMERCIAL                      AGRICULTURAL
                              ------------------------------   ------------------------------   ------------------------------
                                            PERCENTAGE OF                    PERCENTAGE OF                    PERCENTAGE OF
                                                TOTAL                            TOTAL                            TOTAL
                                               ADMITTED                         ADMITTED                         ADMITTED
      LOAN-TO VALUE             AMOUNT          ASSETS           AMOUNT          ASSETS           AMOUNT          ASSETS
      ---------------------   ----------  ------------------   ----------  ------------------   ----------  ------------------
      17.01 above 95%         $       --                 0.0%  $    1,071                 0.0%  $       --                 0.0%
      17.02 91% to 95%                --                 0.0%          --                 0.0%          --                 0.0%
      17.03 81% to 90%                --                 0.0%          --                 0.0%          --                 0.0%
      17.04 71% to 80%                --                 0.0%      13,921                 0.1%          --                 0.0%
      17.05 below 70%                119                 0.0%   1,501,651                13.3%          --                 0.0%

Line 18 is not applicable because the Company's investments held in real estate are less than 2.5% of admitted assets.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

Line 19 is not applicable because the Company's investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 is not applicable since the Company does not have securities lending or repurchase agreements.

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards.

                                                           AT YEAR-END
                                                       PERCENTAGE OF TOTAL                   AT END OF EACH QUARTER
                                                  -----------------------------   --------------------------------------------
                                                                    ADMITTED         1ST QTR        2ND QTR         3RD QTR
                                                     AMOUNT           ASSET          AMOUNT          AMOUNT          AMOUNT
                                                  -------------   -------------   -------------   ------------    ------------
                                                                                   (UNAUDITED)    (UNAUDITED)     (UNAUDITED)
      Hedging                                                --             0.0%             --             --              --
      Income generation                                      --             0.0%             --             --              --
      Replications                                           --             0.0%             --             --              --
      Other                                                  --             0.0%             --             --              --

Line 23 is not applicable since the Company does not have potential exposure for futures contracts.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO THE SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, SUMMARY INVESTMENT SCHEDULE AND SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015

1.   BASIS OF PRESENTATION

     The accompanying schedules and interrogatories present selected financial data as of December 31, 2015 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agree to or are included in the amounts reported in the Company's 2015 Statutory Annual Statement as filed with the IDOI.

     Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

             AUL FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)
                        One American Square, PO Box 7127
                          Indianapolis, Indiana 46282
                               www.oneamerica.com

                      STATEMENT OF ADDITIONAL INFORMATION

                              Dated:, May 1, 2016

                            PART C: OTHER INFORMATION

ITEM 26. EXHIBITS

(a)   Board of Directors Resolutions.

      1. Resolution of the Board of Directors of the Depositor dated July 10, 1997 concerning AUL American Individual Variable Life Unit Trust (1)

(b)   Custodian Agreements.

      Not Applicable.

(c)   Underwriting Contracts.

      1. Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (1)

      2.    Form of Selling Agreement (1)

(d)   Contracts.

      1. Form of Flexible Premium Adjustable Universal Variable Life Insurance Policy (1)

      2.    Form of Accelerated Death Benefit Rider (1)

      3.    Form of Accounting Benefit Rider (1)

      4.    Form of Aviation Exclusion Rider (1)

      5.    Form of Change of Insured Rider (1)

      6.    Form of Children's Term Insurance Rider (1)

      7.    Form of Credit of Premium Disability Rider (1)

      8.    Form of Extended No-Lapse Guarantee Rider (1)

      9.    Form of Guaranteed Insurability Rider (1)

      10.   Form of Other Insured Term Insurance Rider (1)

      11.   Form of Overloan Protection Rider (1)

      12.   Form of Premium Deposit Account Rider (1)

      13.   Form of Waiver of Monthly Deductions Disability Rider (1)

(e)   Applications.

      1. Form of Flexible Premium Adjustable Universal Variable Life Insurance Policy Application (1)

      2.    Aviation Supplement Application (1)

(f)   Depositor's Certificate of Incorporation and By-Laws.

      1. Certification of Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

      2. Articles of Merger between American Central Life Insurance Company and United Mutual Life Company (1)

      3. Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (1)

      4. Second Amended and Restated Bylaws of American United Life Insurance Company (1)

(g)   Reinsurance Contracts.

      Not Applicable.

(h)   Participation Agreements.

      1. Form of Participation Agreement between American United Life Insurance Company and AIM Variable Insurance Funds (1)

      2.    Form of Participation Agreement with Alger American Fund (1)

      3. Form of Participation Agreement between American United Life Insurance Company and AllianceBernstein (1)

      4. Form of Participation Agreement with American Century Variable Portfolios (1)

      5.    Form of Participation Agreement with Calvert Variable Series, Inc.
            (1)

      6. Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (1)

      7. Form of Participation Agreement between American United Life Insurance Company and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (1)

      8. Form of Participation Agreement between American United Life Insurance Company and Fidelity Variable Insurance Products Fund (1)

      9. Form of Participation Agreement between American United Life Insurance Company and Fidelity Variable Insurance Products Fund II
            (1)

      10. Form of Participation Agreement between American United Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (1)

      11. Form of Participation Agreement between American United Life Insurance Company and Janus Aspen Series (1)

      12. Form of Participation Agreement between American United Life Insurance Company and Neuberger Berman Advisers Management Trust (1)

      13. Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company (1)

      14. Form of Participation Agreement between American United Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc.
            (1)

      15. Form of Participation Agreement between American United Life Insurance Company and T. Rowe Price Equity Series, Inc. (1)

      16. Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company and T. Rowe Price Equity Series, Inc. (1)

      17. Form of Participation Agreement between American United Life Insurance Company and the Timothy Plan (1)

      18. Form of Participation Agreement between American United Life Insurance Company and Vanguard Variable Insurance Fund (1)


      19. Form of Participation Agreement between American United Life Insurance Company and Goldman Sachs Variable Insurance Trust (3)


(i)   Administrative Contracts.

      Not Applicable.

(j)   Other Material Contracts.

      Not Applicable.

(k)   Legal Opinion.

      1. Opinion and consent of legal officer of American United Life Insurance Company as to legality of Policies being registered (1)

(l)   Actuarial Opinion.

      Not Applicable.

(m)   Calculation.

      Not Applicable.

(n)   Other Opinions.

      1.    Consent of Independent Auditors (3)

      2.    Powers of Attorney (2)

      3.    Rule 483 (3)

(o)   Omitted Financial Statements.

      Not Applicable.

(p)   Initial Capital Agreements.

      Not Applicable.

(q)   Redeemability Exemption.

      1.    Memorandum describing issuance, transfer and redemption procedures.
            (1)

----------
(1) Filed with the Registrant's Registration Statement on Form N-6 on August 11, 2008.

(2)   Filed with the Registrant's Post-Effective Amendment No. 5 on April 19,
      2012.


(3)   Filed with the Registrant's Post-Effective Amendment No. 9 on April 22,
      2016.


ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                                                          POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                                  WITH AUL
--------------------------------------------------------   ---------------------------------------------------------
J. Scott Davison                                           President and Chief Executive Officer (8/13 - present);
                                                           Executive Vice President (2/11 - 8/13); Chief Financial
                                                           Officer (6/04 - 2/11)

Jeffrey D. Holley                                          EVP Chief Financial Officer & Treasurer, (6/14 - present);
                                                           Chief Financial Officer & Treasurer (9/11 - 6/14);
                                                           Director, AUL (10/11 - present)

John C. Mason                                              Senior Vice President & Chief Investment Officer (5/13 -
                                                           present); Chief Investment Officer (3/12 - 5/13); Vice
                                                           President, Investments (8/11 - 3/12); Vice President,
                                                           Fixed Income Securities (2/10 - 8/11); Vice President,
                                                           Marketable Bonds (11/04 - 2/10)

Mark C. Roller                                             EVP Organizational & Operational Development (6/14 -
                                                           present); Senior Vice President, Human Resources &
                                                           Corporate Support, (12/01 - 6/14); Director, AUL (12/01
                                                           - present)

Thomas M. Zurek                                            EVP General Counsel & Secretary (8/14 - present); General
                                                           Counsel & Secretary (8/02 - 8/14); Director, AUL (8/02 -
                                                           present)

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a Limited Liability Company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is a Stock Holding Company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2015, there are 620 million authorized shares; currently, 132 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 81 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2015. As a result of the transaction, the separate accounts of AUL have acquired a 99.14% equity interest in the Fund.


ONEAMERICA RETIREMENT SERVICES LLC ("OARS") is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.


ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2015, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2015, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.


PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 29. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

      (a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

            (i)   a member of the Board of Directors of the Corporation,

            (ii)  an officer of the Corporation, or

            (iii) while a director or officer of the Corporation, serving at the
                  Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

                  Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

      (b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

      (c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 30. PRINCIPAL UNDERWRITERS

      (a) Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

      (b) Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:


NAME AND PRINCIPAL                                                            POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                        WITH ONEAMERICA SECURITIES, INC.
--------------------------------------------------------   -----------------------------------------------------------
Matthew T. Fleetwood                                       Director & President

Beth Haney                                                 Treasurer & Director

Dennis C. Martin                                           Chairman of the Board, Director

Terry W. Burns                                             Director

James Crampton                                             Tax Director

Sue E. Uhl                                                 Secretary, Chief Counsel & Anti-Money Laundering Officer

Anthony M. Smart                                           Vice President, Business Technology

Jay B. Williams                                            Chief Compliance Officer

John W. Zeigler                                            Vice President, Insurance Agency Registrations

Eric D. Smiley                                             Vice President, Operations

Bryan Hartley                                              Acting Financial Operations Principal

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0638

      (c)   Not Applicable.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 32. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 33. FEE REPRESENTATION

The Registrant represents that the aggregate fees and charges deducted under the variable life contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the registrant, AUL American Individual Variable Life Unit Trust, has duly caused this Post-Effective Amendment No. 9 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the city of Indianapolis, and the state of Indiana, on the 22nd day of April, 2016.


                                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (Registrant)

                                By: American United Life Insurance Company

                                By:
                                    --------------------------------------------
                                Name: J. Scott Davison*
                                Title: President & CEO


                                AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                (Depositor)

                                By:
                                    --------------------------------------------
                                Name: J. Scott Davison*
                                Title: President & CEO



*By: /s/ Stephen L. Due
     --------------------------------------

Stephen L. Due as attorney-in-fact
Date: April 22, 2016

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the registration statement has been signed below by the following persons in the capacities and on the date indicated.



               SIGNATURE                                  TITLE                                  DATE
----------------------------------------- -------------------------------------- -------------------------------------
J. Scott Davison*                         Director                               April 22, 2016

Jeffrey D. Holley*                        Director                               April 22, 2016

Mark C. Roller*                           Director                               April 22, 2016

John C. Mason*                            Director                               April 22, 2016

Thomas M. Zurek*                          Director                               April 22, 2016




/s/ Stephen L. Due
---------------------------------------------

*By: Stephen L. Due as Attorney-in-fact
Date: April 22, 2016

                          EXHIBITS FILED WITH FORM N-6

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                    OF AMERICAN UNITED LIFE INSURANCE COMPANY


EXHIBIT NUMBER IN FORM N-6, ITEM 26                          NAME OF EXHIBIT
--------------------------------------------   --------------------------------------------
                  H 19                                 Form of Participation Agreement between
                                                       American United Life Insurance Company and
                                                       Goldman Sachs Variable Insurance Trust
                  N 1                                  Consent of Independent Auditor
                  N 3                                  Rule 483 Certified Resolution